SEPTEMBER 30, 2002






WORLD CLASS

INSTITUTIONAL

ASSET MANAGEMENT

AT A PERSONAL LEVEL






                                        TAX-FREE

                                        BOND

                                        PORTFOLIOS




                                        ANNUAL REPORT

                                        TO SHAREHOLDERS




                                        [LOGO OMITTED]
                                        BLACKROCK
                                        ---------
                                            FUNDS




NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                            TAX-FREE BOND PORTFOLIOS



* TAX-FREE INCOME

* PENNSYLVANIA TAX-FREE INCOME

* NEW JERSEY TAX-FREE INCOME

* OHIO TAX-FREE INCOME

* DELAWARE TAX-FREE INCOME

* KENTUCKY TAX-FREE INCOME




--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

SHAREHOLDER LETTER............................................................ 1
PORTFOLIO SUMMARIES
      Tax-Free Income......................................................... 2
      Pennsylvania Tax-Free Income............................................ 3
      New Jersey Tax-Free Income.............................................. 4
      Ohio Tax-Free Income.................................................... 5
      Delaware Tax-Free Income................................................ 6
      Kentucky Tax-Free Income................................................ 7
      Note on Performance Information......................................... 8
STATEMENTS OF NET ASSETS .................................................. 9-28
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations............................................... 29
      Statements of Changes in Net Assets................................. 30-31
      Financial Highlights................................................ 32-39
NOTES TO FINANCIAL STATEMENTS............................................. 40-47
REPORT OF INDEPENDENT ACCOUNTANTS.............................................48
FUND MANAGEMENT............................................................49-51



--------------------------------------------------------------------------------
                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS

 BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

 BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

 BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

 BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.
--------------------------------------------------------------------------------

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------


September 30, 2002

DEAR SHAREHOLDER:

      We are pleased to present the Annual Report to Shareholders of the BlackRock Tax-Free Bond Portfolios for the year ending September 30, 2002. This report includes comments from portfolio managers, performance, and other relevant information regarding the BlackRock Funds. We encourage you to read the report, and we thank you for making BlackRock part of your investment program.

      Investors have faced much uncertainty over the past year. Corporate governance issues, global political unrest, earnings disappointments and the prospect of a war in the Middle East continue to underscore a jittery equity market and a general sense of investor uncertainty. In this volatile environment, many investors sought refuge in more conservative investments. This, combined with expectations of accommodative monetary policy, created a positive environment for fixed income securities.

      The municipal market displayed strength during the period. Large numbers of individual investors concerned about the volatility of the stock market and the relatively low rates paid by CDs and money markets, pursued opportunities in municipal bonds. In addition, many investors were drawn to the sector's high taxable-equivalent yields. For the year ending September 30, 2002, The LEHMAN MUNICIPAL BOND INDEX returned 8.94%.(1) Over the same period, the S&P 500 INDEX returned -20.49%.(2)

      We remain confident that our disciplined approach to fixed income investing is appropriate for the long-term. The Funds are actively managed, which means that the management team is continuously monitoring the municipal bond market and adjusting the portfolios to gain exposure to various issuers, revenue sources and security types. This strategy enables the Funds to move to different sectors, credits and coupons to capitalize on changing market conditions.

      The recent market environment has reiterated what we long believed -- that fixed income is an important part of a diversified investment portfolio. In addition, we feel that the strategy for investors remains the same: establish a long-term investment plan that fits your overall goals and risk tolerance and then stay the course. We encourage investors to consult with their financial advisors for help in making decisions for their long-term financial plans.

      On behalf of BlackRock, we thank you for your continued confidence and appreciate the opportunity to help you achieve your financial goals.


Sincerely,

/S/ ANNE ACKERLEY

Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

1 The LEHMAN MUNICIPAL BOND INDEX measures the performance of the investment grade long-term tax-exempt bond market. The index is unmanaged and cannot be purchased directly.
2 The S&P 500 INDEX measures performance of large cap U.S. equities through changes in the aggregate market value of 500 stocks representing leading industries. The index is unmanaged and cannot be purchased directly.




                                                                           -----

                            TAX-FREE INCOME PORTFOLIO
--------------------------------------------------------------------------------

TOTAL NET ASSETS (9/30/02): $380.7 MILLION

PERFORMANCE BENCHMARK
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH

     PURSUES AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN MUNICIPAL BONDS THAT ARE RATED INVESTMENT GRADE ("BBB" OR ABOVE) AT THE TIME OF PURCHASE BY AT LEAST ONE MAJOR RATING AGENCY OR DETERMINED BY THE MANAGER TO BE OF SIMILAR QUALITY. THE PORTFOLIO MAY INVEST UP TO 20% OF ITS ASSETS IN SECURITIES THAT ARE SUBJECT TO FEDERAL INCOME TAX (INCLUDING THE FEDERAL ALTERNATIVE MINIMUM TAX) AND UP TO 25% OF ITS ASSETS IN MUNICIPAL SECURITIES OF ISSUERS LOCATED IN THE SAME STATE. THE PORTFOLIO EMPHASIZES MUNICIPAL BONDS IN THE 10 TO 20 YEAR MATURITY RANGE AND SEEKS TO MAINTAIN A DURATION COMPARABLE TO THAT OF ITS LIPPER PEER GROUP, GENERAL MUNICIPAL DEBT FUNDS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY

     o THE FEDERAL OPEN MARKET COMMITTEE (FOMC) ANNOUNCED FOUR REDUCTIONS TOTALING 175 BASIS POINTS (BPS) IN THE FEDERAL FUNDS RATE IN THE PERIOD IMMEDIATELY FOLLOWING SEPTEMBER 11, 2001, WITH THE LAST REDUCTION ON DECEMBER 11, 2001. SINCE THEN, THE BOND MARKET HAS PRICED IN VARIOUS SCENARIOS, RANGING FROM A FED TIGHTENING OF UP TO 175 BPS BY THE END OF 2002, TO THE CURRENTLY ACCEPTED THOUGHT THAT THE NEXT MOVE BY THE FOMC WILL BE YET ANOTHER RATE CUT. THE DOWNSWING IN INVESTOR SENTIMENT IS DIRECTLY RELATED TO THE INCREASING CONCERNS RELATED TO THE POTENTIAL OF A "DOUBLE DIP" RECESSION AND THE RISK OF A DEFLATIONARY ENVIRONMENT TAKING HOLD IN THE U.S.
     o THE MUNICIPAL MARKET WAS ONE OF THE TOP-PERFORMING FIXED INCOME ASSET CLASSES YEAR-TO-DATE 2002. DEMAND REMAINED ROBUST FOR MUNICIPAL BONDS FROM BOTH RETAIL AND INSTITUTIONAL CUSTOMERS AS A RESULT OF THE HIGH TAXABLE-EQUIVALENT INCOME OFFERED BY THESE SECURITIES. SINCE THE BEGINNING OF 2002, THE BEST TOTAL RETURN PERFORMANCE HAS BEEN EXHIBITED BY THE 15-YEAR PORTION OF THE LEHMAN MUNICIPAL BOND INDEX.
     o THE ISSUANCE IN THE MUNICIPAL MARKET CONTINUES AT A RECORD SETTING PACE AS MUNICIPAL ISSUERS ARE TAKING ADVANTAGE OF LOWER INTEREST RATES TO REFINANCE THEIR OLDER, HIGHER COST DEBT, SIMILAR TO A HOMEOWNER REFINANCING A MORTGAGE.
     o AN ADDITIONAL SOURCE OF NEW ISSUE SUPPLY HAS BEEN THE INCREASING BUDGETARY PRESSURES BEING FELT AT THE STATE AND LOCAL GOVERNMENT LEVEL. AS A RESULT OF DECLINING INCOME TAX RECEIPTS, MANY MUNICIPALITIES HAVE BEEN TURNING TO THE BOND MARKET TO FINANCE THEIR CONTINUING INFRASTRUCTURE INVESTMENTS. IN THE FIRST NINE MONTHS OF 2002, NEW ISSUE SUPPLY TOTALED APPROXIMATELY $252 BILLION, A PACE, WHICH IF CONTINUED, WILL BRING TOTAL 2002 ISSUANCE TO OVER $320 BILLION, AN ALL-TIME RECORD.
     o THE PORTFOLIO CONTINUED TO FOCUS ON HIGHER COUPON SECURITIES WITH SHORTER CALLS AND LESS INTEREST RATE SENSITIVITY. ALTHOUGH THIS BENEFITED THE TOTAL RETURN IN THE FIRST HALF OF THE PERIOD, IT HINDERED PERFORMANCE IN THE LAST SIX MONTHS AS INTEREST RATES DECLINED DRAMATICALLY. THE PORTFOLIO'S PERFORMANCE HAS BEEN NEGATIVELY IMPACTED BY THE DECLINE IN THE VALUE OF AIRPORT AND AIRLINE DEBT, POST SEPTEMBER 11, 2001.



          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE TAX-FREE INCOME PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX
                   FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

         Institutional    Service      Investor A        Investor B      Investor C      Lehman
May-90     $10,000        $10,000        $9,600           $10,000         $10,000        $10,000
Jun-90     $10,118        $10,118        $9,662           $10,118         $10,118        $10,234
Sep-90     $10,139        $10,139        $9,683           $10,139         $10,139        $10,240
Dec-90     $10,513        $10,513        $10,040          $10,513         $10,513        $10,681
Mar-91     $10,720        $10,720        $10,238          $10,720         $10,720        $10,923
Jun-91     $10,919        $10,919        $10,428          $10,919         $10,919        $11,156
Sep-91     $11,296        $11,296        $10,787          $11,296         $11,296        $11,590
Dec-91     $11,708        $11,708        $11,181          $11,708         $11,708        $11,979
Mar-92     $11,776        $11,776        $11,247          $11,776         $11,776        $12,015
Jun-92     $12,215        $12,215        $11,665          $12,215         $12,215        $12,471
Sep-92     $12,504        $12,504        $11,942          $12,504         $12,504        $12,802
Dec-92     $12,744        $12,744        $12,170          $12,744         $12,744        $13,035
Mar-93     $13,246        $13,246        $12,650          $13,246         $13,246        $13,518
Jun-93     $13,708        $13,708        $13,091          $13,708         $13,708        $13,961
Sep-93     $14,200        $14,194        $13,551          $14,189         $14,189        $14,432
Dec-93     $14,412        $14,400        $13,738          $14,385         $14,385        $14,635
Mar-94     $13,430        $13,410        $12,786          $13,389         $13,389        $13,832
Jun-94     $13,615        $13,587        $12,948          $13,558         $13,558        $13,985
Sep-94     $13,661        $13,625        $12,978          $13,590         $13,590        $14,080
Dec-94     $13,455        $13,395        $12,764          $13,365         $13,365        $13,878
Mar-95     $14,555        $14,496        $13,793          $14,443         $14,443        $14,859
Jun-95     $14,810        $14,737        $14,014          $14,674         $14,674        $15,218
Sep-95     $15,242        $15,156        $14,404          $15,083         $15,083        $15,656
Dec-95     $15,941        $15,825        $15,031          $15,739         $15,739        $16,302
Mar-96     $15,806        $15,694        $14,900          $15,602         $15,602        $16,105
Jun-96     $15,953        $15,828        $15,026          $15,734         $15,734        $16,228
Sep-96     $16,378        $16,237        $15,408          $16,104         $16,104        $16,602
Dec-96     $16,853        $16,696        $15,837          $16,522         $16,522        $17,025
Mar-97     $16,838        $16,669        $15,805          $16,458         $16,458        $16,985
Jun-97     $17,446        $17,258        $16,439          $16,999         $16,999        $17,571
Sep-97     $18,032        $17,824        $16,971          $17,550         $17,516        $18,101
Dec-97     $18,560        $18,332        $17,448          $18,043         $17,975        $18,592
Mar-98     $18,805        $18,559        $17,656          $18,258         $18,155        $18,806
Jun-98     $19,080        $18,815        $17,892          $18,502         $18,363        $19,092
Sep-98     $19,629        $19,344        $18,386          $19,013         $18,835        $19,678
Dec-98     $19,753        $19,450        $18,480          $19,110         $18,896        $19,797
Mar-99     $19,856        $19,536        $18,554          $19,187         $18,935        $19,972
Jun-99     $19,510        $19,180        $18,209          $18,796         $18,549        $19,619
Sep-99     $19,301        $18,960        $17,992          $18,536         $18,293        $19,540
Dec-99     $18,931        $18,582        $17,627          $18,125         $17,887        $19,388
Mar-00     $19,474        $19,101        $18,111          $18,589         $17,429        $19,956
Jun-00     $19,725        $19,332        $18,323          $18,771         $17,600        $20,257
Sep-00     $20,228        $19,811        $18,769          $19,191         $17,188        $20,747
Dec-00     $21,005        $20,556        $19,467          $19,869         $17,778        $21,654
Mar-01     $21,415        $20,941        $19,823          $20,195         $18,069        $22,135
Jun-01     $21,601        $21,108        $19,956          $20,292         $18,156        $22,279
Sep-01     $22,212        $21,689        $20,515          $20,821         $18,630        $22,905
Dec-01     $22,008        $21,474        $20,301          $20,567         $18,402        $22,765
Mar-02     $22,217        $21,661        $20,452          $20,680         $18,504        $22,979
Jun-02     $22,786        $22,200        $20,971          $21,166         $18,938        $23,821
Sep-02     $23,339        $22,724        $21,455          $21,615         $19,340        $24,952


                                 FOR PERIOD ENDING SEPTEMBER 30, 2002
------------------------------------------------------------------------------------------------------

                                      AVERAGE ANNUAL TOTAL RETURN
                                              1 Year        5 Year        10 Year      From Inception
                                             -------       ---------     ---------    ----------------
  Institutional Class                         5.08%          5.29%         6.44%           7.08%
  Service Class                               4.77%          4.98%         6.16%           6.85%
  Investor A Class (Load Adjusted)            0.44%          3.95%         5.55%           6.36%
  Investor A Class (NAV)                      4.59%          4.80%         5.98%           6.71%
  Investor B Class (Load Adjusted)           (0.69)%         3.68%         5.49%           6.31%
  Investor B Class (NAV)                      3.81%          4.02%         5.49%           6.31%
  Investor C Class (Load Adjusted)            2.81%          4.02%         5.49%           6.31%
  Investor C Class (NAV)                      3.81%          4.02%         5.49%           6.31%
------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL SHARES, 1/21/93; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 7/18/96 AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

-----
  2

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------------------------------------------------

TOTAL NET ASSETS (9/30/02): $963.4 MILLION

PERFORMANCE BENCHMARK
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH

     PURSUES AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND PENNSYLVANIA STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN MUNICIPAL BONDS THAT ARE RATED INVESTMENT GRADE ("BBB" OR ABOVE) AT THE TIME OF PURCHASE BY AT LEAST ONE MAJOR RATING AGENCY OR DETERMINED BY THE MANAGER TO BE OF SIMILAR QUALITY. THE PORTFOLIO MAY INVEST UP TO 20% OF ITS ASSETS IN SECURITIES THAT ARE SUBJECT TO FEDERAL INCOME TAX (INCLUDING THE FEDERAL ALTERNATIVE MINIMUM TAX) AND PENNSYLVANIA STATE INCOME TAX. THE PORTFOLIO EMPHASIZES MUNICIPAL BONDS IN THE 10 TO 20 YEAR MATURITY RANGE AND SEEKS TO MAINTAIN A DURATION COMPARABLE TO THAT OF ITS LIPPER PEER GROUP, PENNSYLVANIA MUNICIPAL DEBT FUNDS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY

     o THE FEDERAL OPEN MARKET COMMITTEE (FOMC) ANNOUNCED FOUR REDUCTIONS TOTALING 175 BASIS POINTS (BPS) IN THE FEDERAL FUNDS RATE IN THE PERIOD IMMEDIATELY FOLLOWING SEPTEMBER 11, 2001, WITH THE LAST REDUCTION ON DECEMBER 11, 2001. SINCE THEN, THE BOND MARKET HAS PRICED IN VARIOUS SCENARIOS, RANGING FROM A FED TIGHTENING OF UP TO 175 BPS BY THE END OF 2002, TO THE CURRENTLY ACCEPTED THOUGHT THAT THE NEXT MOVE BY THE FOMC WILL BE YET ANOTHER RATE CUT. THE DOWNSWING IN INVESTOR SENTIMENT IS DIRECTLY RELATED TO THE INCREASING CONCERNS RELATED TO THE POTENTIAL OF A "DOUBLE DIP" RECESSION AND THE RISK OF A DEFLATIONARY ENVIRONMENT TAKING HOLD IN THE U.S.
     o THE MUNICIPAL MARKET WAS ONE OF THE TOP-PERFORMING FIXED INCOME ASSET CLASSES YEAR-TO-DATE 2002. DEMAND REMAINED ROBUST FOR MUNICIPAL BONDS FROM BOTH RETAIL AND INSTITUTIONAL CUSTOMERS AS A RESULT OF THE HIGH TAXABLE-EQUIVALENT INCOME OFFERED BY THESE SECURITIES. SINCE THE BEGINNING OF 2002, THE BEST TOTAL RETURN PERFORMANCE HAS BEEN EXHIBITED BY THE 15-YEAR PORTION OF THE LEHMAN MUNICIPAL BOND INDEX.
     o NEW ISSUANCE IN THE MUNICIPAL MARKET CONTINUES AT A RECORD SETTING PACE AS MUNICIPAL ISSUERS ARE TAKING ADVANTAGE OF LOWER INTEREST RATES TO REFINANCE THEIR OLDER, HIGHER COST DEBT, SIMILAR TO A HOMEOWNER REFINANCING A MORTGAGE.
     o AN ADDITIONAL SOURCE OF NEW ISSUE SUPPLY HAS BEEN THE INCREASING BUDGETARY PRESSURES BEING FELT AT THE STATE AND LOCAL GOVERNMENT LEVEL. AS A RESULT OF DECLINING INCOME TAX RECEIPTS, MANY MUNICIPALITIES HAVE BEEN TURNING TO THE BOND MARKET TO FINANCE THEIR CONTINUING INFRASTRUCTURE INVESTMENTS. IN THE FIRST NINE MONTHS OF 2002, NEW ISSUE SUPPLY TOTALED APPROXIMATELY $252 BILLION, A PACE, WHICH IF CONTINUED, WILL BRING TOTAL 2002 ISSUANCE TO OVER $320 BILLION, AN ALL-TIME RECORD.
     o PENNSYLVANIA SUPPLY INCREASED BY 18% YEAR-OVER-YEAR TO $10.8 BILLION. THE INCREASED SUPPLY HAS BEEN MET BY CONTINUED RETAIL AND INSTITUTIONAL DEMAND, THUS ALLOWING PENNSYLVANIA TAX-EXEMPT SECURITIES TO PERFORM RELATIVELY WELL. THE PORTFOLIO CONTINUED TO FOCUS ON HIGHER COUPON SECURITIES WITH SHORTER CALLS AND LESS INTEREST RATE SENSITIVITY. ALTHOUGH THIS BENEFITED THE TOTAL RETURN IN THE FIRST HALF OF THE PERIOD, IT HINDERED PERFORMANCE IN THE LAST SIX MONTHS AS INTEREST RATES DECLINED DRAMATICALLY.




    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PA TAX-FREE INCOME PORTFOLIO AND LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

          Institutional     Service    Investor A     Investor B    Investor C     Lehman
Dec-92       $10,000        $10,000      $9,600         $10,000       $10,000      $10,000
Dec-92       $10,080        $10,080      $9,626         $10,080       $10,080      $10,182
Mar-93       $10,492        $10,492      $10,020        $10,492       $10,492      $10,560
Jun-93       $10,809        $10,809      $10,322        $10,809       $10,809      $10,905
Sep-93       $11,142        $11,165      $10,667        $11,170       $11,170      $11,274
Dec-93       $11,324        $11,341      $10,841        $11,352       $11,352      $11,432
Mar-94       $10,614        $10,621      $10,159        $10,638       $10,638      $10,805
Jun-94       $10,746        $10,746      $10,284        $10,769       $10,769      $10,924
Sep-94       $10,813        $10,808      $10,337        $10,824       $10,824      $10,999
Dec-94       $10,545        $10,533      $10,069        $10,518       $10,518      $10,841
Mar-95       $11,353        $11,332      $10,828        $11,296       $11,296      $11,607
Jun-95       $11,614        $11,585      $11,064        $11,526       $11,526      $11,888
Sep-95       $11,981        $11,944      $11,400        $11,859       $11,859      $12,230
Dec-95       $12,483        $12,439      $11,867        $12,326       $12,326      $12,734
Mar-96       $12,343        $12,283      $11,716        $12,145       $12,145      $12,580
Jun-96       $12,448        $12,379      $11,802        $12,212       $12,212      $12,677
Sep-96       $12,734        $12,653      $12,059        $12,455       $12,455      $12,969
Dec-96       $13,058        $12,966      $12,353        $12,733       $12,733      $13,299
Mar-97       $13,010        $12,909      $12,294        $12,648       $12,648      $13,268
Jun-97       $13,413        $13,294      $12,713        $12,997       $12,997      $13,726
Sep-97       $13,810        $13,679      $13,076        $13,341       $13,341      $14,140
Dec-97       $14,198        $14,052      $13,429        $13,675       $13,675      $14,523
Mar-98       $14,371        $14,212      $13,578        $13,806       $13,806      $14,690
Jun-98       $14,600        $14,428      $13,779        $14,004       $14,004      $14,914
Sep-98       $14,985        $14,799      $14,127        $14,351       $14,351      $15,372
Dec-98       $15,065        $14,867      $14,187        $14,404       $14,404      $15,464
Mar-99       $15,185        $14,976      $14,285        $14,496       $14,496      $15,601
Jun-99       $14,933        $14,717      $14,032        $14,232       $14,232      $15,325
Sep-99       $14,861        $14,634      $13,949        $14,141       $14,141      $15,264
Dec-99       $14,719        $14,482      $13,800        $13,969       $13,969      $15,145
Mar-00       $15,093        $14,838      $14,135        $14,283       $14,268      $15,588
Jun-00       $15,311        $15,042      $14,323        $14,447       $14,445      $15,824
Sep-00       $15,680        $15,378      $14,651        $14,754       $14,735      $16,207
Dec-00       $16,187        $15,878      $15,107        $15,187       $15,167      $16,915
Mar-01       $16,553        $16,210      $15,416        $15,473       $15,465      $17,291
Jun-01       $16,604        $16,247      $15,446        $15,473       $15,452      $17,403
Sep-01       $17,036        $16,659      $15,844        $15,846       $15,822      $17,892
Dec-01       $16,951        $16,562      $15,732        $15,702       $15,678      $17,783
Mar-02       $17,084        $16,679      $15,837        $15,793       $15,769      $17,950
Jun-02       $17,655        $17,223      $16,363        $16,274       $16,249      $18,607
Sep-02       $18,149        $17,693      $16,802        $16,683       $16,655      $19,491


                                 FOR PERIOD ENDING SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------

                                      AVERAGE ANNUAL TOTAL RETURN
                                             1 Year        3 Year        5 Year       From Inception
                                             -------      --------       -------     ----------------
  Institutional Class                         6.53%         6.89%         5.62%           6.25%
  Service Class                               6.22%         6.54%         5.29%           5.97%
  Investor A Class (Load Adjusted)            1.83%         4.95%         4.28%           5.42%
  Investor A Class (NAV)                      6.04%         6.40%         5.14%           5.86%
  Investor B Class (Load Adjusted)            0.78%         4.61%         4.07%           5.25%
  Investor B Class (NAV)                      5.28%         5.66%         4.41%           5.25%
  Investor C Class (Load Adjusted)            4.27%         5.65%         4.45%           5.28%
  Investor C Class (NAV)                      5.27%         5.65%         4.45%           5.28%
-----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR A SHARES, 12/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94 AND INVESTOR C SHARES, 8/14/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.


                                                                           -----

                      NEW JERSEY TAX-FREE INCOME PORTFOLIO
--------------------------------------------------------------------------------

TOTAL NET ASSETS (9/30/02): $162.0 MILLION

PERFORMANCE BENCHMARK
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH

     PURSUES AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND NEW JERSEY STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN MUNICIPAL BONDS THAT ARE RATED INVESTMENT GRADE ("BBB" OR ABOVE) AT THE TIME OF PURCHASE BY AT LEAST ONE MAJOR RATING AGENCY OR DETERMINED BY THE MANAGER TO BE OF SIMILAR QUALITY. THE PORTFOLIO MAY INVEST UP TO 20% OF ITS ASSETS IN SECURITIES THAT ARE SUBJECT TO FEDERAL INCOME TAX (INCLUDING THE FEDERAL ALTERNATIVE MINIMUM TAX) AND NEW JERSEY STATE INCOME TAX. THE PORTFOLIO EMPHASIZES MUNICIPAL BONDS IN THE 10 TO 20 YEAR MATURITY RANGE AND SEEKS TO MAINTAIN A DURATION COMPARABLE TO THAT OF ITS LIPPER PEER GROUP, NEW JERSEY MUNICIPAL DEBT FUNDS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY

     o THE FEDERAL OPEN MARKET COMMITTEE (FOMC) ANNOUNCED FOUR REDUCTIONS TOTALING 175 BPS IN THE FEDERAL FUNDS RATE IN THE PERIOD IMMEDIATELY FOLLOWING SEPTEMBER 11, 2001, WITH THE LAST REDUCTION ON DECEMBER 11, 2001. SINCE THEN, THE BOND MARKET HAS PRICED IN VARIOUS SCENARIOS, RANGING FROM A FED TIGHTENING OF UP TO 175 BPS BY THE END OF 2002, TO THE CURRENTLY ACCEPTED THOUGHT THAT THE NEXT MOVE BY THE FOMC WILL BE YET ANOTHER RATE CUT. THE DOWNSWING IN INVESTOR SENTIMENT IS DIRECTLY RELATED TO THE INCREASING CONCERNS RELATED TO THE POTENTIAL OF A "DOUBLE DIP" RECESSION AND THE RISK OF A DEFLATIONARY ENVIRONMENT TAKING HOLD IN THE U.S.
     o THE MUNICIPAL MARKET WAS ONE OF THE TOP-PERFORMING FIXED INCOME ASSET CLASSES YEAR-TO-DATE 2002. DEMAND REMAINED ROBUST FOR MUNICIPAL BONDS FROM BOTH RETAIL AND INSTITUTIONAL CUSTOMERS AS A RESULT OF THE HIGH TAXABLE-EQUIVALENT INCOME OFFERED BY THESE SECURITIES. SINCE THE BEGINNING OF 2002, THE BEST TOTAL RETURN PERFORMANCE HAS BEEN EXHIBITED BY THE 15-YEAR PORTION OF THE LEHMAN MUNICIPAL BOND INDEX.
     o NEW ISSUANCE IN THE MUNICIPAL MARKET CONTINUES AT A RECORD SETTING PACE AS MUNICIPAL ISSUERS ARE TAKING ADVANTAGE OF LOWER INTEREST RATES TO REFINANCE THEIR OLDER, HIGHER COST DEBT, SIMILAR TO A HOMEOWNER REFINANCING A MORTGAGE.
     o AN ADDITIONAL SOURCE OF NEW ISSUE SUPPLY HAS BEEN THE INCREASING BUDGETARY PRESSURES BEING FELT AT THE STATE AND LOCAL GOVERNMENT LEVEL. AS A RESULT OF DECLINING INCOME TAX RECEIPTS, MANY MUNICIPALITIES HAVE BEEN TURNING TO THE BOND MARKET TO FINANCE THEIR CONTINUING INFRASTRUCTURE INVESTMENTS. IN THE FIRST NINE MONTHS OF 2002, NEW ISSUE SUPPLY TOTALED APPROXIMATELY $252 BILLION, A PACE, WHICH IF CONTINUED, WILL BRING TOTAL 2002 ISSUANCE TO OVER $320 BILLION, AN ALL-TIME RECORD.
     o DESPITE A 71% INCREASE IN SUPPLY YEAR-OVER-YEAR, THE $7.7 BILLION OF NEW ISSUANCE IN NEW JERSEY HAS BEEN MET WITH VERY STRONG RETAIL DEMAND. THE COMBINATION OF RELATIVELY HIGH INCOME TAXES AND ONE OF THE HIGHEST PER-CAPITA INCOMES IN THE NATION CONTINUE TO GENERATE STRONG INTEREST IN NEW JERSEY TAX-EXEMPT INCOME. THE PORTFOLIO CONTINUED TO FOCUS ON HIGHER COUPON SECURITIES WITH SHORTER CALLS AND LESS INTEREST RATE SENSITIVITY. ALTHOUGH THIS BENEFITED THE TOTAL RETURN IN THE FIRST HALF OF THE PERIOD, IT HINDERED PERFORMANCE IN THE LAST SIX MONTHS AS INTEREST RATES DECLINED DRAMATICALLY.



          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
        NJ TAX-FREE INCOME PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX
                  FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

        Institutional    Service   Investor A     Investor B    Investor C      Lehman
Jul-91     $10,000       $10,000     $9,600         $10,000       $10,000        $10,000
Sep-91     $10,357       $10,357     $9,891         $10,357       $10,357        $10,389
Dec-91     $10,736       $10,736     $10,253        $10,736       $10,736        $10,738
Mar-92     $10,775       $10,775     $10,290        $10,775       $10,775        $10,770
Jun-92     $11,205       $11,205     $10,701        $11,205       $11,205        $11,179
Sep-92     $11,462       $11,462     $10,946        $11,462       $11,462        $11,475
Dec-92     $11,691       $11,691     $11,165        $11,691       $11,691        $11,684
Mar-93     $12,098       $12,098     $11,553        $12,098       $12,098        $12,118
Jun-93     $12,514       $12,514     $11,951        $12,514       $12,514        $12,514
Sep-93     $12,867       $12,867     $12,288        $12,867       $12,867        $12,937
Dec-93     $13,045       $13,045     $12,458        $13,045       $13,045        $13,119
Mar-94     $12,370       $12,370     $11,813        $12,370       $12,370        $12,399
Jun-94     $12,504       $12,504     $11,942        $12,504       $12,504        $12,536
Sep-94     $12,583       $12,583     $12,017        $12,583       $12,583        $12,622
Dec-94     $12,432       $12,432     $11,873        $12,432       $12,432        $12,440
Mar-95     $13,195       $13,195     $12,601        $13,195       $13,195        $13,320
Jun-95     $13,454       $13,454     $12,848        $13,454       $13,454        $13,642
Sep-95     $13,802       $13,802     $13,181        $13,802       $13,802        $14,034
Dec-95     $14,289       $14,289     $13,646        $14,289       $14,289        $14,613
Mar-96     $14,158       $14,158     $13,519        $14,156       $14,156        $14,437
Jun-96     $14,198       $14,198     $13,546        $14,184       $14,184        $14,547
Sep-96     $14,445       $14,445     $13,776        $14,398       $14,398        $14,882
Dec-96     $14,808       $14,808     $14,115        $14,725       $14,725        $15,261
Mar-97     $14,768       $14,768     $14,072        $14,653       $14,653        $15,226
Jun-97     $15,185       $15,185     $14,534        $15,028       $15,028        $15,751
Sep-97     $15,623       $15,623     $14,946        $15,429       $15,429        $16,226
Dec-97     $16,035       $16,035     $15,334        $15,800       $15,800        $16,666
Mar-98     $16,167       $16,167     $15,453        $15,893       $15,893        $16,858
Jun-98     $16,406       $16,403     $15,673        $16,088       $16,088        $17,114
Sep-98     $16,932       $16,916     $16,157        $16,585       $16,555        $17,640
Dec-98     $17,021       $16,990     $16,221        $16,652       $16,590        $17,746
Mar-99     $17,089       $17,045     $16,267        $16,700       $16,605        $17,903
Jun-99     $16,752       $16,695     $15,927        $16,319       $16,226        $17,586
Sep-99     $16,705       $16,635     $15,863        $16,223       $16,130        $17,516
Dec-99     $16,598       $16,517     $15,744        $16,070       $15,979        $17,379
Mar-00     $16,942       $16,846     $16,051        $16,353       $16,260        $17,888
Jun-00     $17,198       $17,088     $16,274        $16,551       $16,457        $18,159
Sep-00     $17,566       $17,440     $16,603        $16,854       $16,758        $18,598
Dec-00     $18,263       $18,119     $17,242        $17,471       $17,371        $19,411
Mar-01     $18,705       $18,543     $17,639        $17,839       $17,753        $19,842
Jun-01     $18,819       $18,641     $17,709        $17,877       $17,806        $19,971
Sep-01     $19,335       $19,139     $18,189        $18,327       $18,239        $20,532
Dec-01     $19,126       $18,919     $17,973        $18,074       $17,987        $20,406
Mar-02     $19,432       $19,208     $18,225        $18,277       $18,205        $20,599
Jun-02     $20,116       $19,869     $18,861        $18,880       $18,804        $21,353
Sep-02     $20,776       $20,507     $19,441        $19,443       $19,363        $22,367



                                 FOR PERIOD ENDING SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------

                                      AVERAGE ANNUAL TOTAL RETURN
                                              1 Year        5 Year        10 Year     From Inception
                                             --------      --------      ---------   ----------------
  Institutional Class                         7.46%          5.87%         6.13%          6.71%
  Service Class                               7.14%          5.59%         5.99%          6.59%
  Investor A Class (Load Adjusted)            2.62%          4.53%         5.37%          6.09%
  Investor A Class (NAV)                      6.87%          5.40%         5.86%          6.47%
  Investor B Class (Load Adjusted)            1.58%          4.28%         5.37%          6.03%
  Investor B Class (NAV)                      6.08%          4.62%         5.37%          6.03%
  Investor C Class (Load Adjusted)            5.15%          4.64%         5.38%          6.05%
  Investor C Class (NAV)                      6.15%          4.64%         5.38%          6.05%
-----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR A SHARES, 1/26/96; INVESTOR B SHARES, 7/2/96; INSTITUTIONAL SHARES, 5/4/98 AND INVESTOR C SHARES, 12/9/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.


-----
  4

                         OHIO TAX-FREE INCOME PORTFOLIO
--------------------------------------------------------------------------------

TOTAL NET ASSETS (9/30/02): $125.1 MILLION

PERFORMANCE BENCHMARK
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH

     PURSUES AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND OHIO STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN MUNICIPAL BONDS THAT ARE RATED INVESTMENT GRADE ("BBB" OR ABOVE) AT THE TIME OF PURCHASE BY AT LEAST ONE MAJOR RATING AGENCY OR DETERMINED BY THE MANAGER TO BE OF SIMILAR QUALITY. THE PORTFOLIO MAY INVEST UP TO 20% OF ITS ASSETS IN SECURITIES THAT ARE SUBJECT TO FEDERAL INCOME TAX (INCLUDING THE FEDERAL ALTERNATIVE MINIMUM TAX) AND OHIO STATE INCOME TAX. THE PORTFOLIO EMPHASIZES MUNICIPAL BONDS IN THE 10 TO 20 YEAR MATURITY RANGE AND SEEKS TO MAINTAIN A DURATION COMPARABLE TO THAT OF ITS LIPPER PEER GROUP, OHIO MUNICIPAL DEBT FUNDS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY

     o THE FEDERAL OPEN MARKET COMMITTEE (FOMC) ANNOUNCED FOUR REDUCTIONS TOTALING 175 BASIS POINTS (BPS) IN THE FEDERAL FUNDS RATE IN THE PERIOD IMMEDIATELY FOLLOWING SEPTEMBER 11, 2001, WITH THE LAST REDUCTION ON DECEMBER 11, 2001. SINCE THEN, THE BOND MARKET HAS PRICED IN VARIOUS SCENARIOS, RANGING FROM A FED TIGHTENING OF UP TO 175 BPS BY THE END OF 2002, TO THE CURRENTLY ACCEPTED THOUGHT THAT THE NEXT MOVE BY THE FOMC WILL BE YET ANOTHER RATE CUT. THE DOWNSWING IN INVESTOR SENTIMENT IS DIRECTLY RELATED TO THE INCREASING CONCERNS RELATED TO THE POTENTIAL OF A "DOUBLE DIP" RECESSION AND THE RISK OF A DEFLATIONARY ENVIRONMENT TAKING HOLD IN THE U.S.
     o THE MUNICIPAL MARKET WAS ONE OF THE TOP-PERFORMING FIXED INCOME ASSET CLASSES YEAR-TO-DATE 2002. DEMAND REMAINED ROBUST FOR MUNICIPAL BONDS FROM BOTH RETAIL AND INSTITUTIONAL CUSTOMERS AS A RESULT OF THE HIGH TAXABLE-EQUIVALENT INCOME OFFERED BY THESE SECURITIES. SINCE THE BEGINNING OF 2002, THE BEST TOTAL RETURN PERFORMANCE HAS BEEN EXHIBITED BY THE 15-YEAR PORTION OF THE LEHMAN MUNICIPAL BOND INDEX.
     o NEW ISSUANCE IN THE MUNICIPAL MARKET CONTINUES AT A RECORD SETTING PACE AS MUNICIPAL ISSUERS ARE TAKING ADVANTAGE OF LOWER INTEREST RATES TO REFINANCE THEIR OLDER, HIGHER COST DEBT, SIMILAR TO A HOMEOWNER REFINANCING A MORTGAGE.
     o AN ADDITIONAL SOURCE OF NEW ISSUE SUPPLY HAS BEEN THE INCREASING BUDGETARY PRESSURES BEING FELT AT THE STATE AND LOCAL GOVERNMENT LEVEL. AS A RESULT OF DECLINING INCOME TAX RECEIPTS, MANY MUNICIPALITIES HAVE BEEN TURNING TO THE BOND MARKET TO FINANCE THEIR CONTINUING INFRASTRUCTURE INVESTMENTS. IN THE FIRST NINE MONTHS OF 2002, NEW ISSUE SUPPLY TOTALED APPROXIMATELY $252 BILLION, A PACE, WHICH IF CONTINUED, WILL BRING TOTAL 2002 ISSUANCE TO OVER $320 BILLION, AN ALL-TIME RECORD.
     o OHIO ISSUANCE HAS DECLINED APPROXIMATELY 25% YEAR-OVER-YEAR WITH JUST UNDER $5.5 BILLION HAVING BEEN PRICED YEAR-TO-DATE. THE REDUCTION IN NEW ISSUE SUPPLY COMBINED WITH HEALTHY RETAIL DEMAND HAS ALLOWED OHIO TAX-EXEMPT SECURITIES TO TRADE RELATIVELY WELL THIS YEAR. THE PORTFOLIO CONTINUED TO FOCUS ON HIGHER COUPON SECURITIES WITH SHORTER CALLS AND LESS INTEREST RATE SENSITIVITY. ALTHOUGH THIS BENEFITED THE TOTAL RETURN IN THE FIRST HALF OF THE PERIOD, IT HINDERED PERFORMANCE IN THE LAST SIX MONTHS AS INTEREST RATES DECLINED DRAMATICALLY.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
        OH TAX-FREE INCOME PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX
                  FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

         Institutional     Service  Investor A   Investor B     Investor C      Lehman
Dec-92      $10,000        $10,000     $9,600      $10,000       $10,000        $10,000
Dec-92      $10,010        $10,010     $9,560      $10,010       $10,010        $10,182
Mar-93      $10,270        $10,270     $9,808      $10,270       $10,270        $10,560
Jun-93      $10,561        $10,561     $10,086     $10,561       $10,561        $10,905
Sep-93      $10,910        $10,907     $10,420     $10,911       $10,911        $11,274
Dec-93      $11,024        $11,014     $10,529     $11,025       $11,025        $11,432
Mar-94      $10,346        $10,330     $9,881      $10,347       $10,347        $10,805
Jun-94      $10,442        $10,420     $9,973      $10,443       $10,443        $10,924
Sep-94      $10,498        $10,469     $10,026     $10,499       $10,499        $10,999
Dec-94      $10,310        $10,276     $9,843      $10,281       $10,281        $10,841
Mar-95      $11,076        $11,033     $10,568     $11,018       $11,018        $11,607
Jun-95      $11,300        $11,249     $10,774     $11,211       $11,211        $11,888
Sep-95      $11,625        $11,565     $11,075     $11,503       $11,503        $12,230
Dec-95      $12,145        $12,073     $11,560     $11,985       $11,985        $12,734
Mar-96      $11,950        $11,870     $11,361     $11,756       $11,756        $12,580
Jun-96      $12,046        $11,957     $11,440     $11,815       $11,815        $12,677
Sep-96      $12,335        $12,234     $11,700     $12,061       $12,061        $12,969
Dec-96      $12,646        $12,533     $11,981     $12,330       $12,330        $13,299
Mar-97      $12,612        $12,490     $11,936     $12,260       $12,260        $13,268
Jun-97      $13,001        $12,867     $12,355     $12,600       $12,600        $13,726
Sep-97      $13,385        $13,238     $12,706     $12,934       $12,934        $14,140
Dec-97      $13,739        $13,577     $13,026     $13,236       $13,236        $14,523
Mar-98      $13,864        $13,691     $13,130     $13,316       $13,316        $14,690
Jun-98      $14,084        $13,899     $13,323     $13,488       $13,488        $14,914
Sep-98      $14,531        $14,328     $13,730     $13,874       $13,874        $15,372
Dec-98      $14,612        $14,397     $13,790     $13,909       $13,909        $15,464
Mar-99      $14,714        $14,488     $13,871     $13,964       $13,964        $15,601
Jun-99      $14,364        $14,131     $13,525     $13,589       $13,589        $15,325
Sep-99      $14,330        $14,087     $13,477     $13,515       $13,515        $15,264
Dec-99      $14,169        $13,920     $13,310     $13,323       $13,323        $15,145
Mar-00      $14,566        $14,284     $13,667     $13,655       $13,655        $15,588
Jun-00      $14,780        $14,499     $13,866     $13,828       $13,815        $15,824
Sep-00      $15,120        $14,822     $14,155     $14,091       $14,091        $16,207
Dec-00      $15,755        $15,419     $14,732     $14,639       $14,639        $16,915
Mar-01      $16,179        $15,837     $15,111     $14,988       $14,988        $17,291
Jun-01      $16,289        $15,932     $15,196     $15,043       $15,043        $17,403
Sep-01      $16,846        $16,464     $15,697     $15,511       $15,511        $17,892
Dec-01      $16,679        $16,290     $15,523     $15,311       $15,311        $17,783
Mar-02      $16,878        $16,471     $15,689     $15,446       $15,446        $17,950
Jun-02      $17,563        $17,128     $16,307     $16,025       $16,025        $18,607
Sep-02      $18,260        $17,794     $16,935     $16,611       $16,611        $19,491




                                 FOR PERIOD ENDING SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------

                                      AVERAGE ANNUAL TOTAL RETURN
                                              1 Year        3 Year        5 Year       From Inception
                                             --------      --------      --------     ----------------
  Institutional Class                         8.40%          8.42%         6.41%           6.32%
  Service Class                               8.08%          8.09%         6.09%           6.03%
  Investor A Class (Load Adjusted)            3.58%          6.47%         5.05%           5.50%
  Investor A Class (NAV)                      7.90%          7.91%         5.91%           5.95%
  Investor B Class (Load Adjusted)            2.60%          6.09%         4.80%           5.30%
  Investor B Class (NAV)                      7.10%          7.11%         5.13%           5.30%
  Investor C Class (Load Adjusted)            6.09%          7.11%         5.14%           5.30%
  Investor C Class (NAV)                      7.09%          7.11%         5.14%           5.30%
-----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR A SHARES, 12/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/13/94 AND INVESTOR C SHARES, 8/26/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.


                                                                           -----

                       DELAWARE TAX-FREE INCOME PORTFOLIO
--------------------------------------------------------------------------------

TOTAL NET ASSETS (9/30/02): $82.9 MILLION

PERFORMANCE BENCHMARK
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH

     PURSUES AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND DELAWARE STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN MUNICIPAL BONDS THAT ARE RATED INVESTMENT GRADE ("BBB" OR ABOVE) AT THE TIME OF PURCHASE BY AT LEAST ONE MAJOR RATING AGENCY OR DETERMINED BY THE MANAGER TO BE OF SIMILAR QUALITY. THE PORTFOLIO MAY INVEST UP TO 20% OF ITS ASSETS IN SECURITIES THAT ARE SUBJECT TO FEDERAL INCOME TAX (INCLUDING THE FEDERAL ALTERNATIVE MINIMUM TAX) AND DELAWARE STATE INCOME TAX. THE PORTFOLIO EMPHASIZES MUNICIPAL BONDS IN THE 10 TO 20 YEAR MATURITY RANGE AND SEEKS TO MAINTAIN A DURATION COMPARABLE TO THAT OF ITS LIPPER PEER GROUP, OTHER STATE MUNICIPAL DEBT FUNDS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY

     o THE FEDERAL OPEN MARKET COMMITTEE (FOMC) ANNOUNCED FOUR REDUCTIONS TOTALING 175 BASIS POINTS (BPS) IN THE FEDERAL FUNDS RATE IN THE PERIOD IMMEDIATELY FOLLOWING SEPTEMBER 11, 2001, WITH THE LAST REDUCTION ON DECEMBER 11, 2001. SINCE THEN, THE BOND MARKET HAS PRICED IN VARIOUS SCENARIOS, RANGING FROM A FED TIGHTENING OF UP TO 175 BPS BY THE END OF 2002, TO THE CURRENTLY ACCEPTED THOUGHT THAT THE NEXT MOVE BY THE FOMC WILL BE YET ANOTHER RATE CUT. THE DOWNSWING IN INVESTOR SENTIMENT IS DIRECTLY RELATED TO THE INCREASING CONCERNS RELATED TO THE POTENTIAL OF A "DOUBLE DIP" RECESSION AND THE RISK OF A DEFLATIONARY ENVIRONMENT TAKING HOLD IN THE U.S.
     o THE MUNICIPAL MARKET WAS ONE OF THE TOP-PERFORMING FIXED INCOME ASSET CLASSES YEAR-TO-DATE 2002. DEMAND REMAINED ROBUST FOR MUNICIPAL BONDS FROM BOTH RETAIL AND INSTITUTIONAL CUSTOMERS AS A RESULT OF THE HIGH TAXABLE-EQUIVALENT INCOME OFFERED BY THESE SECURITIES. SINCE THE BEGINNING OF 2002, THE BEST TOTAL RETURN PERFORMANCE HAS BEEN EXHIBITED BY THE 15-YEAR PORTION OF THE LEHMAN MUNICIPAL BOND INDEX.
     o NEW ISSUANCE IN THE MUNICIPAL MARKET CONTINUES AT A RECORD SETTING PACE AS MUNICIPAL ISSUERS ARE TAKING ADVANTAGE OF LOWER INTEREST RATES TO REFINANCE THEIR OLDER, HIGHER COST DEBT, SIMILAR TO A HOMEOWNER REFINANCING A MORTGAGE.
     o AN ADDITIONAL SOURCE OF NEW ISSUE SUPPLY HAS BEEN THE INCREASING BUDGETARY PRESSURES BEING FELT AT THE STATE AND LOCAL GOVERNMENT LEVEL. AS A RESULT OF DECLINING INCOME TAX RECEIPTS, MANY MUNICIPALITIES HAVE BEEN TURNING TO THE BOND MARKET TO FINANCE THEIR CONTINUING INFRASTRUCTURE INVESTMENTS. IN THE FIRST NINE MONTHS OF 2002, NEW ISSUE SUPPLY TOTALED APPROXIMATELY $252 BILLION, A PACE, WHICH IF CONTINUED, WILL BRING TOTAL 2002 ISSUANCE TO OVER $320 BILLION, AN ALL-TIME RECORD.
     o NEW ISSUER SUPPLY IN DELAWARE REMAINS MODEST WITH ISSUANCE YEAR-TO-DATE TOTALING APPROXIMATELY $883 MILLION. THE PORTFOLIO'S EMPHASIS ON HIGH QUALITY/HIGH INCOME SECURITIES CONTINUES TO BENEFIT PERFORMANCE. WITH MODERATE SUPPLY AND RELATIVELY STRONG RETAIL DEMAND, DELAWARE SECURITIES CONTINUE TO EXHIBIT STRONG PERFORMANCE.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE DE TAX-FREE INCOME PORTFOLIO AND LEHMAN MUNICIPAL BOND INDEX
                            AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

         Institutional    Service    Investor A   Investor B     Investor C      Lehman
Dec-89     $10,000        $10,000      $9,600       $10,000       $10,000        $10,000
Mar-90     $10,058        $10,050      $9,644       $10,027       $10,027        $10,045
Jun-90     $10,249        $10,233      $9,816       $10,186       $10,186        $10,279
Sep-90     $10,349        $10,325      $9,899       $10,255       $10,255        $10,285
Dec-90     $10,661        $10,629      $10,186      $10,532       $10,532        $10,729
Mar-91     $10,867        $10,825      $10,371      $10,702       $10,702        $10,972
Jun-91     $11,021        $10,971      $10,506      $10,821       $10,821        $11,205
Sep-91     $11,327        $11,268      $10,785      $11,088       $11,088        $11,641
Dec-91     $11,634        $11,564      $11,064      $11,354       $11,354        $12,032
Mar-92     $11,604        $11,525      $11,022      $11,290       $11,290        $12,068
Jun-92     $11,952        $11,861      $11,340      $11,593       $11,593        $12,526
Sep-92     $12,188        $12,086      $11,549      $11,786       $11,786        $12,859
Dec-92     $12,302        $12,190      $11,644      $11,860       $11,860        $13,093
Mar-93     $12,601        $12,478      $11,913      $12,134       $12,134        $13,579
Jun-93     $12,860        $12,724      $12,143      $12,345       $12,345        $14,023
Sep-93     $13,217        $13,069      $12,466      $12,650       $12,650        $14,497
Dec-93     $13,322        $13,162      $12,550      $12,711       $12,711        $14,700
Mar-94     $12,709        $12,547      $11,971      $12,089       $12,089        $13,893
Jun-94     $12,907        $12,733      $12,143      $12,241       $12,241        $14,047
Sep-94     $12,990        $12,805      $12,207      $12,282       $12,282        $14,143
Dec-94     $12,881        $12,689      $12,089      $12,142       $12,142        $13,940
Mar-95     $13,496        $13,285      $12,653      $12,685       $12,685        $14,926
Jun-95     $13,813        $13,587      $12,935      $12,944       $12,944        $15,286
Sep-95     $14,170        $13,928      $13,253      $13,238       $13,238        $15,726
Dec-95     $14,564        $14,305      $13,606      $13,564       $13,564        $16,374
Mar-96     $14,501        $14,232      $13,531      $13,464       $13,464        $16,177
Jun-96     $14,561        $14,279      $13,570      $13,478       $13,478        $16,301
Sep-96     $14,789        $14,492      $13,767      $13,647       $13,647        $16,676
Dec-96     $15,086        $14,771      $14,027      $13,879       $13,879        $17,101
Mar-97     $15,068        $14,743      $13,993      $13,821       $13,821        $17,061
Jun-97     $15,430        $15,087      $14,312      $14,110       $14,110        $17,649
Sep-97     $15,788        $15,426      $14,627      $14,394       $14,394        $18,182
Dec-97     $16,061        $15,682      $14,863      $14,599       $14,599        $18,675
Mar-98     $16,209        $15,816      $14,983      $14,690       $14,690        $18,890
Jun-98     $16,466        $16,055      $15,205      $14,881       $14,881        $19,177
Sep-98     $17,035        $16,597      $15,711      $15,374       $15,374        $19,766
Dec-98     $17,142        $16,689      $15,791      $15,422       $15,422        $19,885
Mar-99     $17,289        $16,820      $15,908      $15,507       $15,507        $20,061
Jun-99     $16,905        $16,433      $15,538      $15,116       $15,116        $19,706
Sep-99     $16,848        $16,363      $15,466      $15,019       $15,019        $19,627
Dec-99     $16,739        $16,243      $15,347      $14,875       $14,875        $19,474
Mar-00     $17,192        $16,671      $15,745      $15,232       $15,232        $20,045
Jun-00     $17,429        $16,889      $15,943      $15,395       $15,395        $20,347
Sep-00     $17,776        $17,212      $16,241      $15,653       $15,653        $20,840
Dec-00     $18,443        $17,843      $16,831      $16,192       $16,192        $21,750
Mar-01     $18,854        $18,229      $17,187      $16,504       $16,504        $22,233
Jun-01     $18,933        $18,291      $17,239      $16,523       $16,523        $22,378
Sep-01     $19,583        $18,903      $17,810      $17,038       $17,038        $23,007
Dec-01     $19,332        $18,648      $17,562      $16,769       $16,769        $22,866
Mar-02     $19,537        $18,831      $17,727      $16,895       $16,895        $23,082
Jun-02     $20,356        $19,605      $18,449      $17,550       $17,550        $23,927
Sep-02     $21,296        $20,511      $19,279      $18,307       $18,307        $25,063




                                 FOR PERIOD ENDING SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------

                                      AVERAGE ANNUAL TOTAL RETURN
                                             1 Year        5 Year        10 Year      From Inception
                                            --------      --------        -------    ----------------
  Institutional Class                         8.75%          6.15%         5.78%           6.04%
  Service Class                               8.75%          6.15%         5.78%           6.04%
  Investor A Class (Load Adjusted)            3.87%          4.79%         4.86%           5.28%
  Investor A Class (NAV)                      8.25%          5.66%         5.29%           5.55%
  Investor B Class (Load Adjusted)            2.95%          4.54%         4.50%           4.77%
  Investor B Class (NAV)                      7.45%          4.87%         4.50%           4.77%
  Investor C Class (Load Adjusted)            6.45%          4.87%         4.50%           4.77%
  Investor C Class (NAV)                      7.45%          4.87%         4.50%           4.77%
-----------------------------------------------------------------------------------------------------

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE DELAWARE TAX-FREE INCOME PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE DE TAX-FREE INCOME FUND OF PNC-DE. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE DE TAX-FREE INCOME FUND FOR PERIODS PRIOR TO THE CTF CONVERSION.

THE INCEPTION DATE OF THE LEHMAN LOCAL G.O. WAS JANUARY 1, 1990. BASED ON THE PERFORMANCE OF THE DE TAX-FREE INCOME FUND, THE PORTFOLIO'S PREDECESSOR COMMON TRUST FUND, THE ANNUAL TOTAL RETURN OF THE DELAWARE TAX-FREE INCOME PORTFOLIO FOR THE CALENDAR YEARS 1987, 1988 AND 1989 WAS 0.27%, 0.74% AND 0.63%,
RESPECTIVELY. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.


-----
  6

                       KENTUCKY TAX-FREE INCOME PORTFOLIO


TOTAL NET ASSETS (9/30/02): $143.0 MILLION

PERFORMANCE BENCHMARK
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH

     PURSUES AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND KENTUCKY STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN MUNICIPAL BONDS THAT ARE RATED INVESTMENT GRADE ("BBB" OR ABOVE) AT THE TIME OF PURCHASE BY AT LEAST ONE MAJOR RATING AGENCY OR DETERMINED BY THE MANAGER TO BE OF SIMILAR QUALITY. THE PORTFOLIO MAY INVEST UP TO 20% OF ITS ASSETS IN SECURITIES THAT ARE SUBJECT TO FEDERAL INCOME TAX (INCLUDING THE FEDERAL ALTERNATIVE MINIMUM TAX) AND KENTUCKY STATE INCOME TAX. THE PORTFOLIO EMPHASIZES MUNICIPAL BONDS IN THE 10 TO 20 YEAR MATURITY RANGE AND SEEKS TO MAINTAIN A DURATION COMPARABLE TO THAT OF ITS LIPPER PEER GROUP, KENTUCKY MUNICIPAL DEBT FUNDS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY

     o THE FEDERAL OPEN MARKET COMMITTEE (FOMC) ANNOUNCED FOUR REDUCTIONS TOTALING 175 BASIS POINTS (BPS) IN THE FEDERAL FUNDS RATE IN THE PERIOD IMMEDIATELY FOLLOWING SEPTEMBER 11, 2001, WITH THE LAST REDUCTION ON DECEMBER 11, 2001. SINCE THEN, THE BOND MARKET HAS PRICED IN VARIOUS SCENARIOS, RANGING FROM A FED TIGHTENING OF UP TO 175 BPS BY THE END OF 2002, TO THE CURRENTLY ACCEPTED THOUGHT THAT THE NEXT MOVE BY THE FOMC WILL BE YET ANOTHER RATE CUT. THE DOWNSWING IN INVESTOR SENTIMENT IS DIRECTLY RELATED TO THE INCREASING CONCERNS RELATED TO THE POTENTIAL OF A "DOUBLE DIP" RECESSION AND THE RISK OF A DEFLATIONARY ENVIRONMENT TAKING HOLD IN THE U.S.
     o THE MUNICIPAL MARKET WAS ONE OF THE TOP-PERFORMING FIXED INCOME ASSET CLASSES YEAR-TO-DATE 2002. DEMAND REMAINED ROBUST FOR MUNICIPAL BONDS FROM BOTH RETAIL AND INSTITUTIONAL CUSTOMERS AS A RESULT OF THE HIGH TAXABLE-EQUIVALENT INCOME OFFERED BY THESE SECURITIES. SINCE THE BEGINNING OF 2002, THE BEST TOTAL RETURN PERFORMANCE HAS BEEN EXHIBITED BY THE 15-YEAR PORTION OF THE LEHMAN MUNICIPAL BOND INDEX.
     o NEW ISSUANCE IN THE MUNICIPAL MARKET CONTINUES AT A RECORD SETTING PACE AS MUNICIPAL ISSUERS ARE TAKING ADVANTAGE OF LOWER INTEREST RATES TO REFINANCE THEIR OLDER, HIGHER COST DEBT, SIMILAR TO A HOMEOWNER REFINANCING A MORTGAGE.
     o AN ADDITIONAL SOURCE OF NEW ISSUE SUPPLY HAS BEEN THE INCREASING BUDGETARY PRESSURES BEING FELT AT THE STATE AND LOCAL GOVERNMENT LEVEL. AS A RESULT OF DECLINING INCOME TAX RECEIPTS, MANY MUNICIPALITIES HAVE BEEN TURNING TO THE BOND MARKET TO FINANCE THEIR CONTINUING INFRASTRUCTURE INVESTMENTS. IN THE FIRST NINE MONTHS OF 2002, NEW ISSUE SUPPLY TOTALED APPROXIMATELY $252 BILLION, A PACE, WHICH IF CONTINUED, WILL BRING TOTAL 2002 ISSUANCE TO OVER $320 BILLION, AN ALL-TIME RECORD.
     o NEW ISSUE SUPPLY IN KENTUCKY REMAINS MODEST WITH ONLY $2.25 BILLION BEING PRICED SINCE THE BEGINNING OF THE YEAR. THE PORTFOLIO CONTINUED TO FOCUS ON HIGHER COUPON SECURITIES WITH SHORTER CALLS AND LESS INTEREST RATE SENSITIVITY. ALTHOUGH THIS BENEFITED THE TOTAL RETURN IN THE FIRST HALF OF THE PERIOD, IT HINDERED PERFORMANCE IN THE LAST SIX MONTHS AS INTEREST RATES DECLINED DRAMATICALLY.



          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE KY TAX-FREE INCOME PORTFOLIO AND LEHMAN MUNICIPAL BOND INDEX
                            AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]
        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

        Institutional   Service  Investor A    Investor B  Investor C    Lehman
Dec-89     $10,000      $10,000    $9,600       $10,000     $10,000      $10,000
Mar-90     $10,086      $10,079    $9,671       $10,055     $10,055      $10,045
Jun-90     $10,198      $10,183    $9,767       $10,135     $10,135      $10,279
Sep-90     $10,254      $10,232    $9,810       $10,161     $10,161      $10,285
Dec-90     $10,751      $10,720    $10,274      $10,621     $10,621      $10,729
Mar-91     $10,940      $10,900    $10,442      $10,775     $10,775      $10,972
Jun-91     $11,142      $11,094    $10,624      $10,942     $10,942      $11,205
Sep-91     $11,414      $11,356    $10,870      $11,175     $11,175      $11,641
Dec-91     $11,736      $11,667    $11,164      $11,456     $11,456      $12,032
Mar-92     $11,772      $11,694    $11,185      $11,456     $11,456      $12,068
Jun-92     $12,092      $12,002    $11,476      $11,732     $11,732      $12,526
Sep-92     $12,367      $12,266    $11,723      $11,962     $11,962      $12,859
Dec-92     $12,613      $12,501    $11,942      $12,163     $12,163      $13,093
Mar-93     $12,960      $12,834    $12,256      $12,459     $12,459      $13,579
Jun-93     $13,268      $13,131    $12,533      $12,717     $12,717      $14,023
Sep-93     $13,683      $13,531    $12,910      $13,075     $13,075      $14,497
Dec-93     $13,816      $13,653    $13,021      $13,162     $13,162      $14,700
Mar-94     $13,212      $13,046    $12,437      $12,548     $12,548      $13,893
Jun-94     $13,392      $13,214    $12,591      $12,681     $12,681      $14,047
Sep-94     $13,502      $13,313    $12,679      $12,745     $12,745      $14,143
Dec-94     $13,368      $13,172    $12,539      $12,581     $12,581      $13,940
Mar-95     $14,085      $13,869    $13,197      $13,216     $13,216      $14,926
Jun-95     $14,410      $14,178    $13,486      $13,480     $13,480      $15,286
Sep-95     $14,801      $14,551    $13,835      $13,804     $13,804      $15,726
Dec-95     $15,163      $14,896    $14,157      $14,099     $14,099      $16,374
Mar-96     $15,116      $14,838    $14,096      $14,012     $14,012      $16,177
Jun-96     $15,168      $14,876    $14,127      $14,016     $14,016      $16,301
Sep-96     $15,416      $15,110    $14,343      $14,204     $14,204      $16,676
Dec-96     $15,718      $15,395    $14,607      $14,438     $14,438      $17,101
Mar-97     $15,745      $15,409    $14,615      $14,418     $14,418      $17,061
Jun-97     $16,131      $15,774    $14,955      $14,727     $14,727      $17,649
Sep-97     $16,520      $16,144    $15,298      $15,036     $15,036      $18,182
Dec-97     $16,806      $16,412    $15,544      $15,251     $15,251      $18,675
Mar-98     $16,960      $16,551    $15,670      $15,346     $15,346      $18,890
Jun-98     $17,245      $16,817    $15,916      $15,556     $15,556      $19,177
Sep-98     $17,787      $17,332    $16,397      $15,998     $15,998      $19,766
Dec-98     $17,883      $17,414    $16,465      $16,036     $16,036      $19,885
Mar-99     $17,979      $17,495    $16,535      $16,074     $16,074      $20,061
Jun-99     $17,648      $17,161    $16,210      $15,730     $15,730      $19,706
Sep-99     $17,567      $17,072    $16,116      $15,611     $15,611      $19,627
Dec-99     $17,449      $16,946    $15,991      $15,460     $15,460      $19,474
Mar-00     $17,795      $17,268    $16,288      $15,718     $15,750      $20,045
Jun-00     $18,014      $17,485    $16,485      $15,880     $15,895      $20,347
Sep-00     $18,385      $17,814    $16,789      $16,142     $16,175      $20,840
Dec-00     $18,979      $18,377    $17,311      $16,613     $16,663      $21,750
MaF-01     $19,436      $18,805    $17,707      $16,962     $16,995      $22,233
Jun-01     $19,570      $18,922    $17,808      $17,026     $17,059      $22,378
Sep-01     $20,022      $19,364    $18,198      $17,368     $17,418      $23,007
Dec-01     $19,814      $19,128    $17,987      $17,134     $17,165      $22,866
Mar-02     $20,113      $19,404    $18,219      $17,322     $17,371      $23,082
Jun-02     $20,689      $19,943    $18,738      $17,783     $17,812      $23,927
Sep-02     $21,104      $20,328    $19,092      $18,086     $18,115      $25,063




                                 FOR PERIOD ENDING SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------

                                      AVERAGE ANNUAL TOTAL RETURN
                                              1 Year        5 Year        10 Year      From Inception
                                             --------      --------      ---------    ----------------
  Institutional Class                         5.40%          5.08%         5.52%           6.29%
  Service Class                               4.98%          4.77%         5.21%           5.97%
  Investor A Class (Load Adjusted)            0.75%          3.74%         4.60%           5.50%
  Investor A Class (NAV)                      4.91%          4.59%         5.03%           5.79%
  Investor B Class (Load Adjusted)           (0.37)%         3.47%         4.25%           5.01%
  Investor B Class (NAV)                      4.13%          3.82%         4.25%           5.01%
  Investor C Class (Load Adjusted)            3.01%          3.85%         4.27%           5.02%
  Investor C Class (NAV)                      4.01%          3.85%         4.27%           5.02%
-----------------------------------------------------------------------------------------------------





IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE KENTUCKY TAX-FREE INCOME PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE KY TAX-FREE INCOME FUND OF PNC BANK. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE KY TAX-FREE INCOME FUND FOR PERIODS PRIOR TO THE CTF CONVERSION.

THE INCEPTION DATE OF THE LEHMAN LOCAL G.O. WAS JANUARY 1, 1990. BASED ON THE PERFORMANCE OF THE KY TAX-FREE INCOME FUND, THE PORTFOLIO'S PREDECESSOR COMMON TRUST FUND, THE ANNUAL TOTAL RETURN OF THE KY TAX-FREE INCOME PORTFOLIO FOR THE CALENDAR YEARS 1987, 1988 AND 1989 WAS 0.79%, 2.70% AND 1.66%, RESPECTIVELY. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.


                                                                           -----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                         NOTE ON PERFORMANCE INFORMATION


      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares of all the portfolios is 4.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors, Inc. and the Portfolios' Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
                IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE
                 BLACKROCK TAX-FREE BOND PORTFOLIOS (UNAUDITED)

         During the fiscal year ended September 30, 2002, 99% of the income dividends paid by the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios were exempt-interest dividends for purposes of federal income taxes and accordingly, were exempt from such taxes. However, the percentage of these dividends which must be included in federal alternative minimum taxable income for purposes of determining any liability for the alternative minimum tax is as follows: Tax-Free Income Portfolio 13%, Pennsylvania Tax-Free Income Portfolio 4%, New Jersey Tax-Free Income Portfolio 9%, Ohio Tax-Free Income Portfolio 1%, Delaware Tax-Free Income Portfolio 12% and Kentucky Tax-Free Income Portfolio 11%.

         In January 2003, you will be furnished with a schedule showing the annual percentage breakdown by state or U.S. possession of the source of interest earned by each Portfolio in 2002.
--------------------------------------------------------------------------------


-----
  8

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                            TAX-FREE INCOME PORTFOLIO

                                                     PAR
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------         -----------
MUNICIPAL BONDS -- 92.3%
ALABAMA -- 2.3%
   Alabama Hsg. Fin. Auth. Sgl. Fam. Mtg.
     Rev., Cltrl. Home Mtg. Bd. Prj.,
     Ser. 94B-1
     6.65%                       10/01/25          $ 1,005         $ 1,050,607
   Alabama Rev., Priv. Coll. & Tuskegee
     Univ. Prj., Ser. 96A
     5.90%                       09/01/16            1,000           1,117,720
   Alabama St. Pub. Sch. & Coll. Auth.
     Cap. Imp. Rev., Ser. 99C
     5.75%                       07/01/18            3,000           3,431,970
   Courtland Ind. Dev. Rev., Champion
     Intl. Corp. Prj., Ser. 92
     7.20%                       12/01/13            1,000           1,034,540
   Courtland Ind. Dev. Solid Waste Disp.
     Rev., Champion Intl. Corp. Prj., Ref.
     Ser. 99 AMT
     6.00%                       08/01/29            1,500           1,553,880
   Shelby Cnty. Bd. of Ed. Rev., Ser. 95
     5.70%                       02/01/09              680             744,817
                                                                   -----------
                                                                     8,933,534
                                                                   -----------
ALASKA -- 0.7%
   Alaska Ind. Dev. & Expt. Auth.
     Revolving Fd. Rev., Ser. 97A AMT
     6.00%                       04/01/07            2,500           2,839,050
                                                                   -----------
ARIZONA -- 0.1%
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Prerefunded Ser. 95A
     6.00%                       07/01/03              325             339,440
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Unrefunded Ser. 95A
     6.00%                       07/01/06               15              15,607
                                                                   -----------
                                                                       355,047
                                                                   -----------
CALIFORNIA -- 4.8%
   California Cnty. Tobacco Asset
     Securitization Agcy. Rev., Kern Cnty.
     Tobacco Fdg. Prj., Ser. 02B
     6.00%                       06/01/29            2,330           2,403,861
   California Hsg. Fin. Agcy. Rev.,
     Home Mtg. Prj., Ser. 01 AMT
     6.10%(c)                    08/01/21            6,240           2,234,294
   California St. G.O., Ser. 90
     6.50%(d)                    11/01/06              340             396,715
   California St. G.O., Ser. 94
     6.20%                       11/01/02            1,000           1,003,780
   Foothill Eastern Corridor Agcy. Toll Rd.
     Rev., Ref. Ser. 99
     5.75%                       01/15/40            8,500           8,832,945
   Los Altos Sch. Dist. Cap. Apprec. G.O.,
     Ser. 01B
     5.87%(c)                    08/01/21            3,380           1,264,695
   Los Angeles G.O., Prerefunded
     Ser. 94A
     5.80%                       09/01/04              340             375,761
   Sacramento Mun. Util. Dist. Elec. Rev.,
     Ser. 92C
     5.75%                       11/15/09              430             440,866
   Sacramento Mun. Util. Dist. Elec. Rev.,
     Prerefunded Ser. 92C
     5.75%                       11/15/02               80              82,034



                                                     PAR
                                 MATURITY           (000)             VALUE
                                 --------          -------         -----------

MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
   Stockton-East Wtr. Dist. Rev., Ref.
     Ser. 02B
     6.12%(c)                    04/01/28          $ 4,495         $ 1,037,896
                                                                   -----------
                                                                    18,072,847
                                                                   -----------
COLORADO -- 0.7%
   Arapahoe Cnty. Cap. Imp. Tr. Fd. Hwy.
     Rev., Prerefunded Ser. 86
     7.16%(c)                    08/31/04              900             871,020
   Arapahoe Cnty. Cap. Imp. Tr. Fd. Hwy.
     Rev., Prerefunded Ser. 86E-470
     6.90%                       08/31/05              750             881,955
   Denver City & Cnty. Arpt. Rev.,
     Prerefunded Ser. 92C AMT
     6.75%                       11/15/02               60              61,572
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 92C AMT
     6.75%                       11/15/13              440             450,639
   Jefferson Cnty. Sch. Dist. G.O.,
     Prerefunded Ser. 92
     6.00%                       12/15/02              300             305,841
                                                                   -----------
                                                                     2,571,027
                                                                   -----------
DISTRICT OF COLUMBIA -- 0.0%
   District of Columbia G.O.,
     Prerefunded Ser. 93A-1
     6.00%                       06/01/11               50              60,431
                                                                   -----------
FLORIDA -- 4.3%
   Florida St. Bd. of Ed. Cap. Outlay G.O.,
     Ref. Ser. 00D
     5.75%                       06/01/22            7,800           8,844,108
   Greater Orlando Aviation Auth. Arpt.
     Facs. Rev., Ser. 02A
     5.13%                       10/01/32              500             520,435
   Hillsborough Cnty. Ind. Dev. Auth.
     Exempt Fac. Rev., Nat. Gypsum
     Prj., Ser. 00A AMT
     7.13%                       04/01/30            2,000           2,033,740
   Santa Rosa Bay Bldg. Auth. Rev.,
     Ser. 96
     6.25%                       07/01/28            3,000           1,952,100
   Tampa Wtr. & Swr. Rev., Ref. Ser. 02
     6.00%                    10/14-10/16            2,455           3,026,692
                                                                   -----------
                                                                    16,377,075
                                                                   -----------
GEORGIA -- 1.9%
   Atlanta Arpt. Fac. Rev., Ser. 94A
     6.50%                       01/01/10            1,000           1,208,940
   Cobb Cnty. & Marietta Wtr. Auth. Rev.,
     Ser. 02
     5.50%                       11/01/14            1,000           1,182,680
   Forsyth Cnty. Sch. Dist. G.O., Ser. 92
     6.70%                       07/01/12            1,000           1,234,120
   Fulton Cnty. Fac. Corp. COP, Fulton
     Cnty. Pub. Purp. Prj., Ser. 99
     5.50%                       11/01/18            1,000           1,116,500
   Georgia G.O., Ser. 92A
     6.00%                       03/01/04              340             361,277
   Georgia Mun. Elec. Auth. Pwr. Rev.,
     Ser. 92B
     6.13%                       01/01/14              400             412,116


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           -----

                                 BLACKROCK FUNDS
------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------         -----------
MUNICIPAL BONDS (CONTINUED)
GEORGIA (CONTINUED)
   Georgia Mun. Elec. Auth. Pwr. Rev.,
     Ser. 93B
     5.70%                       01/01/19          $ 1,000         $ 1,176,560
   Gwinnett Cnty. G.O., Ser. 92
     6.00%                       01/01/10              400             412,504
                                                                   -----------
                                                                     7,104,697
                                                                   -----------
HAWAII -- 1.2%
   Hawaii Dept. of Budget & Fin. Rev.,
     Ser. 90C AMT
     7.38%                       12/01/20              730             736,789
   Hawaii St. Hbr. Cap. Imp. Rev.,
     Ser. 97 AMT
     5.50%                       07/01/27            3,750           3,959,100
                                                                   -----------
                                                                     4,695,889
                                                                   -----------
ILLINOIS -- 5.1%
   Chicago Motor Fuel Tax Rev., Ser. 90
     7.00%                       01/01/05            1,940           1,964,987
   Chicago Res. Mtg. Rev., Ref. Ser. 92B
     7.00%(c)                    10/01/09               70              42,970
   Chicago Wtr. Rev., Ref. Ser. 97
     5.50%                       11/01/22            9,905          10,629,551
   Cook Cnty. G.O., Prerefunded Ser. 96
     5.88%                       11/15/06            2,000           2,312,840
   Illinois G.O., Ser. 94
     5.50%                       08/01/06              680             733,802
   Illinois Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 94-5
     6.65%                       09/01/14            3,000           3,180,450
   Winnebago & Boone Cnty. G.O., Sch.
     Dist. No. 205 Prj., Prerefunded
     Ser. 92C
     5.90%                       02/01/05              500             545,675
                                                                   -----------
                                                                    19,410,275
                                                                   -----------
LOUISIANA -- 4.0%
   Orleans Rev., Levee Dist. Pub. Imp.
     Prj., Ser. 86
     5.95%                       11/01/15            2,525           2,833,277
   Tobacco Settlement Fin. Corp. Rev.,
     Ser. 01B
     5.88%                       05/15/39           13,160          12,452,255

                                                                      15,285,532

MASSACHUSETTS -- 1.5%
   Massachusetts Bay Trans. Auth. Rev.,
     Ser. 95B
     5.38%                       03/01/20            1,000           1,041,760
   Massachusetts St. Cons. Ln. G.O.,
     Ser. 01D
     5.50%                       11/01/20            1,000           1,151,070
   Massachusetts St. Hlth. & Edl. Facs.
     Auth. Rev., Newton-Wellesley
     Hosp. Prj., Ser. 97G
     6.13%                       07/01/15            1,000           1,146,390
   Massachusetts St. Wtr. Res. Auth.
     Rev., Prerefunded Ser. 94A
     5.70%                       08/01/04              680             742,254



                                                     PAR
                                 MATURITY           (000)             VALUE
                                 --------          -------         -----------
MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS (CONTINUED)
   New England Ed. Ln. Mktg. Corp.
     Rev., Stud. Ln. Redemption Prj.,
     Ser. 93F AMT
     5.63%                       07/01/04          $ 1,350         $ 1,432,485
                                                                   -----------
                                                                     5,513,959
                                                                   -----------
MICHIGAN -- 0.6%
   Huron Vy. Sch. Dist. G.O., Prerefunded
     Ser. 96
     5.88%                       05/01/07            2,000           2,301,440
                                                                   -----------
MISSOURI -- 1.3%
   Lake of The Ozarks Cmnty. Bldg. Corp.
     Sys. Rev., Ser. 98
     5.25%                       12/01/14            4,915           4,858,133
                                                                   -----------
NEBRASKA -- 0.3%
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Unrefunded Ser. 92B
     6.15%                       02/01/12            1,000           1,200,290
                                                                   -----------
NEW JERSEY -- 5.3%
   New Jersey Econ. Dev. Auth. Mkt.
     Transition Fac. Rev., Prerefunded
     Ser. 94A
     5.80%                       07/01/04              495             542,055
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 00A
     5.75%                       01/01/16            4,000           4,563,040
   New Jersey St. Trans. Tr. Fd. Auth. Trans.
     Sys. Rev., Prerefunded Ser. 00A
     6.00%                       06/15/10           10,000          11,987,600
   Port Auth. New York & New Jersey
     S.O., JFK Intl. Arpt. Term. Prj.,
     Ser. 97-6 AMT
     6.25%                       12/01/09            2,680           3,187,967
                                                                   -----------
                                                                    20,280,662
                                                                   -----------
NEW MEXICO -- 0.4%
   Los Alamos Cnty. Util. Sys. Rev.,
     Ser. 94A
     5.80%                       07/01/06            1,500           1,623,720
                                                                   -----------
NEW YORK -- 5.2%
   New York City G.O., Prerefunded
     Ser. 94A
     6.00%                       08/01/05            1,000           1,082,470
   New York City G.O., Prerefunded
     Ser. 95B
     6.38%                       08/15/05              805             920,686
   New York City G.O., Ser. 96A
     6.00%                       08/01/05            2,000           2,205,440
   New York City G.O., Unrefunded
     Ser. 95B
     6.38%                       08/15/09            3,035           3,411,765
   New York City Ind. Dev. Agcy. Rev.,
     Term. One Grp. Assoc. Prj.,
     Ser. 94 AMT
     6.00%                       01/08-01/19           860             890,713
   New York City Transitional Fin. Auth.
     Rev., Ser. 02A
     5.25%                       11/01/11            3,300           3,795,561



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----
 10

                                 BLACKROCK FUNDS
-------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------         -----------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
   New York St. Hsg. Fin. Agcy. Rev.,
     Ser. 96A
     6.38%                       11/01/04          $ 4,000         $ 4,361,200
   New York St. Loc. Govt. Assistance
     Corp. Rev., Prerefunded Ser. 95A
     5.70%                       04/01/05              340             380,759
   New York St. Urban Dev. Corr. Fac.
     Rev., Ser. 93
     5.63%                       01/01/07            2,750           2,831,235
                                                                   -----------
                                                                    19,879,829
                                                                   -----------
NORTH CAROLINA -- 0.7%
   Eastern Mun. Pwr. Agcy. Sys. Rev.,
     Ser. 93C
     5.25%                       01/01/04            1,000           1,045,780
     5.38%                       01/01/05            1,250           1,350,713
   North Carolina Mun. Pwr. Agcy. Rev.,
     Catawba Elec. Prj., Ser. 92A
     6.00%                       01/01/10              300             354,126
                                                                   -----------
                                                                     2,750,619
                                                                   -----------
OHIO -- 0.4%
   Cleveland-Cuyahoga Cnty. Port Auth.
     Rev., Prerefunded Ser. 97 AMT
     6.00%                       03/01/07              620             682,453
   Ohio Wtr. Dev. Auth. Rev., Clean Wtr.
     Prj., Ser. 92
     5.65%                       12/01/05              300             307,878
   Olentangy Loc. Sch. Dist. G.O.,
     Prerefunded Ser. 95A
     5.85%                       12/01/04              340             377,522
                                                                   -----------
                                                                     1,367,853
                                                                   -----------
OREGON -- 3.0%
   Clackamas Cnty. G.O., Sch. Dist.
     No. 62 Oregon City Prj., Ser. 00C
     5.50%                       06/15/20            3,185           3,481,078
   Klamath Falls Elec. Sr. Lien Rev.,
     Klamath Cogen Prj., Ref. Ser. 99
     6.00%                       01/01/25            7,500           7,503,975
   Portland Swr. Sys. Rev., Prerefunded
     Ser. 92A
     6.00%                       10/01/02              300             306,000
                                                                   -----------
                                                                    11,291,053
                                                                   -----------
PENNSYLVANIA -- 11.6%
   Beaver Cnty. G.O., Prerefunded
     Ser. 96A
     5.75%                       10/01/06            1,000           1,140,390
   Beaver Cnty. Ind. Dev. Auth. Poll. Ctrl.
     Rev., St. Joe Minerals Corp. Prj.,
     Ser. 77
     6.00%                       05/01/07            2,060           2,067,066
   Dauphin Cnty. Gen. Auth. Rev., Hotel
     & Conf. Ctr. Hyatt Regency Prj.,
     Ser. 98
     6.20%                    01/19-01/29            6,500           5,990,020
   Delaware Cnty. Auth. Rev., Mercy
     Hlth. Corp. Prj., Prerefunded
     Ser. 96 AMT
     5.75%                       12/15/20            2,400           2,680,608



                                                     PAR
                                 MATURITY           (000)             VALUE
                                 --------          -------         -----------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Delaware Vy. Regl. Fin. Auth. Loc.
     Govt. Rev., Ser. 98A
     5.50%                       08/01/28          $ 5,500         $ 6,316,200
   Delaware Vy. Regl. Fin. Auth. Loc.
     Govt. RITES - PA 1041, Ser. 02B
    39.83%                       07/01/32            1,000           2,744,000
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     6.00%                       11/01/23            2,650           2,876,018
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 94A
     6.60%                       09/01/09            4,250           4,687,155
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Hlth. Svcs. Rev., Univ. of
     Pennsylvania Hlth. Svcs. Prj.,
     Ser. 96A
     5.88%                       01/01/15            3,450           3,620,223
     5.75%                       01/01/17            3,535           3,683,187
   Philadelphia Ind. Dev. Auth. Arpt. Fac.
     Rev., Aero Philadelphia LLC Prj.,
     Ser. 99 AMT
     5.25%                       01/01/09              990             930,105
   Philadelphia Ind. Dev. Auth. Rev., PGH
     Dev. Corp. Prj., Ser. 93
     5.25%                       07/01/17            1,935           1,969,443
   Philadelphia Mun. Auth. Rev., Ref.
     Ser. 93D
     6.13%                       07/15/08            1,000           1,052,940
   Philadelphia Sch. Dist. G.O., Ser. 99C
     5.75%                       03/01/29            4,000           4,436,840
                                                                   -----------
                                                                    44,194,195
                                                                   -----------
PUERTO RICO -- 2.9%
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. RITES - PA 782, Ser. 01G
     15.79%(b)                   10/01/40            3,985           5,482,882
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94S
     7.00%                       07/01/06            1,000           1,168,830
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 02E
     5.50%                       08/01/29            4,000           4,352,560
                                                                   -----------
                                                                    11,004,272
                                                                   -----------
RHODE ISLAND -- 0.9%
   Rhode Island Depositors Econ.
     Protection Corp. S.O., Prerefunded
     Ser. 93
     5.63%                       08/01/09              190             219,942
   Rhode Island Depositors Econ.
     Protection Corp. S.O.,
     Unrefunded Ser. 93
     5.63%                       08/01/09              810             902,275
   Rhode Island St. Hlth. & Ed. Bldg.
     Corp. Rev., Hosp. Fin. Lifespan
     Oblig. Grp. Prj., Ser. 96
     5.50%                       05/15/16            2,000           2,194,140
                                                                   -----------
                                                                     3,316,357
                                                                   -----------
SOUTH DAKOTA -- 0.2%
   South Dakota St. Lease Rev., Trans.
     Cert. Prj., Ser. 93A
     6.38%                       09/01/05              500             562,310
                                                                   -----------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                           -----

                                 BLACKROCK FUNDS
-------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
TENNESSEE -- 0.5%
   Maury Cnty. Ind. Dev. Poll. Ctrl. Rev.,
     Saturn Corp. Prj., Ser. 94
     6.50%(b)                    09/01/24          $ 1,800        $  1,889,370
                                                                  ------------
TEXAS -- 17.5%
   Brazos River Auth. Poll. Ctrl. Rev.,
     Texas Util. Elec. Co. Prj.,
     Prerefunded Ser. 95C AMT
     5.55%(d)                    04/01/08            5,000           5,748,350
   Dallas Cnty. Util. & Cap. Apprec. Rev.,
     Ref. Ser. 99A
     6.19%(c)                    02/15/21           17,225           6,039,946
     6.21%(c)                    02/15/22           18,405           6,039,417
   Dallas Ind. Dev. Corp. Rev., CR/PL,  Inc.
     Prj., Ser. 87 AMT
     7.50%                       08/01/17            1,900           1,997,185
   Dallas-Fort Worth Intl. Arpt. Fac. Imp.
     Corp. Rev., Ser. 99 AMT
     6.38%                       05/01/35            5,000           2,025,050
   Grand Prairie Indpt. Sch. Dist. Conv.
     Cap. Apprec. Rev., Prerefunded
     Ser. 00A
     5.80%                       02/15/23            5,000           5,674,000
   Matagorda Cnty. Nav. Dist. No. 1 Rev.,
     Reliant Energy Prj., Ser. 99B AMT
     5.95%                       05/01/30           14,750          12,630,130
   Port Corpus Christi Auth. Rev.,
     Celanese Prj., Ser. 02B AMT
     6.70%                       11/01/30            5,000           5,270,900
   San Antonio Arpt. Rev., Prerefunded
     Ser. 91
     7.13%                       07/01/07            2,000           2,124,800
   San Antonio Arpt. Rev., Unrefunded
     Ser. 91
     7.13%                       07/01/08            2,645           2,810,048
   Spring Branch Sch. Dist. G.O.,
     Prerefunded Ser. 95
     5.95%                       02/01/05            2,245           2,460,722
   Texas  Affordable Hsg. Corp.
     Multi-Family Hsg. Rev., Ser. 01A
     4.75%                       11/01/11            6,635           6,928,267
   Texas Wtr. Dev. Rev., St. Revolving Fd.
     Prj., Ser. 92
     6.20%                       07/15/05              680             696,340
   Texas Wtr. Fin. Assist. G.O., Ref.
     Ser. 00
     5.75%                       08/01/22            3,445           3,888,509
   Travis Cnty. Hlth. Fac. Dev. Corp. Rev.,
     Ascension Hlth. Credit Prj., Ser. 99A
     5.88%                       11/15/24            1,980           2,173,763
                                                                  ------------
                                                                    66,507,427
                                                                  ------------
UTAH -- 0.1%
   Jordan Sch. Dist. G.O., Prerefunded
     Ser. 93
     6.05%                       06/15/06              340             349,874
   Salt Lake City Hosp. Rev., Prerefunded
     Ser. 88A
     8.13%                       05/15/15              100             136,138
                                                                  ------------
                                                                       486,012
                                                                  ------------


                                                     PAR
                                 MATURITY           (000)             VALUE
                                 --------          -------        ------------

MUNICIPAL BONDS (CONTINUED)
VERMONT -- 0.3%
     Vermont St. G.O., Ser. 94A
     6.00%                       01/15/03          $ 1,000        $  1,012,810
                                                                  ------------
VIRGINIA -- 4.0%
   Hampton G.O., Prerefunded Ser. 95
     6.00%                       01/15/05              400             446,336
   Pocahontas Pkwy. Toll Rd. Rev.,
     Ser. 98B
     5.85%(c)                    08/15/23           15,300           2,551,885
   Virginia Comwlth. Trans. Brd. Trans.
     Rev., Ser. 02
     4.63%(c)                    04/01/19            4,000           1,887,240
     4.73%(c)                    04/01/20            4,000           1,772,640
     4.83%(c)                    04/01/21            5,000           2,080,900
     4.92%(c)                    04/01/22            5,000           1,950,800
     4.98%(c)                    04/01/23            5,000           1,832,900
     5.01%(c)                    04/01/24            5,000           1,738,000
   Virginia Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 95C
     6.70%                       11/01/15            1,000           1,067,140
                                                                  ------------
                                                                    15,327,841
                                                                  ------------
WASHINGTON -- 6.9%
   King Cnty. G.O., Sch. Dist. No. 414
     Lake Washington Prj., Ser. 00
     5.75%                       12/01/14              500             581,940
   Pierce Cnty. G.O., Sch. Dist. No. 416
     White River Prj., Ser. 00
     6.00%                       12/01/13            5,345           6,315,331
   Washington St. G.O., Ser. 00B
     6.00%                       01/01/25           14,000          16,000,320
   Washington St. Pub. Pwr. Sply. Sys.
     Rev., Nuclear Prj. No. 3, Ser. 96A
     6.00%                       07/01/06            3,000           3,397,080
                                                                  ------------
                                                                    26,294,671
                                                                  ------------
WEST VIRGINIA -- 0.1%
   West Virginia Pub. Energy Auth. Rev.,
     Morgantown Energy Assoc. Prj.,
     Ser. 90A AMT
     5.05%                       07/01/08              500             520,685
                                                                  ------------
WISCONSIN -- 3.5%
   Badger Tobacco Asset Securitization
     Corp. of Wisconsin Rev., Ser. 02
     6.38%                       06/01/32           13,000          13,087,100
   Milwaukee Met. Swr. Dist. G.O.,
     Ser. 92A
     6.13%                       10/01/03              250             261,370
                                                                  ------------
                                                                    13,348,470
                                                                  ------------
TOTAL MUNICIPAL BONDS
   (Cost $333,144,872)                                             351,237,382
                                                                  ------------
CUMULATIVE PREFERRED STOCK -- 4.6%
   Charter Mac Equity Issue Tr.
     6.63%(e)                    06/30/09            3,000           3,198,060
     7.60%(e)                    11/30/10            9,000          10,033,920
   MuniMae TE Bond Subs., LLC
     6.88%(e)                    06/30/09            4,000           4,333,960
                                                                  ------------

TOTAL CUMULATIVE PREFERRED STOCK
   (Cost $15,984,861)                                               17,565,940
                                                                  ------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



-----
  12

                                 BLACKROCK FUNDS
-------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                 PAR/SHARES
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------        ------------
SHORT TERM INVESTMENTS -- 5.3%
   Jefferson Cnty., AL, G.O. Warrants,
     Ser. 01B
     2.05%(f)                    10/01/02          $   500        $    500,000
   Maryland St. Hlth. & Hgr. Edl. Fac. Auth.
     Rev., Pooled Ln. Prog., Ser. 94D
     1.65%(f)                    01/01/24            1,000           1,000,000
   Massachusetts St. G.O., Ser. 01B
     1.70%(f)                    10/07/02            2,300           2,300,000
   Massachusetts St. Hlth. & Edl. Facs.
     Auth. Rev., Boston Univ. Prj.,
     Ser. 01Q
     1.70%(f)                    10/07/02            2,000           2,000,000
   Massachusetts St. Hlth. & Edl. Facs.
     Auth. Rev., Massachusetts Institute
     of Technology Prj., Ser. 01J
     1.60%(f)                    10/07/02            2,600           2,600,000
   Met. Wtr. Dist. of Southern California
     Wtrwks. Rev., Ser. 01C-1
     1.95%(f)                    10/01/02            1,400           1,400,000
   Missouri Hlth. & Edl. Fac. Auth. Rev.,
     The Washington Univ. Prj.,
     Ser. 96C
     2.00%(f)                    10/01/02            2,100           2,100,000
   New York City G.O., Ser. 92B
     2.00%(f)                    10/01/02            1,000           1,000,000
   Orange Cnty. Spec. Fin. Auth. Rev.,
     Teeter Plan Prj., Ser. 95D
     1.55%(f)                    10/07/02            3,000           3,000,000
   Wilmington Trust Tax-Free Money
     Market Fund                                     4,266           4,266,459
                                                                  ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $20,166,459)                                               20,166,459
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $369,296,192(a))                           102.2%         388,969,781

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                       (2.2%)         (8,227,869)
                                                    ------        ------------

NET ASSETS (Applicable to 31,655,148
   Institutional shares, 272,554 Service
   shares, 718,598 Investor A shares,
   545,733 Investor B shares and 250,969
   Investor C shares outstanding)                   100.0%        $380,741,912
                                                    ======        ============



                                                                     VALUE
                                                                  ------------

NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL, SERVICE
   AND INVESTOR A SHARE
   ($371,673,420  /  32,646,300)                                        $11.38
                                                                        ======

OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                                    $11.38
                                                                        ======

MAXIMUM OFFERING PRICE
   PER INVESTOR A SHARE
   ($11.38  /  0.960)                                                   $11.85
                                                                        ======

NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($6,211,604  /  545,733)                                             $11.38
                                                                        ======

NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($2,856,888  /  250,969)                                             $11.38
                                                                        ======


---------------
(a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                $28,480,919
      Gross unrealized depreciation                                 (8,807,330)
                                                                   -----------
                                                                   $19,673,589
                                                                   ===========

(b) Rates shown are the rates as of September 30, 2002.

(c) The rate shown is the effective yield on the zero coupon bonds.

(d) Securities, or a portion thereof, pledged as collateral with a value of $1,380,988 on 94 short U.S. Treasury Bonds futures contracts expiring
    December 2002. The value of such contracts on September 30, 2002 was $10,739,500 with an unrealized loss of $430,344.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2002, the fund held 4.6% of its net assets in securities restricted as to resale.

(f) Rates shown are the rates as of September 30, 2002, and maturities shown are the longer of the next readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                           -----

                                 BLACKROCK FUNDS
-------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                     PAR
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS -- 89.5%
PENNSYLVANIA -- 83.1%
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Hlth. Ctr. Univ. of Pittsburgh Med.
     Ctr. Prj., Ser. 97B
     6.00%                       07/01/25          $ 7,000        $  8,394,890
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Prerefunded Ser. 95A
     6.00%                       09/01/07            5,000           5,829,100
     6.20%                       09/01/07            1,000           1,175,030
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Univ. of Pittsburgh Med. Ctr. Prj.,
     Ser. 95
     5.35%                       12/01/17           10,000          10,600,700
   Allegheny Cnty. Res. Fin. Auth. Mtg.
     Rev., Sgl. Fam. Mtg. Prj., Ser. 94Y
     6.25%                       05/01/17               15              15,760
   Beaver Cnty. Hosp. Auth. Rev.,
     Prerefunded Ser. 96A
     5.80%                       10/01/06            5,830           6,659,551
   Berks Cnty. G.O., Ser. 92
     6.30%                       11/10/20            2,000           2,047,280
   Berks Cnty. G.O., Ser. 98
     5.38%                       11/15/28            6,685           7,060,229
   Bethlehem Wtr. Auth. Rev.,
     Prerefunded Ser. 92A
     6.10%                       11/15/02              500             502,840
   Bradford Area Sch. Dist. G.O.,
     Prerefunded Ser. 95
     5.80%                       10/01/05            1,465           1,636,449
   Bucks Cnty. G.O., Prerefunded Ser. 95
     5.88%                       05/01/05            1,575           1,739,288
   Cambria & Blair Cntys. Rev., Bldg.
     Auth. Prj., Prerefunded Ser. 77
     6.38%                       02/01/04            1,020           1,086,504
   Cambria Twp. Wtr. Auth. Ind. Rev.,
     Ser. 93A AMT
     6.00%                       12/01/12              250             250,910
   Central Bucks Sch. Dist. G.O.,
     Prerefunded Ser. 94A
     6.45%                       11/15/04            1,000           1,101,620
     6.70%                       11/15/04              500             553,405
   Crawford Central Sch. Dist. G.O.,
     Prerefunded Ser. 95
     5.75%                       02/15/05            1,585           1,734,418
   Crawford Central Sch. Dist. G.O.,
     Ser. 95
     7.00%                       02/15/05            1,765           1,977,541
   Dauphin Cnty. Gen. Auth. Hlth. Sys.
     Rev., Pinnacle Hlth. Sys. Prj., Ser. 97
     5.50%                       05/15/17            3,500           3,786,755
   Dauphin Cnty. Gen. Auth. Hosp. Rev.,
     Hapsco Western Pennsylvania
     Hosp. Prj., Ser. 92
     6.25%                       07/01/16            1,000           1,225,160
   Dauphin Cnty. Gen. Auth. Rev., Hotel &
     Conf. Ctr. Hyatt Regency Prj.,
     Ser. 98
     6.20%                    01/19-01/29           20,575          18,550,795
   Dauphin Cnty. Gen. Auth. Rev., Sch.
     Dist. Pooled Fin. Prj., Ser. 86
     5.50%                       06/01/26              550             617,001
   Dauphin Cnty. Gen. Auth. Rev., Ser. 86
     5.60%(b)                    06/01/26              525             597,350
     5.70%(b)                    06/01/26              660             755,693



                                                     PAR
                                 MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Deer Lakes Sch. Dist. G.O., Ser. 95
     6.35%                       01/15/14          $ 1,000        $  1,245,710
     6.45%                       01/15/19            1,300           1,624,922
   Delaware Cnty. Auth. Coll. Rev.,
     Haverford Coll. Prj., Ser. 00
     5.75%(d)                    11/15/25            6,795           7,595,995
   Delaware Cnty. Auth. Hosp. Rev.,
     Ser. 95
     5.50%                       08/15/15            6,480           6,940,210
   Delaware Cnty. Auth. Rev., Mercy Hlth.
     Corp. Prj., Prerefunded Ser. 96 AMT
     5.75%                       12/15/20            3,735           4,171,696
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Ser. 99 AMT
     6.00%                       06/01/29            3,400           3,782,126
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Wtr. Co. Fac. Philadelphia Suburban
     Wtr. Prj., Ser. 92
     6.50%                       06/01/10            1,000           1,024,890
   Delaware Cnty. Mem. Hosp. Auth.
     Rev., Ser. 95
     5.50%                       08/15/19            3,000           3,191,850
   Delaware Cnty. Rev., Prerefunded
     Ser. 95
     5.50%(d)                    10/01/05            1,075           1,189,778
   Delaware River Port Auth.
     Pennsylvania & New Jersey Rev.,
     Port Dist. Prj., Ser. 99B
     5.70%                       01/01/22            8,930           9,852,380
   Delaware River Port Auth.
     Pennsylvania & New Jersey RITES,
     Ser. 99
     5.75%                       01/01/16            8,000           9,126,080
     17.30%(b)                   01/01/22           10,000          14,950,399
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     Rev., Ser. 96A
     5.90%                       04/15/16            2,540           2,769,133
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     Rev., Ser. 97B
     5.60%                       07/01/17            2,000           2,373,420
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     Rev., Ser. 98A
     5.50%                       08/01/28           33,050          37,954,620
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     RITES, Ser. 02A
    39.83%(b)                    07/01/32            2,000           5,488,000
   Dover Area Sch. Dist. G.O.,
     Prerefunded Ser. 96
     5.75%                       04/01/06            2,445           2,752,972
   East Whiteland-Tredyffrin Joint Trans.
     Auth. Rev., Hwy. Imp. Prj., Ser. 94
     6.30%                       01/01/16              775             797,227
   Fairview Sch. Dist. G.O., Prerefunded
     Ser. 95
     6.00%                       02/15/05            1,000           1,100,040
   Harrisburg Auth. Wtr. Rev., Ser. 94
     5.30%                       08/15/16           14,300          14,739,725
   Indiana Cnty. Ind. Dev. Auth. Poll. Ctrl.
     Rev., New York St. Elec. & Gas
     Corp. Prj., Ser. 95A
     6.00%                       06/01/06            1,000           1,134,060



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----
  14

                                 BLACKROCK FUNDS
-------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Jefferson Cnty. Mun. Auth. Rev., Ser. 92
     6.50%                       06/01/06          $ 1,515        $  1,526,772
   Kennett Cons. Sch. Dist. G.O., Ser. 02A
     5.50%                       02/15/14            1,245           1,429,472
   Lancaster Cnty. Hosp. Auth. Rev., Hlth.
     Ctr. Masonic Homes Prj., Ser. 94
     5.30%                       11/15/08              500             527,270
   Lancaster Swr. Auth. Sply. S.O., Ser. 98
     5.25%                       04/01/21            8,480           8,794,438
   Langhorne Manor Boro Hgr. Ed. & Hlth.
     Auth. Rev., Prerefunded Ser. 94
     6.90%                       11/15/04            1,000           1,112,070
   Langhorne Manor Boro Hgr. Ed. & Hlth.
     Auth. Rev., Ser. 92
     6.15%                       11/15/02              510             512,795
     6.30%                       11/15/03              740             744,122
     6.50%                       11/15/14            1,500           1,508,430
   Lebanon Cnty. Hosp. Auth. Rev., Good
     Samaritan Hosp. Prj., Ser. 93
     5.55%                       11/15/04              355             374,316
     5.65%                       11/15/05              760             801,040
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     5.70%                       11/01/09            3,000           3,384,090
     6.00%                       11/01/18            2,000           2,213,240
   Lehigh Cnty. Gen. Purp. Auth. Rev., St.
     Lukes Hosp., Bethlehem Prj., Ser. 93
     6.00%                       11/15/02            1,750           1,759,117
   Ligonier Vy. Sch. Dist. G.O.,
     Prerefunded Ser. 94
     5.65%                       03/01/04            2,000           2,118,320
   Luzerne Cnty. Flood Prot. Auth. Gtd.
     Rev., Prerefunded Ser. 96
     5.60%                       07/15/06            4,720           5,336,007
   Lycoming Cnty. Auth. Hosp. Rev.,
     Divine Providence Hosp. Prj., Ser. 95
     5.38%                       11/15/10            6,480           7,050,499
   McKeesport Area Sch. Dist. G.O.,
     Prerefunded Ser. 96A
     5.75%                       10/01/06            1,750           1,995,682
   McKeesport Area Sch. Dist. G.O.,
     Ser. 01
     5.00%                       10/01/30            2,000           2,052,460
   Methacton Sch. Dist. Auth. Rev.,
     Prerefunded Ser. 78
     6.50%                       10/01/06              475             554,282
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Coll. Rev., Beaver Coll. Prj.,
     Ser. 96
     5.75%                       04/01/12            1,690           1,889,150
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., Holy Redeemer Hosp.
     Prj., Ser. 97A
     5.25%                       10/01/27            9,000           9,334,170
   Montgomery Cnty. Hgr. Ed. & Hlth. Auth.
     Rev., Pottstown Hlth. Care Corp. Prj.,
     Ser. 98
     5.00%                       01/01/16            6,235           6,599,997
   Montgomery Cnty. Hgr. Ed. & Hlth. Auth.
     Rev., St. Josephs Univ. Prj., Ser. 92
     6.50%                       12/15/12              750             771,952
   Northampton Cnty. Hgr. Ed. Auth. Rev.,
     Moravian Coll. Prj., Ser. 94
     6.10%                       07/01/12            1,950           2,117,271



                                                     PAR
                                 MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Northeast Sch. Dist. G.O., Ser. 98
     5.20%                       09/01/23          $ 2,000        $  2,091,940
   Northeastern Hosp. & Ed. Auth. Rev.,
     Luzerne Cnty. Coll. Prj., Ser. 97
     5.15%                       08/15/16            3,245           3,445,216
   Northeastern Hosp. & Ed. Auth. Rev.,
     Wyoming Vy. Hlth. Care Prj., Ser. 94A
     6.50%                       01/01/07            1,000           1,107,280
   Northgate Sch. Auth. Bldg. Rev.,
     Ser. 78
     6.38%                       02/15/07              825             962,016
   Parkland Sch. Dist. Rev., Prerefunded
     Ser. 96
     5.75%                       03/01/06            2,910           3,268,046
   Penn Hills G.O., Prerefunded Ser. 93
     5.88%                       12/01/02            2,000           2,014,960
   Pennsbury Sch. Dist. G.O., Prerefunded
     Ser. 94
     6.65%                       08/15/04              685             751,020
   Pennsbury Sch. Dist. G.O., Ser. 02
     5.50%                    01/18-01/19            4,625           5,201,165
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 89A
     6.70%                       09/01/16            1,000           1,273,220
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 94A
     6.60%                       09/01/09           12,465          13,747,150
   Pennsylvania Econ. Dev. Fin. Auth.
     Sch. Rev., Baldwin Sch. Prj., Ser. 94A
     6.35%                       04/01/04              205             216,724
   Pennsylvania Fin. Auth. Rev., Mun. Cap.
     Imp. Prj., Ser. 93
     6.60%                       11/01/09           20,805          22,085,548
   Pennsylvania G.O., Ser. 94
     5.50%                       06/15/08            1,000           1,072,860
   Pennsylvania Hgr. Ed. Assistance Agcy.
     Rev., Cap. Acquisition Prj.,
     Prerefunded Ser. 00
     5.88%                       12/15/10           16,400          19,698,532
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Philadelphia Coll. Osteopathic Prj.,
     Ser. 93
     5.35%                       12/01/10            3,735           3,958,390
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Univ. of Pennsylvania Prj., Ser. 98
     5.75%                       01/01/22           13,165          13,604,316
   Pennsylvania Hsg. Fin. Agcy. Multi-Family
     FHA Ins. Rev., Ref. Ser. 92
     8.10%                       07/01/13            2,000           2,047,520
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 56A AMT
     6.15%                       10/01/27            5,000           5,247,750
   Pennsylvania Hsg. Fin. Agcy.
     Rev., Ser. 98 AMT
     5.50%(c)                    04/01/30           13,300           2,951,536
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 99 AMT
     5.85%                       10/01/18            1,000           1,053,430
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj.,
     Ref. Ser. 66A AMT
     5.65%                       04/01/29           10,000          10,367,400
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 94A
     6.60%                       04/01/17            1,000           1,042,370


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                                                                           -----

                                 BLACKROCK FUNDS
-------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Hsg. Fin. Agcy. Rev., Sgl.
     Fam. Mtg. Prj., Ser. 94B AMT
     6.88%                       10/01/24          $   805        $    833,956
   Pennsylvania Hsg. Fin. Agcy. Rev., Sgl.
     Fam. Mtg. Prj., Ser. 96A AMT
     6.05%                       10/01/16            2,500           2,649,725
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool, Ser. 94
     6.00%                       09/01/06            1,930           2,205,700
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Prerefunded
     Ser. 93
     5.88%                       06/15/03            5,000           5,158,750
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 94
     7.00%                       06/15/04              500             546,860
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 96
     5.60%                       06/15/12            1,000           1,081,250
     5.50%                    06/16-06/20           10,500          11,144,390
   Pennsylvania St. Dept. Gen. Svcs.
     COP, Ser. 01
     4.00%                    05/04-11/04            3,535           3,687,349
     4.25%                    05/05-11/05            3,685           3,929,773
     4.50%                    05/10-11/10            4,590           5,006,900
     5.00%                    05/11-11/14           18,695          20,861,470
     5.25%                    05/15-05/16            7,740           8,610,969
   Pennsylvania St. Fin. Auth. Cmnty. Coll.
     Rev., Beaver Cnty. Coll. Prj.,
     Prerefunded Ser. 94A
     5.88%                       12/01/04              825             901,453
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Bryn Mawr Coll.
     Prj., Prerefunded Ser. 95
     6.00%                       12/01/05            1,200           1,355,724
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Lafayette Coll.
     Prj., Ser. 00
     6.00%                       05/01/30              155             176,390
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Ser. 97G
     5.13%                       06/15/24           10,355          10,696,611
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Trustees Univ. Prj.,
     Ser. 98
     5.50%                       07/15/38            9,500          10,062,590
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Hlth. Svcs. Rev., Univ. of
     Pennsylvania Hlth. Svcs. Prj.,
     Ser. 96A
     5.75%                       01/01/17           17,250          17,973,120
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Hlth. Svcs. Rev., Univ. of
     Pennsylvania Hlth. Svcs. Prj.,
     Ser. 98A
     5.38%                       01/01/15            5,200           5,714,436
   Pennsylvania St. Ind. Dev. Auth. Rev.,
     Econ. Dev. Prj., Ser. 94
     7.00%                       01/01/06            1,000           1,148,790
     6.00%                       01/01/12            4,000           4,268,920



                                                     PAR
                                 MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania St. Ind. Dev. Auth. Rev.,
     Econ. Dev. Prj., Ser. 02
     5.50%                       07/01/16          $ 8,000        $  9,189,120
   Pennsylvania St. Infra. Investment Auth.
     Rev., Ser. 90
     6.45%                       09/01/04            1,600           1,638,832
   Pennsylvania St. Tpke. Comm. Rev.,
     Prerefunded Ser. 94A
     5.88%                       12/01/04              500             556,015
   Pennsylvania St. Tpke. Comm. Rev.,
     Ref. Ser. 01
     5.50%                    06/08-12/13            7,000           8,112,560
     5.00%                       06/01/10            2,100           2,357,964
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 92P
     5.80%                       12/01/06            1,500           1,539,465
     6.00%                       12/01/09              500             513,460
   Pennsylvania Trafford Dist. G.O.,
     Prerefunded Ser. 94
     5.85%                       05/01/04            1,000           1,069,190
   Philadelphia Auth. Dev. Lease Rev.,
     Ser. 01B
     5.25%                       10/01/09            1,750           1,999,147
   Philadelphia G.O., Prerefunded
     Ser. 94B
     5.90%                       11/15/04            1,620           1,799,318
   Philadelphia G.O., Ser. 93A
     5.25%                       05/15/04              300             312,723
   Philadelphia G.O., Unrefunded Ser. 94
     5.90%                       11/15/09              980           1,075,648
   Philadelphia Gas Works Rev., Ser. 93
     5.50%                       07/01/04            5,000           5,325,050
   Philadelphia Gas Works Rev., Ser. 94
     5.25%                       08/01/24            2,900           2,986,826
   Philadelphia Gas Works Rev., Ser. 01
     5.50%                    08/14-08/18            7,415           8,348,242
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Frankford Hosp.
     Prj., Ser. 93A
     6.00%                       06/01/14              500             521,290
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Frankford Hosp.
     Prj., Ser. 95
     5.50%                       01/01/07            1,235           1,333,306
     5.60%                       01/01/08            1,245           1,346,218
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Nazareth Hosp.
     Franciscan Prj., Prerefunded
     Ser. 96B
     5.00%                       07/01/06            4,590           5,169,487
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Presbyterian Med.
     Ctr. Prj., Ser. 93
     6.10%                       12/01/03            1,000           1,052,730
   Philadelphia Ind. Dev. Auth. Rev.,
     American Coll. of Physicians Prj.,
     Ser. 00
     5.50%                    06/20-06/25           14,685          15,812,949
   Philadelphia Ind. Dev. Auth. Rev.,
     Girard Estate Coal Mining Prj.,
     Ser. 96
     5.38%                       11/15/12            3,945           4,317,960
     5.50%                       11/15/16            1,650           1,787,280



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

-----
  16

                                 BLACKROCK FUNDS
-------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)


                                                     PAR
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Ind. Dev. Auth. Rev., PGH
     Dev. Corp. Prj., Ser. 93
     5.50%                       07/01/10          $ 1,035        $  1,082,548
   Philadelphia Mun. Auth. Rev., Ref.
     Ser. 93D
     6.13%                       07/15/08            2,650           2,790,291
   Philadelphia Mun. Auth. Rev., Ser. 93A
     5.20%                       11/15/04            4,000           4,237,240
     5.63%                       11/15/14            2,600           2,750,176
   Philadelphia Pk. Auth. Rev., Arpt. Pk.
     Prj., Ser. 99
     5.63%                       09/01/18            4,430           4,903,080
   Philadelphia Pk. Auth. Rev., Ser. 97
     5.40%                       09/01/15            5,900           6,376,425
   Philadelphia Pk. Auth. Rev., Ser. 99
     5.63%                    09/13-09/17            5,885           6,588,482
   Philadelphia Regl. Port. Auth. Lease
     Rev., Ser. 93
     6.20%                       09/01/20            2,000           2,097,860
   Philadelphia Sch. Dist. G.O.,
     Prerefunded Ser. 94A
     5.80%                       07/01/04            1,910           2,072,923
     5.85%                       07/01/04            1,710           1,861,506
   Philadelphia Sch. Dist. G.O.,
     Prerefunded Ser. 95B
     5.50%                       09/01/05            4,500           5,073,435
   Philadelphia Sch. Dist. G.O., Ser. 95A
     6.25%                    09/04-09/06            8,240           9,098,870
   Philadelphia Sch. Dist. G.O., Ser. 95B
     5.50%                       09/01/18            4,890           5,189,904
   Philadelphia Sch. Dist. G.O., Ser. 99C
     5.75%                       03/01/29           11,000          12,201,310
   Philadelphia Sch. Dist. G.O., Ser. 00A
     5.75%                    02/12-02/13           10,215          11,957,567
   Philadelphia Wtr. & Swr. Rev., Ser. 92
     7.35%                       09/01/04            5,790           6,231,372
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Prerefunded Ser. 93
     5.50%                       06/15/03            1,055           1,106,663
     5.75%                       06/15/03              620             651,441
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 93
     5.50%(h)                 06/07-06/15           12,345          13,494,173
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 97A
     5.00%                       08/01/22           10,155          10,474,070
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Unrefunded Ser. 93
     5.75%                       06/15/13            2,545           2,664,259
   Pittsburgh G.O., Ser. 96A
     6.00%                       03/01/05            8,225           9,040,509
   Pittsburgh Pub. Pk. Auth. Rev., Ser. 92A
     5.88%                       12/01/12            1,500           1,539,930
   Pittsburgh Sch. Dist. G.O.,
     Prerefunded Ser. 97
     5.50%                       09/01/05            4,500           4,987,665
     Pittsburgh Wtr. & Swr. Rev., Ser. 98A
     5.00%                       09/01/21            3,000           3,109,110
   Pleasant Vy. Sch. Dist. G.O.,
     Prerefunded Ser. 95
     5.60%                       11/15/05            1,180           1,316,432
   Pleasant Vy. Sch. Dist. G.O.,
     Unrefunded Ser. 95
     5.60%                       11/15/14              205             220,043



                                                     PAR
                                 MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pottstown Borough Auth. Swr. Rev.,
     Ser. 96
     5.50%                       11/01/16          $ 1,360        $  1,461,415
   Punxsutawney Area Sch. Dist. G.O.,
     Prerefunded Ser. 95
     5.80%                       04/15/05            1,000           1,102,020
   Reading G.O., Prerefunded Ser. 92
     6.50%                       11/15/02            1,000           1,006,140
   Ringgold Sch. Dist. Rev., Prerefunded
     Ser. 95
     6.20%                       02/01/05              500             551,485
   Riverside Beaver Cnty. Sch. Dist. Rev.,
     Prerefunded Ser. 96
     5.50%                       02/15/06            3,725           4,147,341
   Riverside Sch. Dist. G.O., Ser. 00
     5.50%                       10/15/25            3,300           3,541,065
   Scranton Lackawanna Hlth. & Welfare
     Auth. Rev., Hosp. Cmnty. Med. Ctr.
     Prj., Ref. Ser. 98A
     5.25%                       07/01/04            2,215           2,349,539
   Solanco Sch. Dist. G.O., Prerefunded
     Ser. 94
     6.30%                       02/15/04              500             533,040
   South Fork Mun. Auth. Hosp. Rev.,
     Good Samaritan Med. Ctr. Prj.,
     Ser. 96B
     5.38%                       07/01/16            4,000           4,301,760
   Southeastern Pennsylvania Trans. Auth.
     Rev., Prerefunded Ser. 95
     5.75%                       03/01/05            1,285           1,420,722
     5.88%                       03/01/05            1,230           1,363,529
   Southeastern Pennsylvania Trans. Auth.
     Rev., Ser. 97
     5.55%                       03/01/13            3,500           3,885,875
     5.38%                       03/01/17            6,270           6,800,317
   Springford Sch. Dist. G.O., Ser. 97
     5.15%                       02/01/18           10,010          10,482,973
   Tarentum Gtd. Elec. Rev., Prerefunded
     Ser. 93
     5.88%                       09/01/03              750             780,968
   Unionville Chadds Ford Sch. Dist. G.O.,
     Prerefunded Ser. 93
     5.60%                       06/01/03            1,000           1,027,860
   Upper St. Clair Twp. Sch. Bldg. Auth.
     Rev., Ser. 78
     6.50%                       02/15/04               65              66,076
   Washington Cnty. Auth. Rev., Ser. 99
     6.15%                       12/01/29           13,250          16,016,865
   Washington Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., West Penn Pwr. Co. Prj.,
     Ser. 95G
     6.05%                       04/01/14            2,500           2,771,300
   West Mifflin Sanit. Swr. Mun. Auth. Swr.
     Rev., Prerefunded Ser. 96
     5.70%                       08/01/06            1,445           1,641,029
   West Whiteland Twp. G.O.,
     Prerefunded Ser. 92
     6.75%                       12/01/02            1,100           1,109,680
   Westmoreland Cnty. Ind. Dev. Auth.
     Rev., Westmoreland Hlth. Sys. Prj.,
     Ser. 93A
     6.00%                       07/01/11              200             209,862
   Westmoreland Cnty. Mun. Auth. Rev.,
     Ser. 87K
     2.00%                       07/01/03            1,000           1,004,420


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                                                                           -----

                                 BLACKROCK FUND
-------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Westview Mun. Auth. S.O., Ser. 85
     9.25%                       11/15/05          $   750        $    893,130
   Williamsport Area Sch. Dist. Auth.
     Rev.,
     Ser. 78
     6.00%                       03/01/07              105             117,034
   Wilson Sch. Dist. G.O., Prerefunded
     Ser. 97
     5.50%                       05/15/07            8,015           9,113,216
                                                                  ------------
                                                                   800,414,704
                                                                  ------------
PUERTO RICO -- 5.8%
   Puerto Rico Cmwlth. G.O.,
     Ref. Ser. 02
     5.50%                    07/11-07/12           22,000          26,205,600
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00A
     15.29%(b)                   10/01/16              400             505,088
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00B
     15.79%(b)                   10/01/17              500             639,240
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00C
     15.79%(b)                   10/01/18              500             631,790
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00D
     15.79%(b)                   10/01/19              690             864,722
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00E
     15.79%(b)                   10/01/20              250             310,725
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00F
     15.29%(b)                   10/01/24              250             295,980
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Prerefunded Ser. 95X
     6.00%                       07/01/05            5,000           5,688,350
   Puerto Rico Mun. Fin. Agy. Rev.,
     Ser. 99
     5.50%                       08/01/18            6,500           7,250,490
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 02E
     5.50%                       08/01/29           12,500          13,601,750
                                                                  ------------
                                                                    55,993,735
                                                                  ------------
VIRGIN ISLANDS -- 0.6%
   Tobacco Settlement Fin. Corp. Rev.,
     Ser. 01
     4.40%                       05/15/09            1,030             835,072
     4.50%                       05/15/10            1,100             877,932
     4.60%                       05/15/11            1,165             925,406
     4.75%                       05/15/12            1,240             976,984
     4.85%                       05/15/13            1,135             884,732
     4.95%                       05/15/14            1,205             935,321
                                                                  ------------
                                                                     5,435,447
                                                                  ------------
TOTAL MUNICIPAL BONDS
   (Cost $782,779,978)                                             861,843,886
                                                                  ------------



                                                 PAR/SHARES
                                 MATURITY           (000)             VALUE
                                 --------          -------        ------------
CUMULATIVE PREFERRED STOCK -- 5.5%
   Charter Mac Equity Issue Tr.
     6.63%(e)                    06/30/09          $25,000        $ 26,650,500
     7.60%(e)                    11/30/10           10,000          11,148,800
   MuniMae TE Bond Subs., LLC
     6.88%(e)                    06/30/09            4,000           4,333,960
     7.75%(e)                    11/01/10           10,000          11,093,200
                                                                  ------------
TOTAL CUMULATIVE PREFERRED STOCK
   (Cost $48,337,485)                                               53,226,460
                                                                  ------------
SHORT TERM INVESTMENTS -- 4.2%
   Harrisburg Auth. Rev., Cumberland
     Vy. Sch. Dist. Prj., Ser. 02B
     1.73%(f)                    10/07/02            5,700           5,700,000
   Missouri Hlth. & Edl. Fac. Auth. Rev.,
     The Washington Univ. Prj.,
     Ser. 96C
     2.00%(f)                    10/01/02            3,700           3,700,000
   New York City Mun. Wtr. Fin. Auth.
     Wtr. & Swr. Sys. Rev., Ser. 01F-1
     1.95%(f)                    10/01/02            2,635           2,635,000
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Thomas
     Jefferson Univ. Prj., Ser. 01
     1.68%(f)                    10/07/02           11,300          11,300,000
   Schuylkill Cnty. Ind. Dev. Auth. Res.
     Recovery Rev., WPS Westwood Prj.,
     Ref. Ser. 01
     1.80%(f)                    10/07/02            1,200           1,200,000
   Univ. of North Carolina at Chapel Hill
     Rev., Ser. 01C
     1.60%(f)                    10/07/02           12,000          12,000,000
   Wilmington Trust Tax-Free Money
     Market Fund                                     4,317           4,317,327
                                                                  ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $40,852,327)                                               40,852,327
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $871,969,790(a))                            99.2%         955,922,673
                                                                  ------------
OTHER ASSETS IN EXCESS
  OF LIABILITIES
   Cash(g)                                                           1,120,000
   Other assets in excess of liabilities                             6,337,597

TOTAL OTHER ASSETS IN EXCESS
  OF LIABILITIES                                      0.8%           7,457,597
                                                    ------        ------------

NET ASSETS (Applicable to 80,450,546
   Institutional shares, 543,256 Service
   shares, 3,377,090 Investor A shares,
   2,582,061 Investor B shares and
   146,618 Investor C shares outstanding)           100.0%        $963,380,270
                                                    ======        ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----
  18

                                 BLACKROCK FUNDS
------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)





AS OF SEPTEMBER 30, 2002                                             VALUE
                                                                  ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL AND
   INVESTOR A SHARE
   ($927,414,167  /  83,827,636)                                        $11.06
                                                                        ======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SERVICE SHARE
   ($6,005,260  /  543,256)                                             $11.05
                                                                        ======
OFFERING PRICE PER
   INSTITUTIONAL SHARE                                                  $11.06
                                                                        ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($11.06  /  0.960)                                                   $11.52
                                                                        ======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE (subject to a
   maximum contingent deferred
   sales charge of 4.5%) PER
   INVESTOR B SHARE
   ($28,346,121 / 2,582,061)                                            $10.98
                                                                        ======

NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($1,614,722  /  146,618)                                             $11.01
                                                                        ======


------------------
(a) Cost for Federal income tax purposes is $872,108,373. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                $85,232,622
      Gross unrealized depreciation                                 (1,418,322)
                                                                   -----------
                                                                   $83,814,300
                                                                   ===========

(b) Rates shown are the rates as of September 30, 2002.

(c) The rate shown is the effective yield on the zero coupon bonds.

(d) Securities, or a portion thereof, pledged as collateral with a value of $3,331,812 on 261 short U.S. Treasury Bonds futures contracts expiring
    December 2002. The value of such contracts on September 30, 2002 was $29,819,250 with an unrealized loss of $1,194,891.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2002, the fund held 5.5% of its net assets in securities restricted as to resale.

(f) Rates shown are the rates as of September 30, 2002, and maturities shown are the longer of the next readjustment date or the date the principal owed can be recovered through demand.

(g) Cash collateral held at broker for swap contracts.

(h) Securities, or a portion thereof, held at broker as collateral for swap contracts with a value of $1,812,304.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                           -----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------



                             STATEMENT OF NET ASSETS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

                                                     PAR
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS -- 90.4%
NEW JERSEY -- 76.3%
   Atlantic City COP, Pub. Fac. Lease
     Agreement Prj., Ser. 91
     7.30%                       03/01/04          $ 1,535        $  1,656,342
   Brigantine G.O., Ser. 92
     6.25%                       08/01/03              730             739,826
   Camden Cnty. Imp. Auth. Lease Rev.,
     Prerefunded Ser. 92
     6.00%                       12/01/02            1,000           1,017,580
   Delaware River Port Auth.
     Pennsylvania & New Jersey RITES,
     Ser. 00
     13.50%(b)                   01/01/26            5,000           6,655,700
   Dover Twp. G.O., Ser. 92
     6.00%                       10/15/03            1,000           1,021,490
     6.10%                       10/15/04              540             551,588
   Edison Twp. G.O., Ser. 91
     6.50%                       06/01/04              930           1,003,423
   Essex Cnty. Imp. Auth. Lease Rev.,
     Jail & Yth. Hsg. Prj., Prerefunded
     Ser. 94
     6.90%                       12/01/04              500             566,870
   Essex Cnty. Imp. Auth. Multi-Family
     Rev., Ballantyne House Prj.,
     Ser. 02 AMT
     4.85%                       11/01/32            1,500           1,501,125
   Essex Cnty. Imp. Auth. Multi-Family Rev.,
     Mt. Carmel Towers Prj., Ser. 02 AMT
     4.75%                       11/01/22            1,400           1,401,064
     4.85%                       11/01/32            1,000           1,000,750
   Gloucester Cnty. Srs. Hsg. Dev. Corp.
     Rev., Sect. 8 Colonial Pk. Prj.,
     Ser. 94A
     6.20%                       09/15/11            1,250           1,315,738
   Hamilton Twp. Atlantic City Sch. Dist.
     G.O., Ser. 92
     5.88%                       12/15/07              860             884,269
   Jersey City G.O., Ser. 96A
     6.00%                       10/01/05            1,655           1,854,692
   Knowlton Twp. Bd. of Ed. G.O., Ser. 91
     6.60%                       08/15/11              169             212,747
   Lacey Twp. Wtr. Auth. Rev.,
     Prerefunded Ser. 93
     6.00%                       12/01/03            1,000           1,073,670
   Middlesex Cnty. Imp. Auth. Rev., Ser. 96
     5.80%                       09/15/13            1,725           1,940,953
   Morristown Cnty. G.O., Ser. 95
     6.40%                       08/01/14              500             564,725
   New Jersey Econ. Dev. Auth. Lease
     Rev., Ser. 00
     6.00%                       06/01/21            4,780           5,531,464
   New Jersey Econ. Dev. Auth. Mkt.
     Transition Fac. Rev., Prerefunded
     Ser. 94A
     5.80%                    07/04-07/07            2,790           3,055,217
     5.88%                       07/01/11            4,000           4,385,400
   New Jersey Econ. Dev. Auth. Rev.,
     Kapkowski Rd. Landfill Prj., Ser. 02
     6.50%                       04/01/28            2,500           2,792,500
   New Jersey Econ. Dev. Auth. Rev.,
     Performing Arts Ctr. Prj., Ser. 96C
     5.75%                       06/15/08            4,440           5,005,834
   New Jersey Econ. Dev. Auth. Rev.,
     Ser. 99
     6.20%                       12/01/24            3,000           3,384,210



                                                     PAR
                                 MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Econ. Dev. Auth. Rev., St.
     Barnabas Med. Ctr. Prj., Ser. 97A
     5.63%(c)                    07/01/23          $ 4,000        $  1,507,440
   New Jersey Ed. Auth. Rev., Rowan
     Coll. Prj., Prerefunded Ser. 96E
     5.88%                       07/01/16            2,185           2,509,188
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Kennedy Hlth Sys. Prj., Ser. 01
     5.50%                       07/01/21            2,000           2,071,400
     5.63%                       07/01/31              955             991,300
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Robert Wood Johnson Univ.
     Prj., Ser. 96C
     5.75%(d)                    07/01/07            2,595           2,923,190
   New Jersey Sports & Expo. Auth. Rev.,
     Ser. 00A
     5.50%                       03/01/20            5,000           5,436,650
   New Jersey St. G.O., Ser. 86B
     6.25%                       01/15/04              860             910,800
   New Jersey St. G.O., Ser. 00
     5.75%                       05/01/12            2,500           2,988,050
   New Jersey St. Hsg. & Mtg. Fin. Agcy.
     Rev., Ser. 00B
     6.25%                       11/01/26            2,000           2,167,300
   New Jersey St. Hwy. Auth. Rev.,
     Garden St. Pkwy. Prj., Ser. 92
     6.20%                       01/01/10              750             891,210
   New Jersey St. Tpke. Auth. Rev., MBIA
     Ins. - IBC Prj., Ser. 91C
     6.50%                       01/01/16            3,500           4,476,080
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91C
     6.50%                       01/01/16              500             628,695
   New Jersey St. Trans. Tr. Fd. Admin.
     Grant Rev., Prerefunded Ser. 00A
     6.13%                       09/15/09            2,500           3,004,150
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Prerefunded
     Ser. 00A
     6.00%                       06/15/10            2,500           2,996,900
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 94A
     6.25%                       12/15/03            1,000           1,058,730
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 99A
     5.75%                       06/15/20            2,820           3,342,292
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 01B
     6.00%                       12/15/19            2,500           2,949,025
   New Jersey St. Waste Wtr. Trtmnt. Tr.
     Rev., Ser. 96C
     6.25%                    05/03-05/06            5,955           6,522,306
   Newark Bd. of Ed. G.O., Prerefunded
     Ser. 94
     5.88%                       12/15/04            1,000           1,113,660
   North Hudson Swr. Auth. Rev., Ser. 01A
     5.41%(c)                    08/01/21            5,000           2,139,400
   North Jersey Dist. Wtr. Sply. Rev.,
     Ser. 93
     5.50%                       07/01/03              860             885,413
   Northwest Bergen Cnty. Rev., Ser. 92
     5.90%                       07/15/06              755             794,139



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----
  20

                                 BLACKROCK FUNDS
-------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Northwest Bergen Cnty. Util. Auth. Sys.
     Rev., Ser. 92
     6.00%                       07/15/07          $   860        $    905,253
   Ocean Cnty. G.O., Ser. 91
     6.38%                       04/15/03              430             441,206
   Ocean Cnty. Util. Auth. Rev.,
     Prerefunded Ser. 95A
     6.30%                       01/01/05            1,005           1,115,550
   Ocean Twp. Swr. Auth. Rev., Ser. 92
     6.00%                       12/01/08            1,705           1,752,126
   Passaic Vy. Wtr. Sply. Comm. Rev.,
     Ser. 92A
     5.95%                       12/15/02              500             504,510
   Point Pleasant G.O., Ser. 95
     5.70%                       12/01/03              500             524,130
   Port Auth. New York & New Jersey
     Rev., Ser. 92
     6.10%                       10/15/02              645             645,968
   Port Auth. New York & New Jersey
     Rev., Ser. 95 AMT
     5.75%                       11/01/09            3,275           3,547,480
   Port Auth. New York & New Jersey
     S.O., JFK Intl. Arpt. Term. Prj.,
     Ser. 97-6 AMT
     6.25%                       12/01/09            7,000           8,326,780
     5.75%                       12/01/22            2,000           2,191,280
   Warren Cnty. Poll. Ctrl. Fin. Auth. Rev.,
     Ser. 92B
     5.70%                       12/01/03              500             508,255
   West Windsor Plainsboro Twp. Bd. of
     Ed. G.O., Ser. 93
     5.80%                       03/15/06            1,000           1,037,900
   Winslow Twp. G.O., Ser. 92
     6.40%                       10/01/05              870             890,680
                                                                  ------------
                                                                   123,815,613
                                                                  ------------
PENNSYLVANIA -- 0.9%
   Delaware River Joint Toll Bdg. Rev.,
     Ser. 92
     6.25%                       07/01/12            1,400           1,405,460
                                                                  ------------
PUERTO RICO -- 13.2%
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Prerefunded Ser. 00B
     6.00%                       07/01/10            3,000           3,623,010
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 00C
     6.00%                       07/01/29            2,000           2,301,800
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00A
     15.29%(b)                   10/01/16              400             610,176
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00B
     15.79%(b)                   10/01/17              500             778,480
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00C
     15.79%(b)                   10/01/18              500             763,580
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00D
     15.79%(b)                   10/01/19              650             979,186
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00E
     15.79%(b)                   10/01/20              250             371,450



                                                     PAR
                                 MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00F
     15.29%(b)                   10/01/24          $   250        $    341,960
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. RITES PA-569, Ser. 99
     10.81%(b)                   07/01/12            2,000           2,589,500
   Puerto Rico Cmwlth. Pub. Imp. G.O.,
     Prerefunded Ser. 00
     5.75%                       07/01/26            3,000           3,559,350
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 02E
     5.50%                       08/01/29            5,000           5,440,700
                                                                  ------------
                                                                    21,359,192
                                                                  ------------
TOTAL MUNICIPAL BONDS
   (Cost $129,465,994)                                             146,580,265
                                                                  ------------
CUMULATIVE PREFERRED STOCK -- 7.5%
   Charter Mac Equity Issue Tr.
     6.63%(e)                    06/30/09            1,000           1,066,020
     7.60%(e)                    11/30/10            4,000           4,459,520
   MuniMae TE Bond Subs., LLC
     6.88%(e)                    06/30/09            4,000           4,333,960
     7.75%(e)                    11/01/10            2,000           2,218,640
                                                                  ------------
TOTAL CUMULATIVE PREFERRED STOCK
   (Cost $10,990,917)                                               12,078,140
                                                                  ------------
SHORT TERM INVESTMENTS -- 1.2%
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Robert Wood Johnson Univ.
     Prj., Ser. 02
     1.60%(f)
   (Cost $2,000,000)             10/07/02            2,000           2,000,000
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $142,456,911(a))                            99.1%         160,658,405

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                      0.9%           1,384,842
                                                    ------        ------------
NET ASSETS (Applicable to 10,620,111
   Institutional shares, 1,446,293
   Service shares, 480,248 Investor A
   shares, 749,614 Investor B shares and
   91,152 Investor C shares outstanding)            100.0%        $162,043,247
                                                    ======        ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL AND SERVICE
   SHARE
   ($146,059,139  /  12,066,404)                                        $12.10
                                                                        ======

NET ASSET VALUE AND REDEMPTION
   PRICE PER INVESTOR A SHARE
   ($5,811,751  /  480,248)                                             $12.10
                                                                        ======

MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($12.10  /  0.960)                                                   $12.60
                                                                        ======

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($9,066,674  /  749,614)                                             $12.10
                                                                        ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                          -----

                                 BLACKROCK FUNDS
------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)





AS OF SEPTEMBER 30, 2002                                             VALUE
                                                                  ------------
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($1,105,683  /  91,152)                                              $12.13
                                                                        ======


--------------------
(a) Also cost for Federal income tax purposes. The gross unrealized appreciation on a tax basis is $18,201,494.

(b) Rates shown are the rates as of September 30, 2002.

(c) The rate shown is the effective yield on the zero coupon bonds.

(d) Securities, or a portion thereof, pledged as collateral with a value of $674,646 on 46 short U.S. Treasury Bonds futures contracts expiring December 2002. The value of such contracts on September 30, 2002 was $5,255,500 with an unrealized loss of $210,594.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2002, the fund held 7.5% of its net assets in securities restricted as to resale.

(f) Rates shown are the rates as of September 30, 2002, and maturities shown are the longer of the next readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----
  22

                                 BLACKROCK FUNDS
------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                         OHIO TAX-FREE INCOME PORTFOLIO


                                                     PAR
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS -- 85.7%
OHIO -- 66.2%
   Akron G.O., Ser. 01
     5.50%                       12/01/21          $ 1,000        $  1,097,560
   Akron Swr. Sys. Rev., Ser. 96
     5.88%(c)                    12/01/16              500             560,025
   Brunswick G.O., Ser. 94
     6.30%                       12/01/14              210             230,143
   Butler Cnty. Trans. Imp. Dist. Rev.,
     Ser. 97A
     6.00%                       04/01/11              600             695,760
   Cleveland Apt. Sys. Rev., Prerefunded
     Ser. 94B
     5.70%                       01/01/04              150             160,777
   Cleveland COP, Cleveland Stadium
     Prj., Ser. 97
     5.25%                       11/15/10            2,500           2,809,100
   Cleveland G.O., Prerefunded Ser. 94
     6.25%                       11/15/04            1,915           2,138,729
   Cleveland Pkg. Fac. Rev., Ser. 96
     6.00%                       09/15/06            1,275           1,461,481
   Cleveland Pub. Pwr. Sys. Rev., First
     Mtg. Prj., Prerefunded Ser. 94A
     6.30%                       11/15/04            4,000           4,471,480
   Cleveland Pub. Pwr. Sys. Rev., First
     Mtg. Prj., Ser. 94B
     6.10%                       11/15/03            1,000           1,050,840
   Cleveland-Cuyahoga Cnty. Port Auth.
     Rev., Prerefunded Ser. 97 AMT
     6.00%                       03/01/07              415             456,803
   Columbus G.O., Ser. 86
     7.38%                       07/01/06            1,000           1,185,780
   Columbus G.O., Ser. 94-2
     5.60%                       05/15/05            1,000           1,080,190
   Columbus G.O., Ser. 02
     5.00%                       06/15/12            2,975           3,331,018
   Columbus Mun. Arpt. Auth. Rev.,
     Columbus Intl. Arpt. Prj.,
     Ser. 94A AMT
     6.00%                       01/01/09              150             159,699
   Columbus Wtrwks. Enlargement No. 44
     G.O., Prerefunded Ser. 92
     6.00%                       05/01/03              500             523,250
   Cuyahoga Cnty. Hosp. Rev., Univ. Hlth.
     Sys. Prj., Ser. 96B
     6.00%                       01/15/04            3,125           3,271,469
   Cuyahoga Cnty. Multi-Family Rev.,
     Ser. 02 AMT
     5.35%                       09/20/27            1,000           1,038,520
   Fairfield City Sch. Dist. G.O., Ser. 94
     7.45%                       12/01/14            1,000           1,323,130
   Greater Cleveland Regl. Trans. Auth.
     Cap. Imp. Rev., Ser. 01A
     5.13%                       12/01/21            1,000           1,055,660
   Greater Cleveland Regl. Trans. Auth.
     G.O., Ser. 96
     6.25%                       12/01/06            2,935           3,408,885
   Hamilton Cnty. Elec. Sys. Mtg. Rev.,
     Ser. 92A
     6.00%                       10/15/12              500             510,715
   Kings Sch. Dist. G.O., Ser. 94
     7.60%                       12/01/10              200             228,708
   Loveland City Sch. Dist. G.O.,
     Prerefunded Ser. 92
     6.65%                       12/01/02              145             149,134
   Lucas Cnty. G.O., Ser. 96
     6.00%                    12/03-12/05            2,810           2,994,269
   Marysville Sch. Dist. G.O., Ser. 98
     6.00%                       12/01/10            1,910           2,316,830



                                                     PAR
                                 MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Mason City Sch. Dist. G.O., Ser. 01
     5.38%                       12/01/18          $ 3,000        $  3,311,220
   Medina Cnty. G.O., Ser. 86
     7.25%                       12/01/03               50              53,290
   New Albany Cmnty. Auth. Fac. Rev.,
     Ser. 01B
     5.13%                       10/01/21            2,750           2,907,740
   North Royalton City Sch. Dist. G.O.,
     Ser. 94
     6.63%                       12/01/06              100             117,630
   Northwestern Sch. Dist. Rev., Wayne &
     Ashland Cntys. Prj., Ser. 94
     7.20%                       12/01/10              300             384,579
   Ohio Hsg. Fin. Agcy. Rev., Wind River
     Prj., Ser. 94A AMT
     5.55%                       11/01/18              300             316,299
   Ohio St. Bldg. Auth. Adult Corr. Fac.
     Rev., Ser. 94
     5.90%                       10/01/04            2,000           2,209,000
   Ohio St. Bldg. Auth. Disalle Govt. Ctr.
     Rev., Ser. 96A
     6.00%                       10/01/05            1,000           1,120,660
   Ohio St. Bldg. Auth. St. Fac. Rev.,
     Admin. Bldg. Fd. Prj., Prerefunded
     Ser. 92A
     6.00%                       10/01/02            1,020           1,040,400
   Ohio St. Bldg. Data Ctr. Rev., Ser. 93A
     5.90%                       10/01/07              450             521,874
   Ohio St. Comm. Sch. Cap. Fac. Rev.,
     Ser. 94A
     5.75%                       06/15/14            1,000           1,140,980
   Ohio St. Env. Imp. Rev., USX Corp. Prj.,
     Ref. Ser. 99
     5.63%                       05/01/29            1,000           1,017,300
   Ohio St. Hgr. Ed. Cap. Fac. Rev.,
     Ser. 00 II-A
     5.00%                       12/01/03            1,000           1,040,470
   Ohio St. Hgr. Ed. Fac. Denison Univ.
     Rev., Ser. 01
     5.13%                       11/01/21            3,000           3,187,980
   Ohio St. Nat. Res. Cap. Fac. G.O.,
     Ser. 94A
     5.40%                       10/01/05            1,000           1,075,320
   Ohio St. Univ. G.O., Ser. 02A
     5.25%                       12/01/18            3,290           3,627,554
   Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Fac.
     Rev., Republic Steel Prj., Ser. 95
     6.38%                       06/01/07            2,095           2,314,409
   Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Rev.,
     Ser. 02
     5.25%                       12/01/15            3,415           3,865,234
   Ohio St. Wtr. Dev. Auth. Rev., Pure Wtr.
     Prj., Ser. 92
     5.75%                       06/01/04            1,500           1,539,660
   Ohio St. Wtr. Dev. Auth. Rev.,
     Steel-Cargill North Star Broken Hill
     Prj., Ser. 95 AMT
     6.30%                       09/01/20              500             526,600
   Ohio St. Wtr. Dev. Poll. Ctrl. Fac. Rev.,
     Wtr. Ctrl. St. Match Prj.,
     Prerefunded Ser. 95
     5.70%                       06/01/05            1,300           1,446,406
   Ohio G.O., Ser. 95
     6.00%                       08/01/08              225             251,809
   Olentangy Sch. Dist. G.O.,
     Prerefunded Ser. 95A
     6.00%                       12/01/04              225             250,547



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                           -----

                                 BLACKROCK FUNDS
-------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                 PAR/SHARES
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Pickerington Loc. Sch. Dist. Fac.
     Constr. & Imp. Rev., Ser. 01
     5.25%                       12/01/20          $ 1,000        $  1,077,530
   Scioto Cnty. Rev., Marine Term. Norfolk
     Southern Corp. Prj., Ser. 98
     5.30%(b)                    08/15/13            3,000           3,117,780
   Springboro Wtr. Sys. Rev., Ser. 98
     5.00%                       12/01/18            2,500           2,635,100
   Summit Cnty. Hosp. Rev., Cuyahoga
     Falls Gen. Hosp. Prj., Ser. 94
     6.65%                       07/01/14              200             203,742
   Toledo G.O., Ser. 96
     6.00%                       12/01/06              500             576,860
   Univ. of Toledo Rev., Ser. 02
     5.25%                       06/01/18            1,195           1,300,638
   Westerville City Sch. Dist. G.O., Ser. 87
     6.25%                       12/01/05            1,000           1,134,470
   Westlake G.O., Ser. 96
     6.40%                       12/01/08            1,560           1,832,236
                                                                  ------------
                                                                    82,855,272
                                                                  ------------
PUERTO RICO -- 19.5%
   Puerto Rico Cmwlth. G.O., Ref. Ser. 02
     5.50%                       07/01/11            5,000           5,908,500
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. RITES, Ser. 98
     9.43%(b)                    07/01/18            5,000           5,884,850
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00A
     15.29%(b)                   10/01/16              400             610,176
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00B
     15.79%(b)                   10/01/17              500             778,480
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00C
     15.79%(b)                   10/01/18              500             763,580
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00D
     15.79%(b)                   10/01/19              650             979,186
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00E
     15.79%(b)                   10/01/20              250             371,450
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00F
     15.29%(b)                   10/01/24              250             341,960
   Puerto Rico Pub. Bldgs. Auth. RITES
     PA-577, Ser. 99
     10.81%(b)                   07/01/27            4,000           4,394,200
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 02E
     5.50%                       08/01/29            4,000           4,352,560
                                                                  ------------
                                                                    24,384,942
                                                                  ------------
TOTAL MUNICIPAL BONDS
   (Cost $95,770,033)                                              107,240,214
                                                                  ------------
CUMULATIVE PREFERRED STOCK -- 5.2%
   Charter Mac Equity Issue Tr.
     6.63%(d)                    06/30/09            1,000           1,066,020
     7.60%(d)                    11/30/10            1,000           1,114,880
   MuniMae TE Bond Subs., LLC
     6.88%(d)                    06/30/09            2,000           2,166,980
     7.75%(d)                    11/01/10            2,000           2,218,640
                                                                  ------------
TOTAL CUMULATIVE PREFERRED STOCK
   (Cost $5,996,972)                                                 6,566,520
                                                                  ------------



                                                 PAR/SHARES
                                 MATURITY           (000)             VALUE
                                 --------          -------        ------------
SHORT TERM INVESTMENTS -- 7.3%
   City of New York G.O., Ser. 01
     1.90%(e)                    10/01/02          $ 1,000        $  1,000,000
   Columbia, AL, Ind. Dev. Bd. Poll. Ctrl.
     Rev., Ser. 99A
     2.05%(e)                    10/01/02              200             200,000
   Columbus G.O., Ser. 96
     1.45%(e)                    10/07/02            1,000           1,000,000
   Cuyahoga Cnty. Hosp. Imp. Rev., Univ.
     Hosp. of Cleveland Prj., Ser. 85
     1.90%(e)                    10/01/02              800             800,000
   Middleburg Heights Hosp. Imp. Rev.,
     Ser. 97
     1.70%(e)                    10/07/02            2,500           2,500,000
   Wilmington Trust Tax-Free Money
     Market Fund                                     3,636           3,635,962
                                                                  ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $9,135,962)                                                 9,135,962
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $110,902,967(a))                            98.2%         122,942,696

OTHER ASSETS IN EXCESS OF
   LIABILITIES (Including
   $81,271 of receivable from
   affiliate)                                         1.8%           2,195,288
                                                    ------        ------------
NET ASSETS (Applicable to 8,747,314
   Institutional shares, 18,493 Service
   shares, 1,405,981 Investor A shares,
   788,319 Investor B shares and 327,548
   Investor C shares outstanding)                   100.0%        $125,137,984
                                                    =====         ============
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL, SERVICE
   AND INVESTOR A SHARE
   ($112,765,737  /  10,171,788)                                        $11.09
                                                                        ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                                    $11.09
                                                                        ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($11.09  /  0.960)                                                   $11.55
                                                                        ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($8,739,703  /  788,319)                                             $11.09
                                                                        ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($3,632,544  /  327,548)                                             $11.09
                                                                        ======
----------------------
(a) Also cost for Federal income tax purposes. The gross unrealized appreciation on a tax basis is $12,039,729.

(b) Rates shown are the rates as of September 30, 2002.

(c) Securities, or a portion thereof, pledged as collateral with a value of $567,290 on 25 short U.S. Treasury Bonds futures contracts expiring December 2002. The value of such contracts on September 30, 2002 was $2,856,250 with an unrealized loss of $114,453.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2002, the fund held 5.3% of its net assets in securities restricted as to resale.

(e) Rates shown are the rates as of September 30, 2002, and maturities shown are the longer of the next readjustment date or the date the principal owed can be recovered through demand.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----
  24

                                 BLACKROCK FUNDS
-------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                       DELAWARE TAX-FREE INCOME PORTFOLIO

                                                     PAR
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS -- 87.3%
DELAWARE -- 62.2%
   Delaware Econ. Dev. Auth. Rev., Del.
     Tech. Pk. Univ. Del. Prj., Ser. 00
     6.00%                       02/01/21          $ 1,000        $  1,158,920
   Delaware River & Bay Auth. Rev.,
     Ser. 96
     6.00%                    01/05-01/06            2,620           2,895,859
   Delaware St. Econ. Dev. Auth. Poll. Ctrl.
     Rev., Delmarva Pwr. Prj., Ser 02B
     5.20%                       02/01/19            1,000           1,078,860
   Delaware St. Econ. Dev. Auth. Rev.,
     First Mtg. Gilpin ACA CBI Prj.,
     Ser. 98
     5.63%                       07/01/19            2,000           2,108,380
   Delaware St. Econ. Dev. Auth. Rev.,
     Ser. 00 AMT
     5.65%                       07/01/28            3,850           4,271,922
   Delaware St. Econ. Dev. Auth. Rev.,
     United Wtr. Delaware, Inc. Prj.,
     Ser. 95 AMT
     6.20%                       06/01/25            2,000           2,211,900
   Delaware St. Econ. Dev. Auth. Rev.,
    Wtr. Dev. Prj., Ser. 92B
     6.45%                       12/01/07            1,165           1,370,413
   Delaware St. Hlth. Fac. Auth. Rev., Med.
     Ctr. of Delaware Prj., Ser. 92
     6.25%                       10/01/05            1,875           2,117,175
   Delaware St. Hlth. Fac. Auth. Rev., Med.
     Ctr. of Delaware Prj., Unrefunded
     Ser. 92
     6.25%                       10/01/04            1,885           2,059,118
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 92C
     7.38%                       01/01/15            2,000           2,051,580
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 01A
     5.40%                       07/01/24            4,000           4,106,360
   Delaware St. Hsg. Auth. Rev., Sr.
     Single Fam. Mtg. Prj., Ser. 00 AMT
     5.90%                       07/01/20            2,845           3,011,233
   Delaware St. Hsg. Auth. Rev., Sr.
     Single Fam. Mtg. Prj., Ser. 02A AMT
     5.40%                       01/01/34            3,000           3,088,200
   Delaware St. Realty Transfer Tax Rev.,
     Land & Wtr. Consv. Tr. Fd. Prj.,
     Ser. 93
     5.75%                       04/01/03            1,500           1,532,565
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Prerefunded Ser. 94
     6.10%                       07/01/04            1,000           1,099,660
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 92
     5.40%                       07/01/03            1,000           1,028,820
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 93
     5.10%(c)                    07/01/04            1,500           1,589,385
     5.50%                       07/01/08            1,000           1,045,940
   Dover Elec. Rev., Ser. 93
     6.00%                       07/01/07              500             514,995
   New Castle Cnty. G.O., Ser. 91
     6.30%                       10/15/02            1,000           1,001,570
     6.50%                    10/04-10/05            2,000           2,029,580
   Sussex Cnty. G.O., Prerefunded Ser. 93
     5.60%                       10/15/08            3,000           3,120,630
   Sussex Cnty. G.O., Ser. 93
     5.70%                       10/15/12            3,500           3,640,280

                                                 PAR/SHARES
                                 MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
DELAWARE (CONTINUED)
   Wilmington Pk. Auth. Gtd. Pk. Rev.,
     Ser. 92A
     6.00%                       09/15/06          $    25        $     25,586
   Wilmington Pk. Auth. Gtd. Pk. Rev.,
     Ser. 02
     5.25%                    09/14-09/15            2,965           3,446,464
                                                                  ------------
                                                                    51,605,395
                                                                  ------------
PUERTO RICO -- 25.1%
   Puerto Rico Cmwlth. G.O., Ref. Ser. 02
     5.50%                       07/01/11            3,000           3,545,100
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00A
     15.29%(b)                   10/01/16              400             610,176
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00B
     15.79%(b)                   10/01/17              500             778,480
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00C
     15.79%(b)                   10/01/18              500             763,580
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00D
     15.79%(b)                   10/01/19              650             979,186
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00E
     15.79%(b)                   10/01/20              250             371,450
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00F
     15.29%(b)                   10/01/24              250             341,960
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 98A
     5.38%                       06/01/14               50              59,121
   Puerto Rico Pub. Fin. Corp. RITES,
     Ser. 98
     10.03%(b)                   06/01/12            5,000           7,200,750
   Puerto Rico Pub. Fin. Corp. RITES,
     Ser. 99
     11.52%(b)                   06/01/14            4,025           6,122,830
                                                                  ------------
                                                                    20,772,633
                                                                  ------------
TOTAL MUNICIPAL BONDS
   (Cost $64,459,358)                                               72,378,028
                                                                  ------------
CUMULATIVE PREFERRED STOCK -- 7.9%
   Charter Mac Equity Issue Tr.
     6.63%(d)                    06/30/09            1,000           1,066,020
     7.60%(d)                    11/30/10            1,000           1,114,880
   MuniMae TE Bond Subs., LLC
     6.88%(d)                    06/30/09            2,000           2,166,980
     7.75%(d)                    11/01/10            2,000           2,218,640
                                                                  ------------
TOTAL CUMULATIVE PREFERRED STOCK
   (Cost $5,948,601)                                                 6,566,520
                                                                  ------------
SHORT TERM INVESTMENTS -- 3.0%
   Jefferson Cnty., AL, G.O. Warrants, Ser. 01B
     2.05%(e)                    10/01/02            1,300           1,300,000
   Wilmington Trust Tax-Free Money
     Market Fund                                     1,196           1,196,177
                                                                  ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $2,496,177)                                                 2,496,177
                                                                  ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (CONCLUDED)


AS OF SEPTEMBER 30, 2002                                             VALUE
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $72,904,136(a))                             98.2%        $ 81,440,725
                                                                  ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES                                     1.8%           1,460,029
                                                    ------        ------------
NET ASSETS (Applicable to 6,785,435
   Institutional shares, 484,543 Investor
   A shares, 296,997 Investor B shares and
   298,810 Investor C shares outstanding)           100.0%         $82,900,754
                                                     =====          ===========
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL AND
   INVESTOR A SHARE
   ($76,621,982  /  7,269,978)                                          $10.54
                                                                        ======
OFFERING PRICE PER
   INSTITUTIONAL SHARE                                                  $10.54
                                                                        ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.54  /  0.960)                                                   $10.98
                                                                        ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($3,129,888  /  296,997)                                             $10.54
                                                                        ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($3,148,884  /  298,810)                                             $10.54
                                                                        ======

---------------
(a) Cost for Federal income tax purposes is $72,967,076. The gross unrealized appreciation on a tax basis is $8,473,649.

(b) Rates shown are the rates as of September 30, 2002.

(c) Securities, or a portion thereof, pledged as collateral with a value of $317,802 on 19 short U.S. Treasury Bonds futures contracts expiring December 2002. The value of such contracts on September 30, 2002 was $2,170,750 with an unrealized loss of $86,984.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2002, the fund held 8.0% of its net assets in securities restricted as to resale.

(e) Rates shown are the rates as of September 30, 2002, and maturities shown are the longer of the next readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----
  26

                                 BLACKROCK FUNDS
------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                       KENTUCKY TAX-FREE INCOME PORTFOLIO


                                                     PAR
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS -- 84.3%
KENTUCKY -- 67.6%
   Ashland Env. Imp. Rev., Allied
     Chemical Corp. Prj., Ser. 78
     5.80%                       03/01/03          $    70        $     71,271
   Ashland Poll. Ctl. Rev., Ashland, Inc.
     Prj., Ser. 99
     5.70%                       11/01/09            3,500           3,712,835
   Boone Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 00B
     5.38%                       08/01/20            2,500           2,713,900
   Bowling Green Sch. Dist. Fin. Corp.
     Rev., Ser. 00
     5.75%                    01/18-01/20            2,185           2,482,603
   Christian Cnty. Hosp. Rev., Jennie
     Stuart Med. Ctr. Prj., Ser. 97A
     5.25%                       07/01/03              350             355,400
   Danville Multi-City Lease Rev.,
     Owensboro Riverpark Prj.,
     Prerefunded Ser. 93B
     5.45%                       07/01/03            1,800           1,890,090
     5.55%                       07/01/03            1,000           1,050,780
   Frankfort Elec. & Wtr. Plant Bd. Rev.,
     Ser. 99
     5.60%                       12/01/19            1,045           1,155,342
   Grayson Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 95B
     5.95%                       01/01/08            1,290           1,413,582
   Hardin Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 00
     5.50%                       02/01/16            1,675           1,871,679
   Henderson Elec. Light & Pwr. Rev.,
     Ser. 73
     5.70%                       03/01/03              265             266,020
   Hopkins Cnty. G.O., Detention Fac.
     Prj., Ser. 00
     5.75%                       02/01/20            1,800           2,044,872
   Jefferson Cnty. Corp. Rev., Cap. Imp.
     Prj., Ser. 93A
     5.75%                       08/15/04            1,275           1,319,294
     5.90%                       08/15/05            1,000           1,035,250
     6.10%                       08/15/07            2,500           2,584,625
   Jefferson Cnty. Multi-Family Hsg. Rev.,
     Taylorsville Rd. Prj., Ser. 93A
     5.75%                       06/01/23            3,860           3,864,902
   Jefferson Cnty. Multi-Family Hsg. Rev.,
     Whipps Mill Prj., Ser. 93A
     5.88%(b)                    06/01/04            2,250           2,260,238
   Jefferson Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Ser. 99A
     5.25%                       01/01/14            2,000           2,214,200
   Kenton Cnty. Arpt. Brd. Arpt. Rev.,
     Delta Airlines Prj., Ser. 92A AMT
     7.50%                       02/01/20            1,400           1,190,140
   Kenton Cnty. Arpt. Rev., Cincinnati
     Northern Kentucky Prj.,
     Ser. 97A AMT
     5.95%                       03/01/07            1,730           1,955,367
     6.30%                       03/01/15            1,000           1,139,050
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 96D
     5.80%                       07/01/13            3,350           3,568,152
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 96E AMT
     6.30%                       01/01/28            1,430           1,501,328
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 01F AMT
     5.45%                       01/01/32            3,000           3,081,600



                                                     PAR
                                 MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 55, Ref. Ser. 93
     4.60%(c)                    09/01/03          $ 3,000        $  3,084,630
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 65, Prerefunded Ser. 00
     5.95%                       02/01/10            2,325           2,776,445
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rev., Revitalization Prj., Ref. Ser. 95
     6.50%                       07/01/08            3,000           3,597,390
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rev., Revitalization Prj., Ref. Ser. 01A
     5.50%                       07/01/15            1,000           1,171,520
   Lexington Ctr. Corp. Mtg. Rev., Ser. 93A
     5.20%                       10/01/04            1,790           1,830,275
   Lexington-Fayette Urban Cnty. Govt.
     G.O., Ser. 00A
     5.75%                       02/01/20            1,500           1,704,060
   Lexington-Fayette Urban Cnty. Govt.
     Pub. Fac. Corp. Mtg. Rev., Ref.
     Ser. 93
     4.50%                       02/01/06            2,100           2,207,016
   Lexington-Fayette Urban Cnty. Govt.
     Rev., Univ. of Kentucky Alumni
     Assoc., Inc. Prj., Prerefunded Ser. 94
     6.50%                       11/01/04              660             740,045
   Lexington-Fayette Urban Cnty. Govt.
     Swr. Sys. Rev., Ser. 01A
     5.00%                    07/20-07/21            3,775           3,978,559
   Louisville & Jefferson Cnty. Met. Swr.
     & Drain Sys. Rev., Ser. 97A
     6.25%                       05/15/26            1,015           1,172,640
   Louisville & Jefferson Cnty. Met. Swr.
     & Drain Sys. Rev., Ser. 99A
     5.75%                       05/15/33            3,750           4,186,013
   Louisville & Jefferson Cnty. Met. Swr.
     Dist. Rev., Ser. 93
     5.30%                       05/15/10            2,000           2,081,880
   Louisville & Jefferson Cnty. Regl. Arpt.
     Auth. Arpt. Sys. Rev., Ser. 97A AMT
     5.75%                       07/01/03            1,070           1,102,378
   Louisville & Jefferson Cnty. Regl. Arpt.
     Auth. Arpt. Sys. Rev., Ser. 01A AMT
     5.75%                       07/01/15            1,755           1,989,257
   Louisville & Jefferson Cnty. Regl. Arpt.
     Auth. Spec. Fac. Rev., Ser. 99 AMT
     5.50%                       03/01/19            4,285           4,176,375
   Louisville Wtrwks. Brd. Wtr. Sys. Rev.,
     Louisville Wtr. Co. Prj., Ser. 00
     5.25%                       11/15/16            2,590           2,842,499
   McCracken Cnty. Hosp. Rev., Mercy
     Hlth. Sys. Prj., Ser. 94A
     6.10%                       11/01/04              400             434,832
   Univ. of Kentucky Rev., Cons. Edl.
     Bldg. Prj., Prerefunded Ser. 92N
     6.00%                       11/01/02            2,680           2,743,489
   Univ. of Kentucky Rev., Cons. Edl.
     Bldg. Prj., Ser. 94
     4.60%                       05/01/07            2,540           2,676,931
   Univ. of Kentucky Rev., Ref. Ser. 93A
     5.30%                       08/01/03            1,765           1,819,186
     5.40%                       08/01/04              750             774,278
   Univ. of Louisville Rev., Cons. Edl.
     Bldg. Prj., Ser. 92H
     5.88%                       05/01/11            1,150           1,176,565


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                                                                           -----

                                 BLACKROCK FUNDS
-------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                 PAR/SHARES
AS OF SEPTEMBER 30, 2002         MATURITY           (000)             VALUE
                                 --------          -------        ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Univ. of Louisville Rev., Cons. Edl.
     Bldg. Prj., Ser. 93J
     5.00%                       05/01/06          $ 2,000        $  2,074,040
   Winchester Util. Rev., Ser. 93
     5.45%                       07/01/10            1,500           1,560,105
                                                                  ------------
                                                                    96,642,928
                                                                  ------------
PUERTO RICO -- 16.7%
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 00C
     6.00%                       07/01/29            5,000           5,754,500
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00A
     15.29%(b)                   10/01/16              400             610,176
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00B
     15.79%(b)                   10/01/17              500             778,480
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00C
     15.79%(b)                   10/01/18              500             763,580
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00D
     15.79%(b)                   10/01/19              650             979,186
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00E
     15.79%(b)                   10/01/20              250             371,450
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00F
     15.29%(b)                   10/01/24              250             341,960
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. RITES PA-569, Ser. 99
     10.81%(b)                   07/01/12            1,335           1,728,491
   Puerto Rico Cmwlth. Pub. Imp. G.O.,
     Prerefunded Ser. 00
     5.75%                       07/01/10            6,000           7,118,700
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 02E
     5.50%                       08/01/29            5,000           5,440,700
                                                                  ------------
                                                                    23,887,223
                                                                  ------------
TOTAL MUNICIPAL BONDS
   (Cost $109,290,113)                                             120,530,151
                                                                  ------------
CUMULATIVE PREFERRED STOCK -- 8.4%
   Charter Mac Equity Issue Tr.
     6.63%(d)                    06/30/09            1,000           1,066,020
     7.60%(d)                    11/30/10            4,000           4,459,520
   MuniMae TE Bond Subs., LLC
     6.88%(d)                    06/30/09            4,000           4,333,960
     7.75%(d)                    11/01/10            2,000           2,218,640
                                                                  ------------
TOTAL CUMULATIVE PREFERRED STOCK
   (Cost $10,963,959)                                               12,078,140
                                                                  ------------
SHORT TERM INVESTMENTS -- 6.1%
   Jefferson Cnty., AL, G.O. Warrants,
     Ser. 01B
     2.05%(e)                    10/01/02            6,200           6,200,000
   Wilmington Trust Tax-Free Money
     Market Fund                                     2,502           2,502,001
                                                                  ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $8,702,001)                                                 8,702,001
                                                                  ------------




                                                                      VALUE
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $128,956,073(a))                            98.8%        $141,310,292

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                     1.2%           1,678,886
                                                    ------        ------------

NET ASSETS (Applicable to 13,604,263
   Institutional shares, 9,161 Service
   shares, 361,598 Investor A shares,
   231,262 Investor B shares and 103,474
   Investor C shares outstanding)                   100.0%        $142,989,178
                                                    =====         ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL AND SERVICE SHARE
   ($136,029,863  /  13,613,424)                                         $9.99
                                                                         =====
NET ASSET VALUE AND REDEMPTION
   PRICE PER INVESTOR A SHARE
   ($3,612,448  /  361,598)                                              $9.99
                                                                         =====
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($9.99  /  0.960)                                                    $10.41
                                                                        ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($2,310,556 / 231,262)                                                $9.99
                                                                         =====

NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($1,036,311  /  103,474)                                             $10.02
                                                                        ======

----------------------
(a) Cost for Federal income tax purposes is $128,983,790. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                $12,640,359
      Gross unrealized depreciation                                   (313,857)
                                                                   -----------
                                                                   $12,326,502
                                                                   ===========

(b) Rates shown are the rates as of September 30, 2002.

(c) Securities, or a portion thereof, pledged as collateral with a value of $565,213 on 55 short U.S. Treasury Bonds futures contracts expiring December 2002. The value of such contracts on September 30, 2002 was $6,283,750 with an unrealized loss of $251,797.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2002, the fund held 8.5% of its net assets in securities restricted as to resale.

(e) Rates shown are the rates as of September 30, 2002, and maturities shown are the longer of the next readjustment date or the date the principal owed can be recovered through demand.


    -------------------------------------------------------------------------
                            INVESTMENT ABBREVIATIONS

            AMT      Alternative Minimum Tax
            COP      Certificates of Participation
            G.O.     General Obligations
            RITES    Residual Interest Tax-Exempt Security - Note A
            S.O.     Special Obligations
    -------------------------------------------------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----
  28

                                 BLACKROCK FUNDS
-------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS

                                                         PENNSYLVANIA     NEW JERSEY         OHIO        DELAWARE        KENTUCKY
                                           TAX-FREE        TAX-FREE        TAX-FREE        TAX-FREE      TAX-FREE        TAX-FREE
                                            INCOME          INCOME          INCOME          INCOME        INCOME          INCOME
FOR THE YEAR ENDED SEPTEMBER 30, 2002      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO       PORTFOLIO
                                          -----------     ------------    -----------     -----------   -----------     -----------
Investment income:
   Interest ...........................   $20,676,236     $ 52,015,160    $ 8,982,185     $ 6,101,742   $ 4,982,140     $ 8,177,991
                                          -----------     ------------    -----------     -----------   -----------     -----------
Expenses:
   Investment advisory fee ............     1,837,988        4,780,129        783,015         557,499       453,883         798,244
   Administration fee .................       845,474        2,107,654        360,188         256,449       189,806         333,811
   Custodian fee ......................        61,750          128,611         27,674          22,390        17,309          27,514
   Transfer agent fee .................       124,400          339,499         57,433          46,470        31,442          48,040
   Shareholder servicing fees .........        46,417          178,832         54,300          43,956        21,112          14,341
   Shareholder processing fees ........        30,047          111,583         42,872          26,445        12,681           8,659
   Distribution fees ..................        63,834          216,545         55,656          61,921        31,201          17,237
   Legal and audit ....................        13,685           43,749          4,817           3,297         5,627          12,233
   Printing ...........................        37,611          109,018         16,142           9,193        13,859          16,859
   Registration fees and
     expenses .........................        35,653           19,834         16,270          13,013        11,299          12,832
   Trustees' fees .....................         8,389           21,492          3,379           2,224         1,791           3,236
   Other ..............................        35,094           61,477         16,092           9,113        11,763          18,994
                                          -----------     ------------    -----------     -----------   -----------     -----------
                                            3,140,342        8,118,423      1,437,838       1,051,970       801,773       1,312,000
   Less fees waived ...................      (783,020)      (1,816,462)      (337,400)       (238,432)     (153,209)       (251,834)
                                          -----------     ------------    -----------     -----------   -----------     -----------
        Total operating expenses ......     2,357,322        6,301,961      1,100,438         813,538       648,564       1,060,166
                                          -----------     ------------    -----------     -----------   -----------     -----------
Net investment income .................    18,318,914       45,713,199      7,881,747       5,288,204     4,333,576       7,117,825
                                          -----------     ------------    -----------     -----------   -----------     -----------
Realized and unrealized gain
   (loss) on investments:
   Net realized gain (loss) from:
     Investment transactions ..........     2,691,643          689,022        197,942          53,093       162,092          88,645
     Futures contracts ................    (4,990,317)     (12,814,055)    (2,902,927)     (1,697,882)   (1,206,996)     (2,754,810)
     Swap contracts ...................      (841,183)      (1,472,979)       164,697         109,798        91,498         164,697
                                          -----------     ------------    -----------     -----------   -----------     -----------
                                           (3,139,857)     (13,598,012)    (2,540,288)     (1,534,991)     (953,406)     (2,501,468)
                                          -----------     ------------    -----------     -----------   -----------     -----------

Changes in unrealized
   appreciation (depreciation) from:
     Investments ......................     3,805,164       29,147,453      6,621,356       5,504,483     3,468,950       3,674,007
     Futures contracts ................      (429,991)      (1,193,912)      (210,421)       (153,620)     (126,175)       (251,589)
                                          -----------     ------------    -----------     -----------   -----------     -----------
                                            3,375,173       27,953,541      6,410,935       5,350,863     3,342,775       3,422,418
                                          -----------     ------------    -----------     -----------   -----------     -----------
Net gain on investments ...............       235,316       14,355,529      3,870,647       3,815,872     2,389,369         920,950
                                          -----------     ------------    -----------     -----------   -----------     -----------
Net increase in net assets
   resulting from operations ..........   $18,554,230     $ 60,068,728    $11,752,394     $ 9,104,076   $ 6,722,945     $ 8,038,775
                                          ===========     ============    ===========     ===========   ===========     ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                           ----

                                 BLACKROCK FUNDS


                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                           TAX-FREE                      PENNSYLVANIA TAX-FREE
                                                                       INCOME PORTFOLIO                    INCOME PORTFOLIO
                                                                ------------------------------     --------------------------------
                                                                  FOR THE           FOR THE          FOR THE             FOR THE
                                                                 YEAR ENDED        YEAR ENDED       YEAR ENDED          YEAR ENDED
                                                                  9/30/02           9/30/01          9/30/02             9/30/01 1
                                                                ------------      ------------     ------------        ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................      $ 18,318,914      $ 17,746,753     $ 45,713,199        $ 48,740,788
    Net realized gain (loss) on investments,
      futures contracts and swap contracts ...............        (3,139,857)        1,006,377      (13,598,012)         (8,809,455)
    Net unrealized gain on investments and
      futures contracts ..................................         3,375,173        14,095,715       27,953,541          39,910,357
                                                                ------------      ------------     ------------        ------------
    Net increase in net assets resulting
      from operations ....................................        18,554,230        32,848,845       60,068,728          79,841,690
                                                                ------------      ------------     ------------        ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..................................       (17,246,951)      (17,467,075)     (42,225,052)        (46,862,859)
    Service Class ........................................          (171,370)         (254,220)        (321,393)           (515,769)
    Investor A Class .....................................          (354,266)         (444,041)      (1,670,777)         (1,670,168)
    Investor B Class .....................................          (207,540)         (148,369)        (970,717)           (945,948)
    Investor C Class .....................................          (109,508)          (87,884)         (57,779)            (23,215)
                                                                ------------      ------------     ------------        ------------
    Total distributions from net investment income .......       (18,089,635)      (18,401,589)     (45,245,718)        (50,017,959)
                                                                ------------      ------------     ------------        ------------
Capital share transactions ...............................        10,278,184        19,302,135      (27,821,243)         (3,511,524)
                                                                ------------      ------------     ------------        ------------
    Total increase (decrease) in net assets ..............        10,742,779        33,749,391      (12,998,233)         26,312,207
                                                                ------------      ------------     ------------        ------------
Net assets:
    Beginning of period ..................................       369,999,133       336,249,742      976,378,503         950,066,296
                                                                ------------      ------------     ------------        ------------
    End of period ........................................      $380,741,912      $369,999,133     $963,380,270        $976,378,503
                                                                ============      ============     ============        ============




                                                                      NEW JERSEY TAX-FREE                  OHIO TAX-FREE
                                                                       INCOME PORTFOLIO                  INCOME PORTFOLIO
                                                                -----------------------------      ---------------------------
                                                                  FOR THE          FOR THE          FOR THE         FOR THE
                                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                  9/30/02          9/30/01          9/30/02         9/30/01
                                                                ------------      -----------      -----------     -----------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................      $  7,881,747     $  7,836,013     $  5,288,204    $  5,239,565
    Net realized gain (loss) on investments,
      futures contracts and swap contracts ...............        (2,540,288)         612,559       (1,534,991)        733,185
    Net unrealized gain on investments and
      futures contracts ..................................         6,410,935        6,366,787        5,350,863       4,522,342
                                                                ------------     ------------     ------------    ------------
    Net increase in net assets resulting
      from operations ....................................        11,752,394       14,815,359        9,104,076      10,495,092
                                                                ------------     ------------     ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..................................        (6,763,154)      (6,737,952)      (5,095,449)     (4,822,565)
    Service Class ........................................          (855,028)        (853,743)          (6,166)         (1,976)
    Investor A Class .....................................          (193,284)        (116,271)        (460,997)       (173,567)
    Investor B Class .....................................          (280,470)        (115,087)        (246,116)       (106,649)
    Investor C Class .....................................           (19,231)          (1,540)         (97,815)        (18,980)
                                                                ------------     ------------     ------------    ------------
    Total distributions from net investment income .......        (8,111,167)      (7,824,593)      (5,906,543)     (5,123,737)
                                                                ------------     ------------     ------------    ------------
Capital share transactions ...............................         3,165,654       (4,227,046)      20,406,772       1,562,687
                                                                ------------     ------------     ------------    ------------
    Total increase (decrease) in net assets ..............         6,806,881        2,763,720       23,604,305       6,934,042
                                                                ------------     ------------     ------------    ------------
Net assets:
    Beginning of period ..................................       155,236,366      152,472,646      101,533,679      94,599,637
                                                                ------------     ------------     ------------    ------------
    End of period ........................................      $162,043,247     $155,236,366     $125,137,984    $101,533,679
                                                                ============     ============     ============    ============





                                                                      DELAWARE TAX-FREE               KENTUCKY TAX-FREE
                                                                      INCOME PORTFOLIO                INCOME PORTFOLIO
                                                                ---------------------------     ----------------------------
                                                                  FOR THE         FOR THE          FOR THE         FOR THE
                                                                 YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                  9/30/02         9/30/01          9/30/02         9/30/01
                                                                -----------    ------------     ------------    ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................      $ 4,333,576    $  4,607,280     $  7,117,825    $  7,880,647
    Net realized gain (loss) on investments,
      futures contracts and swap contracts ...............         (953,406)        508,329       (2,501,468)      1,112,577
    Net unrealized gain on investments and
      futures contracts ..................................        3,342,775       3,984,528        3,422,418       4,408,247
                                                                -----------    ------------     ------------    ------------
    Net increase in net assets resulting
      from operations ....................................        6,722,945       9,100,137        8,038,775      13,401,471
                                                                -----------    ------------     ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..................................       (3,796,962)     (3,877,487)      (7,206,558)     (7,695,610)
    Service Class ........................................           (1,066)             (3)          (4,400)         (4,298)
    Investor A Class .....................................         (200,438)       (148,826)        (160,100)       (119,449)
    Investor B Class .....................................         (103,334)        (71,034)         (67,884)        (22,025)
    Investor C Class .....................................          (59,950)        (14,661)         (21,639)         (5,028)
                                                                -----------    ------------     ------------    ------------
    Total distributions from net investment income .......       (4,161,750)     (4,112,011)      (7,460,581)     (7,846,410)
                                                                -----------    ------------     ------------    ------------
Capital share transactions ...............................       (6,642,805)    (18,751,632)      (8,727,826)     (9,183,861)
                                                                -----------    ------------     ------------    ------------
    Total increase (decrease) in net assets ..............       (4,081,610)    (13,763,506)      (8,149,632)     (3,628,800)
                                                                -----------    ------------     ------------    ------------
Net assets:
    Beginning of period ..................................       86,982,364     100,745,870      151,138,810     154,767,610
                                                                -----------    ------------     ------------    ------------
    End of period ........................................      $82,900,754    $ 86,982,364     $142,989,178    $151,138,810
                                                                ===========    ============     ============    ============

---------------------
1  Prior year amounts were reclassified to conform to current year presentation.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----
30-31

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      NET                   NET GAIN                                  NET
                                     ASSET                 (LOSS) ON   DISTRIBUTIONS DISTRIBUTIONS   ASSET
                                     VALUE      NET        INVESTMENTS    FROM NET      FROM NET     VALUE
                                   BEGINNING INVESTMENT  (BOTH REALIZED  INVESTMENT     REALIZED     END OF
                                   OF PERIOD   INCOME    AND UNREALIZED)   INCOME         GAINS      PERIOD
-------------------------------------------------------------------------------------------------------------------
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
9/30/02                              $11.38     $0.57        $(0.01)        $(0.56)    $     --      $11.38
9/30/01                               10.92      0.57          0.48          (0.59)          --       11.38
9/30/00                               10.96      0.57         (0.07)         (0.54)          --       10.92
9/30/99                               11.73      0.52         (0.71)         (0.52)       (0.06)      10.96
9/30/98                               11.34      0.54          0.44          (0.54)       (0.05)      11.73

SERVICE CLASS
9/30/02                              $11.38     $0.54        $(0.01)        $(0.53)    $     --      $11.38
9/30/01                               10.92      0.54          0.47          (0.55)          --       11.38
9/30/00                               10.96      0.54         (0.07)         (0.51)          --       10.92
9/30/99                               11.73      0.49         (0.71)         (0.49)       (0.06)      10.96
9/30/98                               11.34      0.38          0.56          (0.50)       (0.05)      11.73

INVESTOR A CLASS
9/30/02                              $11.38     $0.52        $(0.01)        $(0.51)    $     --      $11.38
9/30/01                               10.92      0.52          0.48          (0.54)          --       11.38
9/30/00                               10.96      0.51         (0.06)         (0.49)          --       10.92
9/30/99                               11.73      0.47         (0.71)         (0.47)       (0.06)      10.96
9/30/98                               11.34      0.47          0.45          (0.48)       (0.05)      11.73

INVESTOR B CLASS
9/30/02                              $11.38     $0.43        $(0.01)        $(0.42)    $     --      $11.38
9/30/01                               10.92      0.42          0.49          (0.45)          --       11.38
9/30/00                               10.96      0.44         (0.07)         (0.41)          --       10.92
9/30/99                               11.73      0.38         (0.71)         (0.38)       (0.06)      10.96
9/30/98                               11.34      0.40          0.44          (0.40)       (0.05)      11.73

INVESTOR C CLASS
9/30/02                              $11.38     $0.43        $(0.01)        $(0.42)    $     --      $11.38
9/30/01                               10.93      0.41          0.49          (0.45)          --       11.38
9/30/00                               10.96      0.46         (0.08)         (0.41)          --       10.93
9/30/99                               11.73      0.38         (0.71)         (0.38)       (0.06)      10.96
9/30/98                               11.34      0.36          0.48          (0.40)       (0.05)      11.73

--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/02                              $10.89     $0.53        $ 0.16         $(0.52)    $     --      $11.06
9/30/01                               10.56      0.55          0.34          (0.56)          --       10.89
9/30/00                               10.52      0.54          0.02          (0.52)          --       10.56
9/30/99                               11.15      0.51         (0.59)         (0.52)       (0.03)      10.52
9/30/98                               10.77      0.52          0.38          (0.52)          --       11.15

SERVICE CLASS
9/30/02                              $10.88     $0.50        $ 0.16         $(0.49)    $     --      $11.05
9/30/01                               10.55      0.52          0.34          (0.53)          --       10.88
9/30/00                               10.52      0.51          0.01          (0.49)          --       10.55
9/30/99                               11.15      0.47         (0.59)         (0.48)       (0.03)      10.52
9/30/98                               10.77      0.47          0.39          (0.48)          --       11.15

INVESTOR A CLASS
9/30/02                              $10.89     $0.48        $ 0.16         $(0.47)    $     --      $11.06
9/30/01                               10.56      0.49          0.35          (0.51)          --       10.89
9/30/00                               10.52      0.49          0.02          (0.47)          --       10.56
9/30/99                               11.15      0.46         (0.59)         (0.47)       (0.03)      10.52
9/30/98                               10.77      0.45          0.40          (0.47)          --       11.15

INVESTOR B CLASS
9/30/02                              $10.81     $0.40        $ 0.16         $(0.39)    $     --      $10.98
9/30/01                               10.48      0.42          0.34          (0.43)          --       10.81
9/30/00                               10.44      0.42          0.02          (0.40)          --       10.48
9/30/99                               11.15      0.38         (0.62)         (0.44)       (0.03)      10.44
9/30/98                               10.77      0.39          0.41          (0.42)          --       11.15




                                                                                                          RATIO OF NET
                                            NET                    RATIO OF EXPENSES                    INVESTMENT INCOME
                                          ASSETS      RATIO OF        TO AVERAGE       RATIO OF NET       TO AVERAGE
                                           END OF     EXPENSES TO      NET ASSETS     INVESTMENT INCOME    NET ASSETS      PORTFOLIO
                               TOTAL       PERIOD     AVERAGE NET      (EXCLUDING      TO AVERAGE NET      (EXCLUDING       TURNOVER
                              RETURN       (000)        ASSETS          WAIVERS)           ASSETS           WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
9/30/02                         5.08%    $  360,392      0.60%          0.81%             5.02%              4.81%              47%
9/30/01                         9.81        351,551      0.60           0.81              5.06               4.85               38
9/30/00                         4.80        318,300      0.60           0.82              5.32               5.10               43
9/30/99                        (1.68)       302,319      0.60           0.82              4.57               4.35              104
9/30/98                         8.85        285,921      0.60           0.88              4.61               4.33              100

SERVICE CLASS
9/30/02                         4.77%    $    3,103      0.90%          1.11%             4.74%              4.53%              47%
9/30/01                         9.49          3,651      0.90           1.11              4.77               4.55               38
9/30/00                         4.49          5,347      0.90           1.12              5.02               4.80               43
9/30/99                        (1.97)         5,754      0.90           1.12              4.27               4.05              104
9/30/98                         8.52          5,430      0.88           1.16              4.34               4.06              100

INVESTOR A CLASS
9/30/02                         4.59% 3  $    8,179      1.07%          1.29%             4.55%              4.34%              47%
9/30/01                         9.30 3        7,309      1.07           1.28              4.61               4.39               38
9/30/00                         4.31 3        8,751      1.07           1.29              4.85               4.63               43
9/30/99                        (2.14) 3       6,591      1.07           1.29              4.10               3.88              104
9/30/98                         8.34 3        6,440      1.05           1.33              4.17               3.89              100

INVESTOR B CLASS
9/30/02                         3.81% 4  $    6,211      1.82%          2.03%             3.80%              3.59%              47%
9/30/01                         8.49 4        4,884      1.81           2.02              3.82               3.60               38
9/30/00                         3.54 4        2,723      1.82           2.04              4.09               3.87               43
9/30/99                        (2.87) 4       3,434      1.82           2.04              3.35               3.13              104
9/30/98                         7.53 4        2,034      1.79           2.07              3.39               3.11              100

INVESTOR C CLASS
9/30/02                         3.81% 4  $    2,857      1.82%          2.03%             3.82%              3.61%              47%
9/30/01                         8.39 4        2,604      1.81           2.02              3.80               3.59               38
9/30/00                         3.63 4        1,129      1.82           2.04              4.13               3.91               43
9/30/99                        (2.87) 4       2,868      1.82           2.04              3.35               3.13              104
9/30/98                         7.53 4        1,024      1.70           1.98              3.19               2.91              100

--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/02                         6.53%    $  890,070      0.60%          0.79%             4.84%              4.65%              22%
9/30/01                         8.65        903,225      0.60           0.79              5.10               4.91               13
9/30/00                         5.50        884,678      0.60           0.79              5.19               5.00               31
9/30/99                        (0.82)       994,381      0.60           0.79              4.67               4.48               28
9/30/98                         8.51      1,054,070      0.58           0.82              4.66               4.42               43

SERVICE CLASS
9/30/02                         6.22%    $    6,005      0.90%          1.09%             4.56%              4.37%              22%
9/30/01                         8.33          6,911      0.90           1.09              4.81               4.62               13
9/30/00                         5.09         12,646      0.90           1.09              4.90               4.71               31
9/30/99                        (1.11)        14,132      0.90           1.09              4.37               4.18               28
9/30/98                         8.19         20,669      0.86           1.10              4.39               4.15               43

INVESTOR A CLASS
9/30/02                         6.04% 3  $   37,344      1.08%          1.27%             4.38%              4.19%              22%
9/30/01                         8.14 3       39,306      1.07           1.26              4.62               4.43               13
9/30/00                         5.03 3       30,770      1.07           1.26              4.74               4.55               31
9/30/99                        (1.25) 3      36,634      1.04           1.23              4.23               4.04               28
9/30/98                         8.04 3       34,712      1.01           1.25              4.25               4.01               43

INVESTOR B CLASS
9/30/02                         5.28% 4  $   28,346      1.82%          2.02%             3.65%              3.46%              22%
9/30/01                         7.40 4       26,062      1.82           2.01              3.90               3.72               13
9/30/00                         4.33 4       21,584      1.82           2.01              4.01               3.82               31
9/30/99                        (2.21) 4      23,602      1.82           2.00              3.45               3.26               28
9/30/98                         7.56 4       17,601      1.78           2.02              3.46               3.22               43


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----
32-33

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                     NET                    NET GAIN                                  NET
                                     ASSET                  (LOSS) ON   DISTRIBUTIONS DISTRIBUTIONS  ASSET
                                     VALUE      NET        INVESTMENTS    FROM NET      FROM NET    VALUE
                                   BEGINNING INVESTMENT  (BOTH REALIZED  INVESTMENT     REALIZED    END OF     TOTAL
                                   OF PERIOD   INCOME    AND UNREALIZED)   INCOME         GAINS     PERIOD     RETURN
-------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/02                              $10.84     $0.40        $ 0.16         $(0.39)    $     --      $11.01     5.27% 4
9/30/01                               10.51      0.41          0.35          (0.43)          --       10.84     7.38 4
9/30/00                               10.48      0.42          0.01          (0.40)          --       10.51     4.32 4
9/30/99                               11.15      0.39         (0.59)         (0.44)       (0.03)      10.48    (1.93) 4
8/14/98 1 through 9/30/98             11.00      0.42          0.15          (0.42)          --       11.15     7.56 4

------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/02                              $11.83     $0.60        $ 0.29         $(0.62)    $     --      $12.10     7.82%
9/30/01                               11.31      0.60          0.52          (0.60)          --       11.83    10.07
9/30/00                               11.30      0.58         (0.02)         (0.55)          --       11.31     5.15
9/30/99                               12.07      0.54         (0.70)         (0.55)       (0.06)      11.30    (1.35)
5/4/98 1 through 9/30/98              11.71      0.23          0.36          (0.23)          --       12.07     8.38

SERVICE CLASS
9/30/02                              $11.83     $0.57        $ 0.29         $(0.59)    $     --      $12.10     7.49%
9/30/01                               11.31      0.57          0.51          (0.56)          --       11.83     9.75
9/30/00                               11.30      0.56         (0.03)         (0.52)          --       11.31     4.84
9/30/99                               12.07      0.51         (0.70)         (0.52)       (0.06)      11.30    (1.65)
9/30/98                               11.65      0.52          0.42          (0.52)          --       12.07     8.28

INVESTOR A CLASS
9/30/02                              $11.83     $0.54        $ 0.30         $(0.57)    $     --      $12.10     7.31% 3
9/30/01                               11.31      0.53          0.53          (0.54)          --       11.83     9.56 3
9/30/00                               11.30      0.53         (0.02)         (0.50)          --       11.31     4.67 3
9/30/99                               12.07      0.48         (0.69)         (0.50)       (0.06)      11.30    (1.82) 3
9/30/98                               11.65      0.50          0.42          (0.50)          --       12.07     8.10 3

INVESTOR B CLASS
9/30/02                              $11.83     $0.45        $ 0.30         $(0.48)    $     --      $12.10     6.52% 4
9/30/01                               11.31      0.43          0.54          (0.45)          --       11.83     8.75 4
9/30/00                               11.30      0.45         (0.02)         (0.42)          --       11.31     3.89 4
9/30/99                               12.07      0.40         (0.70)         (0.41)       (0.06)      11.30    (2.55) 4
9/30/98                               11.65      0.41          0.42          (0.41)          --       12.07     7.30 4

INVESTOR C CLASS
9/30/02                              $11.85     $0.44        $ 0.32         $(0.48)    $     --      $12.13     6.59% 4
2/06/01 6 through 9/30/01             11.70      0.29          0.15          (0.29)          --       11.85     3.80 4
10/1/99 through 3/3/00                11.30      0.18         (0.26)         (0.18)          --       11.04    (0.73) 4
12/9/98 1 through 9/30/99             11.98      0.32         (0.67)         (0.33)          --       11.30    (3.02) 4

------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
9/30/02                              $10.80     $0.52        $ 0.35         $(0.58)    $     --      $11.09     8.40%
9/30/01                               10.22      0.57          0.57          (0.56)          --       10.80    11.41
9/30/00                               10.19      0.54            --          (0.51)          --       10.22     5.52
9/30/99                               10.88      0.47         (0.65)         (0.47)       (0.04)      10.19    (1.38)
9/30/98                               10.50      0.48          0.37          (0.47)          --       10.88     8.56

SERVICE CLASS
9/30/02                              $10.80     $0.47        $ 0.37         $(0.55)    $     --      $11.09     8.08%
9/30/01                               10.22      0.54          0.57          (0.53)          --       10.80    11.08
9/30/00                               10.19      0.51            --          (0.48)          --       10.22     5.20
9/30/99                               10.88      0.47         (0.65)         (0.47)       (0.04)      10.19    (1.68)
9/30/98                               10.50      0.48          0.37          (0.47)          --       10.88     8.23

INVESTOR A CLASS
9/30/02                              $10.80     $0.46        $ 0.36         $(0.53)    $     --      $11.09     7.90% 3
9/30/01                               10.22      0.52          0.57          (0.51)          --       10.80    10.89 3
9/30/00                               10.19      0.49            --          (0.46)          --       10.22     5.03 3
9/30/99                               10.88      0.45         (0.65)         (0.45)       (0.04)      10.19    (1.85) 3
9/30/98                               10.50      0.45          0.38          (0.45)          --       10.88     8.05 3

INVESTOR B CLASS
9/30/02                              $10.80     $0.38        $ 0.36         $(0.45)    $     --      $11.09     7.10% 4
9/30/01                               10.22      0.42          0.59          (0.43)          --       10.80    10.08 4
9/30/00                               10.19      0.42            --          (0.39)          --       10.22     4.25 4
9/30/99                               10.88      0.37         (0.65)         (0.37)       (0.04)      10.19    (2.58) 4
9/30/98                               10.50      0.37          0.38          (0.37)          --       10.88     7.25 4


                                                                                                  RATIO OF NET
                                     NET                 RATIO OF EXPENSES                      INVESTMENT INCOME
                                    ASSETS     RATIO OF     TO AVERAGE        RATIO OF NET         TO AVERAGE
                                    END OF    EXPENSES TO   NET ASSETS      INVESTMENT INCOME      NET ASSETS        PORTFOLIO
                                    PERIOD    AVERAGE NET   (EXCLUDING       TO AVERAGE NET        (EXCLUDING        TURNOVER
                                    (000)      ASSETS        WAIVERS)            ASSETS             WAIVERS)           RATE
------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/02                          $    1,615      1.81%         2.00%             3.62%                3.43%              22%
9/30/01                                 875      1.81          2.00              3.84                 3.66               13
9/30/00                                 388      1.82          2.01              4.01                 3.82               31
9/30/99                                 907      1.82          1.97              3.45                 3.26               28
8/14/98 1 through 9/30/98               184      1.58 2        1.82 2            2.98 2               2.74 2             43

------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/02                          $  128,553      0.60%         0.82%             5.14%                4.92%              14%
9/30/01                             129,635      0.60          0.82              5.12                 4.90               28
9/30/00                             130,463      0.60          0.82              5.24                 5.02               77
9/30/99                             134,046      0.60          0.81              4.59                 4.37               43
5/4/98 1 through 9/30/98            145,708      0.60 2        0.90 2            4.67 2               4.37 2             24

SERVICE CLASS
9/30/02                          $   17,506      0.90%         1.12%             4.84%                4.62%              14%
9/30/01                              16,530      0.90          1.12              4.82                 4.60               28
9/30/00                              18,673      0.90          1.12              4.92                 4.70               77
9/30/99                              24,626      0.90          1.11              4.28                 4.07               43
9/30/98                              34,803      0.88          1.18              4.37                 4.07               24

INVESTOR A CLASS
9/30/02                          $    5,812      1.07%         1.29%             4.61%                4.39%              14%
9/30/01                               3,207      1.07          1.29              4.64                 4.42               28
9/30/00                               1,723      1.07          1.29              4.81                 4.59               77
9/30/99                               1,328      1.07          1.28              4.11                 3.90               43
9/30/98                               1,432      1.06          1.36              4.26                 3.96               24

INVESTOR B CLASS
9/30/02                          $    9,066      1.81%         2.03%             3.87%                3.66%              14%
9/30/01                               5,707      1.79          2.01              3.85                 3.64               28
9/30/00                               1,614      1.82          2.04              4.02                 3.80               77
9/30/99                               1,440      1.82          2.03              3.36                 3.15               43
9/30/98                               1,051      1.80          2.10              3.43                 3.13               24

INVESTOR C CLASS
9/30/02                          $    1,106      1.80%         2.01%             3.70%                3.49%              14%
2/06/01 6 through 9/30/01               157      1.78 2        2.00 2            3.82 2               3.62 2             28
10/1/99 through 3/3/00                   -- 5    1.82 2        2.04 2            3.90 2               3.68 2             77
12/9/98 1 through 9/30/99                19      1.82 2        2.03 2            3.36 2               3.15 2             43

------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
9/30/02                          $   96,974      0.60%         0.81%             4.89%                4.67%              28%
9/30/01                              92,047      0.60          0.84              5.42                 5.18               19
9/30/00                              89,239      0.60          0.85              5.41                 5.16               23
9/30/99                              92,455      0.60          0.81              4.75                 4.54               23
9/30/98                             101,066      0.60          0.93              4.64                 4.31               77

SERVICE CLASS
9/30/02                          $      205      0.90%         1.12%             4.54%                4.32%              28%
9/30/01                                  40      0.89          1.13              5.13                 4.89               19
9/30/00                                  38      0.90          1.15              5.09                 4.84               23
9/30/99                                 254      0.90          1.11              4.45                 4.24               23
9/30/98                                 712      0.88          1.21              4.37                 4.04               77

INVESTOR A CLASS
9/30/02                          $   15,587      1.06%         1.28%             4.32%                4.11%              28%
9/30/01                               3,674      1.07          1.31              4.97                 4.73               19
9/30/00                               3,243      1.07          1.32              4.94                 4.69               23
9/30/99                               3,036      1.07          1.28              4.28                 4.07               23
9/30/98                               2,774      1.06          1.39              4.22                 3.89               77

INVESTOR B CLASS
9/30/02                          $    8,740      1.81%         2.03%             3.60%                3.39%              28%
9/30/01                               4,277      1.80          2.04              4.20                 3.97               19
9/30/00                               1,668      1.82          2.07              4.19                 3.94               23
9/30/99                               1,426      1.82          2.03              3.53                 3.32               23
9/30/98                               1,116      1.79          2.12              3.41                 3.08               77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

-----
34-35

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     NET                    NET GAIN                                  NET
                                     ASSET                  (LOSS) ON   DISTRIBUTIONS DISTRIBUTIONS  ASSET
                                     VALUE      NET        INVESTMENTS    FROM NET      FROM NET    VALUE
                                   BEGINNING INVESTMENT  (BOTH REALIZED  INVESTMENT     REALIZED    END OF       TOTAL
                                   OF PERIOD   INCOME    AND UNREALIZED)   INCOME         GAINS     PERIOD      RETURN
-------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/02                              $10.80     $0.38        $ 0.36         $(0.45)    $     --      $11.09      7.09% 4
9/30/01                               10.22      0.41          0.60          (0.43)          --       10.80     10.08 4
9/30/00                               10.19      0.42            --          (0.39)          --       10.22      4.25 4
9/30/99                               10.88      0.37         (0.65)         (0.37)       (0.04)      10.19     (2.58) 4
8/26/98 1 through 9/30/98             10.74      0.03          0.14          (0.03)          --       10.88      1.60 4

----------------------------------
DELAWARE TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
9/30/02                              $10.20     $0.55        $ 0.31         $(0.52)    $     --      $10.54      8.75%
9/30/01                                9.68      0.50          0.46          (0.44)          --       10.20     10.16
9/30/00                                9.62      0.47          0.04          (0.45)          --        9.68      5.50
9/30/99                               10.33      0.44         (0.54)         (0.47)       (0.14)       9.62     (1.10)
5/11/98 1 through 9/30/98             10.00      0.17          0.34          (0.18)          --       10.33      5.16

SERVICE CLASS
10/01/01 through 5/02/02             $10.20     $0.29        $(0.09)        $(0.28)    $     --      $10.12      1.95%
9/30/01                                9.68      0.48          0.45          (0.41)          --       10.20      9.83
9/30/00                                9.62      0.44          0.04          (0.42)          --        9.68      5.19
9/30/99                               10.33      0.44         (0.57)         (0.44)       (0.14)       9.62     (1.40)
5/11/98 1 through 9/30/98             10.00      0.16          0.34          (0.17)          --       10.33      5.04

INVESTOR A CLASS
9/30/02                              $10.20     $0.48        $ 0.33         $(0.47)    $     --      $10.54      8.25% 3
9/30/01                                9.68      0.45          0.47          (0.40)          --       10.20      9.65 3
9/30/00                                9.62      0.43          0.04          (0.41)          --        9.68      5.01 3
9/30/99                               10.33      0.39         (0.54)         (0.42)       (0.14)       9.62     (1.57) 3
5/11/98 1 through 9/30/98             10.00      0.15          0.34          (0.16)          --       10.33      4.97 3

INVESTOR B CLASS
9/30/02                              $10.20     $0.41        $ 0.33         $(0.40)    $     --      $10.54      7.45% 4
9/30/01                                9.68      0.37          0.47          (0.32)          --       10.20      8.84 4
9/30/00                                9.62      0.35          0.05          (0.34)          --        9.68      4.23 4
9/30/99                               10.33      0.32         (0.54)         (0.35)       (0.14)       9.62     (2.31) 4
5/11/98 1 through 9/30/98             10.00      0.12          0.34          (0.13)          --       10.33      4.67 4

INVESTOR C CLASS
9/30/02                              $10.20     $0.38        $ 0.36         $(0.40)    $     --      $10.54      7.45% 4
9/30/01                                9.68      0.36          0.48          (0.32)          --       10.20      8.84 4
9/30/00                                9.62      0.35          0.05          (0.34)          --        9.68      4.23 4
9/30/99                               10.33      0.32         (0.54)         (0.35)       (0.14)       9.62     (2.31) 4
5/11/98 1 through 9/30/98             10.00      0.12          0.34          (0.13)          --       10.33      4.67 4

----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
9/30/02                              $ 9.94     $0.49        $ 0.07         $(0.51)    $     --      $ 9.99      5.82%
9/30/01                                9.60      0.50          0.34          (0.50)          --        9.94      8.91
9/30/00                                9.63      0.48         (0.05)         (0.46)          --        9.60      4.66
9/30/99                               10.31      0.45         (0.57)         (0.46)       (0.10)       9.63     (1.23)
5/11/98 1 through 9/30/98             10.00      0.18          0.31          (0.18)          --       10.31      4.95

SERVICE CLASS
9/30/02                              $ 9.95     $0.46        $ 0.06         $(0.48)    $     --      $ 9.99      5.40%
9/30/01                                9.60      0.47          0.35          (0.47)          --        9.95      8.69
9/30/00                                9.63      0.44         (0.04)         (0.43)          --        9.60      4.35
9/30/99                               10.31      0.44         (0.59)         (0.43)       (0.10)       9.63     (1.52)
5/11/98 1 through 9/30/98             10.00      0.19          0.29          (0.17)          --       10.31      4.82

INVESTOR A CLASS
9/30/02                              $ 9.94     $0.44        $ 0.07         $(0.46)    $     --      $ 9.99      5.33% 3
9/30/01                                9.60      0.45          0.34          (0.45)          --        9.94      8.40 3
9/30/00                                9.63      0.44         (0.05)         (0.42)          --        9.60      4.17 3
9/30/99                               10.31      0.40         (0.57)         (0.41)       (0.10)       9.63     (1.69) 3
5/11/98 1 through 9/30/98             10.00      0.16          0.31          (0.16)          --       10.31      4.76 3



                                                                                                   RATIO OF NET
                                 NET                    RATIO OF EXPENSES                        INVESTMENT INCOME
                                ASSETS      RATIO OF        TO AVERAGE          RATIO OF NET         TO AVERAGE
                              END OF     EXPENSES TO      NET ASSETS        INVESTMENT INCOME      NET ASSETS         PORTFOLIO
                                PERIOD     AVERAGE NET      (EXCLUDING         TO AVERAGE NET        (EXCLUDING        TURNOVER
                                (000)       ASSETS          WAIVERS)              ASSETS             WAIVERS)           RATE
-------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/02                       $  3,632       1.80%             2.01%               3.55%                3.34%              28%
9/30/01                          1,496       1.80              2.04                4.05                 3.82               19
9/30/00                            412       1.82              2.07                4.19                 3.94               23
9/30/99                            192       1.82              2.03                3.53                 3.32               23
8/26/98 1 through 9/30/98          527       1.71 2            2.04 2              2.82 2               2.49 2             77

---------------------------------
DELAWARE TAX-FREE INCOME PORFOLIO
---------------------------------
INSTITUTIONAL CLASS
9/30/02                       $ 71,516       0.70%             0.89%               5.34%                5.16%              17%
9/30/01                         79,535       0.70              0.90                4.99                 4.79               14
9/30/00                         94,865       0.70              0.91                4.90                 4.69               27
9/30/99                        104,683       0.70              0.86                4.38                 4.22               31
5/11/98 1 through 9/30/98      114,524       0.70 2            0.88 2              4.18 2               4.00 2             54

SERVICE CLASS
10/01/01 through 5/02/02      $     -- 7     1.00% 2           1.17% 2             5.26% 2              5.08% 2            17%
9/30/01                             --       0.87              1.02                4.83                 4.68               14
9/30/00                             --       1.00              1.21                4.60                 4.39               27
9/30/99                             --       1.00              1.16                4.08                 3.92               31
5/11/98 1 through 9/30/98           --       0.67 2            0.85 2              5.00 2               4.82 2             54

INVESTOR A CLASS
9/30/02                       $  5,106       1.18%             1.36%               4.85%                4.66%              17%
9/30/01                          4,304       1.17              1.37                4.53                 4.34               14
9/30/00                          3,741       1.17              1.38                4.45                 4.24               27
9/30/99                          4,468       1.17              1.33                3.91                 3.75               31
5/11/98 1 through 9/30/98        2,546       1.15 2            1.33 2              3.68 2               3.50 2             54

INVESTOR B CLASS
9/30/02                       $  3,130       1.92%             2.11%               4.08%                3.90%              17%
9/30/01                          2,505       1.91              2.11                3.79                 3.60               14
9/30/00                          1,769       1.92              2.13                3.67                 3.46               27
9/30/99                          3,149       1.92              2.08                3.16                 3.00               31
5/11/98 1 through 9/30/98        1,740       1.83 2            2.01 2              2.89 2               2.71 2             54

INVESTOR C CLASS
9/30/02                       $  3,149       1.90%             2.09%               3.91%                3.72%              17%
9/30/01                            638       1.92              2.12                3.78                 3.59               14
9/30/00                            371       1.92              2.13                3.67                 3.46               27
9/30/99                            889       1.92              2.08                3.16                 3.00               31
5/11/98 1 through 9/30/98          716       1.89 2            2.07 2              2.81 2               2.63 2             54

----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
9/30/02                       $135,938       0.70%             0.87%               4.94%                4.76%              12%
9/30/01                        146,620       0.70              0.86                5.09                 4.93               32
9/30/00                        150,646       0.70              0.88                5.06                 4.88               55
9/30/99                        167,799       0.70              0.88                4.56                 4.38               25
5/11/98 1 through 9/30/98      196,493       0.70 2            0.95 2              4.54 2               4.29 2              7

SERVICE CLASS
9/30/02                       $     92       1.00%             1.17%               4.63%                4.46%              12%
9/30/01                             91       1.00              1.16                4.79                 4.63               32
9/30/00                             88       1.00              1.18                4.76                 4.58               55
9/30/99                             --       1.00              1.18                4.26                 4.08               25
5/11/98 1 through 9/30/98           --       0.67 2            0.92 2              5.00 2               4.75 2              7

INVESTOR A CLASS
9/30/02                       $  3,612       1.18%             1.35%               4.46%                4.29%              12%
9/30/01                          3,214       1.17              1.33                4.64                 4.47               32
9/30/00                          3,686       1.17              1.35                4.63                 4.45               55
9/30/99                          1,856       1.17              1.35                4.09                 3.91               25
5/11/98 1 through 9/30/98          975       1.17 2            1.42 2              4.07 2               3.82 2              7



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----
36-37

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                    NET GAIN                                  NET
                                ASSET                  (LOSS) ON   DISTRIBUTIONS DISTRIBUTIONS  ASSET
                                VALUE      NET        INVESTMENTS    FROM NET      FROM NET    VALUE
                              BEGINNING INVESTMENT  (BOTH REALIZED  INVESTMENT     REALIZED    END OF        TOTAL
                              OF PERIOD   INCOME    AND UNREALIZED)   INCOME         GAINS     PERIOD       RETURN
---------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/02                         $ 9.94     $0.36        $ 0.08         $(0.39)    $     --      $ 9.99       4.55% 4
9/30/01                           9.60      0.37          0.35          (0.38)          --        9.94       7.60 4
9/30/00                           9.63      0.37         (0.05)         (0.35)          --        9.60       3.40 4
9/30/99                          10.31      0.34         (0.58)         (0.34)       (0.10)       9.63      (2.43) 4
5/11/98 1 through 9/30/98        10.00      0.15          0.29          (0.13)          --       10.31       4.45 4

INVESTOR C CLASS
9/30/02                         $ 9.97     $0.36        $ 0.08         $(0.39)    $     --      $10.02       4.53% 4
9/30/01                           9.62      0.37          0.36          (0.38)          --        9.97       7.69 4
9/30/00                           9.63      0.41         (0.07)         (0.35)          --        9.62       3.61 4
9/30/99                          10.31      0.33         (0.57)         (0.34)       (0.10)       9.63      (2.43) 4
5/11/98 1 through 9/30/98        10.00      0.15          0.29          (0.13)          --       10.31       4.45 4




                                                                                                      RATIO OF NET
                                    NET                    RATIO OF EXPENSES                        INVESTMENT INCOME
                                  ASSETS      RATIO OF        TO AVERAGE          RATIO OF NET         TO AVERAGE
                                  END OF     EXPENSES TO      NET ASSETS        INVESTMENT INCOME      NET ASSETS        PORTFOLIO
                                  PERIOD     AVERAGE NET      (EXCLUDING         TO AVERAGE NET        (EXCLUDING        TURNOVER
                                   (000)       ASSETS          WAIVERS)              ASSETS             WAIVERS)           RATE
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/02                        $  2,311      1.91%             2.08%                  3.65%              3.48%              12%
9/30/01                             978      1.89              2.05                   3.79               3.62               32
9/30/00                             279      1.92              2.10                   3.86               3.68               55
9/30/99                             203      1.92              2.10                   3.34               3.16               25
5/11/98 1 through 9/30/98            --      0.67 2            0.92 2                 0.64 2             0.39 2              7

INVESTOR C CLASS
9/30/02                        $  1,036      1.90%             2.08%                  3.55%              3.38%              12%
9/30/01                             236      1.91              2.07                   3.75               3.57               32
9/30/00                              69      1.92              2.10                   3.78               3.60               55
9/30/99                             571      1.92              2.10                   3.34               3.16               25
5/11/98 1 through 9/30/98            --      0.67 2            0.92 2                 5.00 2             4.75 2              7

1  Commencement of operations of share class.
2  Annualized.
3  Sales load not reflected in total return.
4  Contingent deferred sales load not reflected in total return.
5 There were no Investor C shares outstanding as of September 30, 2000. 6 Reissuance of shares.
7  There were no Service shares outstanding as of September 30, 2002.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----
38-39

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS


     BlackRock Funds(SM) (the "Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 40 publicly-offered portfolios, six of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


          Portfolio                                                       Share Classes
-----------------------------------------------------------------------------------------------------------------------------------

                              Institutional          Service          Investor A          Investor B            Investor C
--------------------------------------------- ------------------- ------------------- -------------------- ------------------------

                          Contractual Actual  Contractual Actual  Contractual Actual  Contractual  Actual  Contractual  Actual
                             Fees     Fees(4)   Fees(1)   Fees(4)   Fees(2)   Fees(4)   Fees(3)    Fees(4)   Fees(3)    Fees(4)
------------------------------------- ------- ----------- ------- ----------- ------- ----------- -------- ------------ -----------
  Tax-Free Income            None      None      0.30%     0.30%     0.50%     0.40%     1.15%      1.15%     1.15%      1.15%
------------------------------------- ------- ----------- ------- ----------- ------- ----------- -------- ------------ -----------
  Pennsylvania
    Tax-Free Income          None      None      0.30%     0.30%     0.50%     0.40%     1.15%      1.15%     1.15%      1.15%
------------------------------------- ------- ----------- ------- ----------- ------- ----------- -------- ------------ -----------
  New Jersey
    Tax-Free Income          None      None      0.30%     0.30%     0.50%     0.40%     1.15%      1.15%     1.15%      1.15%
------------------------------------- ------- ----------- ------- ----------- ------- ----------- -------- ------------ -----------
  Ohio Tax-Free Income       None      None      0.30%     0.30%     0.50%     0.40%     1.15%      1.15%     1.15%      1.15%
------------------------------------- ------- ----------- ------- ----------- ------- ----------- -------- ------------ -----------
  Delaware Tax-Free Income   None      None      0.30%      N/A      0.50%     0.40%     1.15%      1.15%     1.15%      1.15%
------------------------------------- ------- ----------- ------- ----------- ------- ----------- -------- ------------ -----------
  Kentucky Tax-Free Income   None      None      0.30%     0.30%     0.50%     0.40%     1.15%      1.15%     1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 2002.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer, which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees. As of September 30, 2002, there were no securities valued in accordance with such fair value procedures.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, are distributed at least annually.


-----
  40

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

     FUTURES TRANSACTIONS -- The Portfolios may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge municipal securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     TENDER OPTION BONDS (RITES) -- A tender option bond (RITES) is a synthetic floating or variable rate security issued when long term bonds are purchased in the primary or secondary market and are then deposited into a trust. Custodial receipts are then issued to investors, such as the Fund, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. Tender option bonds may be considered to be derivatives. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if they had not been used.

     OPTION WRITING/PURCHASING -- The Portfolios may write or purchase financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolios write or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios as writers of options, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of unfavorable changes in the price of the security underlying the written options. There were no options held by the Portfolios at September 30, 2002.

     OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc. ("BFM"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.


                                                                           -----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:


                                                       TAX-FREE INCOME, PENNSYLVANIA                     DELAWARE TAX-FREE
                                              TAX-FREE INCOME, NEW JERSEY TAX-FREE INCOME AND           INCOME AND KENTUCKY
                                                      OHIO TAX-FREE INCOME PORTFOLIOS               TAX-FREE INCOME PORTFOLIOS
                                              -----------------------------------------------       --------------------------
                                                                INVESTMENT                                  INVESTMENT
               AVERAGE DAILY NET ASSETS                        ADVISORY FEE                                ADVISORY FEE
               --------------------------     -----------------------------------------------       --------------------------
               first $1 billion                                    .500%                                       .550%
               $1 billion-- $2 billion                             .450                                        .500
               $2 billion-- $3 billion                             .425                                        .475
               greater than $3 billion                             .400                                        .450

     For the year ended September 30, 2002, advisory fees and waivers for each Portfolio were as follows:


                                                      GROSS                       NET ADVISORY
                                                  ADVISORY FEE        WAIVER           FEE
                                                  ------------       ----------   ------------
     Tax-Free Income Portfolio .................   $1,837,988       $  783,020     $1,054,968
     Pennsylvania Tax-Free Income Portfolio ....    4,780,129        1,816,462      2,963,667
     New Jersey Tax-Free Income Portfolio ......      783,015          337,400        445,615
     Ohio Tax-Free Income Portfolio ............      557,499          238,432        319,067
     Delaware Tax-Free Income Portfolio ........      453,883          153,209        300,674
     Kentucky Tax-Free Income Portfolio ........      798,244          251,834        546,410

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements beginning February 1, 1999. The agreements set a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     At September 30, 2002, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:


                                              EXPENSE
                                             LIMITATION      EXPIRING          EXPIRING          EXPIRING      TOTAL WAIVERS SUBJECT
                                             PERCENTAGE  JANUARY 31, 2003  JANUARY 31, 2004  JANUARY 31, 2005    TO REIMBURSEMENT
                                             ----------  ----------------  ----------------  ----------------  ---------------------
     Tax-Free Income Portfolio ............     0.485%      $  568,670       $  520,614         $389,477            $1,478,761
     Pennsylvania Tax-Free Income Portfolio     0.470%       1,445,092        1,400,908          975,473             3,821,473
     New Jersey Tax-Free Income Portfolio .     0.475%         290,881          242,839          178,154               711,874
     Ohio Tax-Free Income Portfolio .......     0.515%         174,194          121,622           97,902               393,718
     Delaware Tax-Free Income Portfolio ...     0.585%         165,752          106,237           75,047               347,036
     Kentucky Tax-Free Income Portfolio ...     0.585%         105,875          166,578          112,743               385,196

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.


-----
  42

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

     For the year ended September 30, 2002, administration fees and waivers for each Portfolio were as follows:


                                                       GROSS                                NET
                                                ADMINISTRATION FEE      WAIVER       ADMINISTRATION FEE
                                                ------------------      ------       ------------------
     Tax-Free Income Portfolio ...............      $  845,474           $ --             $  845,474
     Pennsylvania Tax-Free Income Portfolio ..       2,107,654             --              2,107,654
     New Jersey Tax-Free Income Portfolio ....         360,188             --                360,188
     Ohio Tax-Free Income Portfolio ..........         256,449             --                256,449
     Delaware Tax-Free Income Portfolio ......         189,806             --                189,806
     Kentucky Tax-Free Income Portfolio ......         333,811             --                333,811

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 2002, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                  PURCHASES           SALES
                                                 ------------      ------------
     Tax-Free Income Portfolio ...............   $184,078,304      $165,287,313
     Pennsylvania Tax-Free Income Portfolio ..    212,469,905       211,225,042
     New Jersey Tax-Free Income Portfolio ....     22,434,260        18,907,750
     Ohio Tax-Free Income Portfolio ..........     45,664,650        24,009,500
     Delaware Tax-Free Income Portfolio ......     13,725,183        15,597,203
     Kentucky Tax-Free Income Portfolio ......     16,946,353        21,269,135

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:


                                                                                  TAX-FREE INCOME PORTFOLIO
                                                             ----------------------------------------------------------------------
                                                                  FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                                        9/30/02                               9/30/01
                                                             -------------------------------        -------------------------------
                                                                SHARES              VALUE             SHARES             VALUE
                                                             ----------         ------------        ----------        ------------
Shares sold:
     Institutional Class ...............................      9,546,098         $107,358,932         7,310,779        $ 81,902,792
     Service Class .....................................         75,012              839,131            89,414             997,482
     Investor A Class ..................................        888,913            9,998,806         3,678,679          41,102,954
     Investor B Class ..................................        177,365            1,999,421           242,518           2,727,461
     Investor C Class ..................................        433,677            4,888,016           236,199           2,635,120
Shares issued in reinvestment of dividends:
     Institutional Class ...............................         44,307              498,645            20,091             225,215
     Service Class .....................................          9,094              102,448            14,657             163,674
     Investor A Class ..................................         19,702              221,772            21,070             235,525
     Investor B Class ..................................          8,997              101,305             7,430              83,066
     Investor C Class ..................................          2,410               27,083             1,890              21,125
Shares redeemed:
     Institutional Class ...............................     (8,824,531)         (99,456,950)       (5,579,090)        (62,501,775)
     Service Class .....................................       (132,318)          (1,485,844)         (272,777)         (3,079,140)
     Investor A Class ..................................       (832,440)          (9,374,683)       (3,858,423)        (43,164,314)
     Investor B Class ..................................        (69,906)            (786,590)          (69,938)           (784,706)
     Investor C Class ..................................       (414,020)          (4,653,308)         (112,491)         (1,262,344)
                                                             ----------         ------------        ----------        ------------
Net increase ...........................................        932,360         $ 10,278,184         1,730,008        $ 19,302,135
                                                             ==========         ============        ==========        ============


                                                                           -----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                            PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                                        9/30/02                                9/30/01
                                                            --------------------------------      --------------------------------
                                                               SHARES              VALUE             SHARES              VALUE
                                                            -----------        -------------      -----------        -------------
Shares sold:
     Institutional Class ...............................      8,980,903        $  97,440,894        9,299,824        $ 100,188,636
     Service Class .....................................        851,390            9,246,291          113,976            1,225,143
     Investor A Class ..................................        633,292            6,865,129        8,066,517           87,005,440
     Investor B Class ..................................        488,502            5,263,472          727,766            7,787,556
     Investor C Class ..................................        105,748            1,141,366           51,986              559,136
Shares issued in reinvestment of dividends:
     Institutional Class ...............................         18,780              203,743           12,106              130,451
     Service Class .....................................         18,687              202,512           35,905              385,173
     Investor A Class ..................................        106,321            1,152,577          103,121            1,108,189
     Investor B Class ..................................         58,793              632,790           55,073              587,326
     Investor C Class ..................................          1,944               20,982              854                9,164
Shares redeemed:
     Institutional Class ...............................    (11,476,593)        (124,451,514)     (10,174,102)        (109,451,083)
     Service Class .....................................       (961,806)         (10,456,170)        (713,481)          (7,705,310)
     Investor A Class ..................................       (973,001)         (10,573,962)      (7,474,141)         (80,636,614)
     Investor B Class ..................................       (376,873)          (4,053,515)        (431,580)          (4,606,793)
     Investor C Class ..................................        (41,820)            (455,838)          (9,040)             (97,938)
                                                             ----------        -------------      -----------       ---------------
Net decrease ...........................................     (2,565,733)       $ (27,821,243)        (335,216)      $   (3,511,524)
                                                             ==========        =============       ==========       ===============



                                                                            NEW JERSEY TAX-FREE INCOME PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                                        9/30/02                                9/30/01
                                                             -------------------------------       -------------------------------
                                                               SHARES              VALUE             SHARES              VALUE
                                                             ----------         ------------       ----------         ------------
Shares sold:
     Institutional Class ...............................      1,890,385         $ 22,257,928        1,346,889         $ 15,647,494
     Service Class .....................................        209,872            2,454,360           13,562              157,926
     Investor A Class ..................................        288,966            3,407,843          143,699            1,666,199
     Investor B Class ..................................        316,361            3,738,749          379,303            4,436,658
     Investor C Class ..................................         77,801              919,229           13,145              155,349
Shares issued in reinvestment of dividends:
     Institutional Class ...............................          2,061               24,269              148                1,741
     Service Class .....................................         48,232              568,029           52,538              609,535
     Investor A Class ..................................         11,010              129,666            6,704               78,023
     Investor B Class ..................................         16,505              194,210            7,274               84,846
     Investor C Class ..................................            700                8,261               88                1,032
Shares redeemed:
     Institutional Class ...............................     (2,226,536)         (26,225,514)      (1,927,888)         (22,425,946)
     Service Class .....................................       (208,663)          (2,461,506)        (320,278)          (3,726,621)
     Investor A Class ..................................        (90,763)          (1,070,677)         (31,694)            (370,788)
     Investor B Class ..................................        (65,615)            (772,340)         (46,930)            (542,494)
     Investor C Class ..................................           (582)              (6,853)              --                   --
                                                             ----------         ------------       ----------         ------------
Net increase (decrease) ................................        269,734         $  3,165,654         (363,440)        $ (4,227,046)
                                                             ==========         ============       ==========         ============


-----
  44

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                                                               OHIO TAX-FREE INCOME PORTFOLIO
                                                             --------------------------------------------------------------------
                                                                  FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                                        9/30/02                               9/30/01
                                                             ------------------------------         -----------------------------
                                                              SHARES              VALUE               SHARES             VALUE
                                                             ---------         ------------         ---------         -----------
Shares sold:
     Institutional Class ...............................     1,390,487         $ 15,003,887           886,968         $  9,386,837
     Service Class .....................................        16,557              179,874                --                   --
     Investor A Class ..................................     1,172,129           12,658,215           192,932            2,033,226
     Investor B Class ..................................       424,374            4,595,741           244,872            2,596,516
     Investor C Class ..................................       287,598            3,082,163           101,619            1,092,126
Shares issued in reinvestment of dividends:
     Institutional Class ...............................         1,009               10,853               117                1,239
     Service Class .....................................             8                   86                --                   --
     Investor A Class ..................................        12,607              135,484            11,239              118,394
     Investor B Class ..................................         6,004               64,568             4,535               47,786
     Investor C Class ..................................         2,586               27,825             1,688               17,768
Shares redeemed:
     Institutional Class ...............................    (1,164,122)         (12,550,025)       (1,096,188)         (11,585,133)
     Service Class .....................................        (1,811)             (19,694)               --                   --
     Investor A Class ..................................      (118,769)          (1,276,272)         (181,316)          (1,917,723)
     Investor B Class ..................................       (37,885)            (403,489)          (16,742)            (176,094)
     Investor C Class ..................................      (101,133)          (1,102,444)           (5,077)             (52,255)
                                                             ---------         ------------         ---------         -----------
Net increase ...........................................     1,889,639         $ 20,406,772           144,647         $  1,562,687
                                                             =========         ============        ==========         ============



                                                                             DELAWARE TAX-FREE INCOME PORTFOLIO
                                                             --------------------------------------------------------------------
                                                                  FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                                        9/30/02                               9/30/01
                                                             ------------------------------        ------------------------------
                                                              SHARES               VALUE             SHARES             VALUE
                                                             ---------         ------------        ----------         -----------
Shares sold:
     Institutional Class ...............................       823,183         $  8,370,943         1,088,599        $ 10,823,974
     Service Class .....................................         5,133               52,766                --                  --
     Investor A Class ..................................       170,602            1,735,098           148,898           1,487,851
     Investor B Class ..................................        82,967              846,851           114,013           1,133,301
     Investor C Class ..................................       241,391            2,464,308            31,527             316,348
Shares issued in reinvestment of dividends:
     Institutional Class ...............................         3,194               32,517             1,325              13,185
     Service Class .....................................            --                    2                 1                   4
     Investor A Class ..................................         9,233               93,789             6,597              65,593
     Investor B Class ..................................         2,789               28,317             3,105              30,766
     Investor C Class ..................................         1,618               16,428               695               6,910
Shares redeemed:
     Institutional Class ...............................    (1,835,826)         (18,637,745)       (3,095,515)        (30,822,400)
     Service Class .....................................        (5,144)             (51,238)               --                  --
     Investor A Class ..................................      (117,162)          (1,180,455)         (120,098)         (1,187,622)
     Investor B Class ..................................       (34,265)            (346,685)          (54,337)           (539,466)
     Investor C Class ..................................        (6,708)             (67,701)           (8,051)            (80,076)
                                                             ---------         ------------        ----------        ------------
Net decrease ...........................................      (658,995)        $ (6,642,805)       (1,883,241)       $(18,751,632)
                                                             =========         ============        ==========        ============


-----
  45

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                             KENTUCKY TAX-FREE INCOME PORTFOLIO
                                                             --------------------------------------------------------------------
                                                                  FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                                        9/30/02                               9/30/01
                                                             ------------------------------        ------------------------------
                                                              SHARES              VALUE              SHARES             VALUE
                                                             ---------         ------------        ----------        ------------
Shares sold:
     Institutional Class ...............................     2,823,237         $ 27,884,510         2,899,297        $ 28,337,705
     Service Class .....................................            --                   --                --                  --
     Investor A Class ..................................       123,446            1,215,127           196,911           1,944,350
     Investor B Class ..................................       136,169            1,341,541            72,884             716,207
     INVESTOR C CLASS ..................................        83,428              821,448            24,384             240,515
Shares issued in reinvestment of dividends:
     Institutional Class ...............................        17,467              172,177            14,016             137,566
     Service Class .....................................            --                    2                --                   4
     Investor A Class ..................................         9,897               97,537             6,553              64,143
     Investor B Class ..................................         5,272               51,934             1,614              15,896
     Investor C Class ..................................           719                7,111               338               3,329
Shares redeemed:
     Institutional Class ...............................    (3,979,689)         (39,257,211)       (3,863,746)        (37,953,042)
     Service Class .....................................           (10)                (100)               --                  --
     Investor A Class ..................................       (94,951)            (935,266)         (264,211)         (2,557,164)
     Investor B Class ..................................        (8,496)             (83,737)           (5,245)            (52,351)
     Investor C Class ..................................        (4,364)             (42,899)           (8,201)            (81,019)
                                                             ---------         ------------        ----------        ------------
Net decrease ...........................................      (887,875)        $ (8,727,826)         (925,406)       $ (9,183,861)
                                                             =========         ============        ==========        ============


     On September 30, 2002, one shareholder held approximately 89% of the Tax-Free Income Portfolio, one shareholder held approximately 91% of the Pennsylvania Tax-Free Income Portfolio, one shareholder held approximately 79% of the New Jersey Tax-Free Income Portfolio, one shareholder held approximately 74% of the Ohio Tax-Free Income Portfolio, one shareholder held approximately 80% of the Delaware Tax-Free Income Portfolio and one shareholder held approximately 87% of the Kentucky Tax-Free Income Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(E)    AT SEPTEMBER 30, 2002 NET ASSETS CONSISTED OF:

                                                      PENNSYLVANIA      NEW JERSEY         OHIO         DELAWARE       KENTUCKY
                                      TAX-FREE          TAX-FREE         TAX-FREE        TAX-FREE       TAX-FREE       TAX-FREE
                                       INCOME            INCOME           INCOME          INCOME         INCOME         INCOME
                                      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     ------------     ------------     ------------    ------------    -----------    ------------
     Capital paid-in ............    $370,183,778     $917,166,743     $149,838,895    $115,241,873    $75,466,117    $136,402,325
     Undistributed
       (accumulated)
       net investment
       income (loss) ............         487,401          163,326          139,186        (195,751)       373,354        (114,082)
     Accumulated net
       realized loss
       on investment
       transactions,
       futures contracts
       and swap contracts .......      (9,172,865)     (36,708,771)      (5,925,907)     (1,833,510)    (1,388,394)     (5,401,695)
     Net unrealized
       appreciation
       on investment
       transactions and
       futures contracts ........      19,243,598       82,758,972       17,991,073      11,925,372      8,449,677      12,102,630
                                     ------------     ------------     ------------    ------------    -----------    ------------
                                     $380,741,912     $963,380,270     $162,043,247    $125,137,984    $82,900,754    $142,989,178
                                     ============     ============     ============    ============    ===========    ============


-----
  46

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

(F)    FEDERAL TAX INFORMATION

     No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes. There were no short-term or long-term capital gains distributions for the year ended September 30, 2002.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. There are no permanent differences as of September 30, 2002.

     As   of   September   30,   2002,   the    components   of    distributable
earnings/(accumulated losses) were as follows:


                                                 UNDISTRIBUTED             CAPITAL                 POST-
                                                   TAX-FREE                 LOSS                  OCTOBER
                                                    INCOME              CARRYFORWARDS             LOSSES
                                                 -------------          -------------          -------------
     Tax-Free Income Portfolio ................    $1,939,594           $ (5,473,786)          $ (4,129,422)
     Pennsylvania Tax-Free Income Portfolio ...     3,690,501            (22,084,893)           (15,680,185)
     New Jersey Tax-Free Income Portfolio .....       818,970             (3,548,305)            (2,588,196)
     Ohio Tax-Free Income Portfolio ...........       328,729                (41,989)            (1,905,974)
     Delaware Tax-Free Income Portfolio .......       728,670                (83,140)            (1,329,298)
     Kentucky Tax-Free Income Portfolio .......       484,496             (3,002,113)            (2,623,662)

     Post-October losses represent losses realized on investment transactions from November 1, 2001 through September 30, 2002 that, in accordance with Federal income tax regulations, the Portfolios defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

     At September 30, 2002, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:


                                                                                   EXPIRING SEPTEMBER 30
                                                              ---------------------------------------------------------------
                                                                  2008             2009            2010              TOTAL
                                                              -----------       ----------       ----------       -----------
     Tax-Free Income Portfolio                                 $3,717,571       $1,756,215       $       --       $ 5,473,786
     Pennsylvania Tax-Free Income Portfolio                     5,817,038        7,641,061        8,626,794        22,084,893
     New Jersey Tax-Free Income Portfolio                         733,444        2,652,175          162,686         3,548,305
     Ohio Tax-Free Income Portfolio                                41,989               --               --            41,989
     Delaware Tax-Free Income Portfolio                            83,140               --               --            83,140
     Kentucky Tax-Free Income Portfolio                         1,316,142        1,556,368          129,603         3,002,113


                                                                           -----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        REPORT OF INDEPENDENT ACCOUNTANTS


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income and Kentucky Tax-Free Income
Portfolios (constituting the tax-free bond portfolios of BlackRock Funds, hereafter referred to as the "Funds") at September 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 18, 2002


-----
  48

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                 FUND MANAGEMENT


Information pertaining to the Trustees and officers of the trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 441-7762. Institutional and service share class investors should call (800) 441-7450.




------------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                                  NUMBER OF
                                        OFFICE (3)                                               PORTFOLIOS
NAME, ADDRESS,           POSITION(S)   AND LENGTH               PRINCIPAL OCCUPATION(S)            IN FUND       OTHER DIRECTORSHIPS
    AGE                HELD WITH FUND    OF TIME                DURING PAST FIVE YEARS             COMPLEX          HELD BY TRUSTEE
                                         SERVED                                                   OVERSEEN
                                                                                                 BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Raymond J. Clark (1)   Trustee         Since 1996     Retired; Treasurer of Princeton                 43
c/o BlackRock Funds                                   University from 1987 to 2001; Trustee,
100 Bellevue Parkway                                  The Compass Capital Group of Funds from
Wilmington, DE 19809                                  1987 to 1996; Trustee, Chemical Bank,
Age: 67                                               New Jersey Advisory Board from 1994
                                                      until 1995; Chairman of Board of
                                                      Trustees, American Red Cross - Central
                                                      N.J. Chapter; Trustee, Medical Center of
                                                      Princeton; and Trustee, United
                                                      Way-Greater Mercer County from
                                                      1996-1997.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink (2)   Trustee and     Since 2000     Director, Chairman and Chief Executive          43
BlackRock, Inc.        President                      Officer of BlackRock, Inc. since its
40 E. 52nd Street                                     formation in 1998 and of BlackRock,
New York, NY 10022                                    Inc.'s predecessor entities since 1988;
Age: 49                                               Chairman of the Management Committee and
                                                      Co-chair of the Investment Strategy
                                                      Group of BlackRock, Inc.; Treasurer
                                                      of BlackRock Funds from 2000 to 2002;
                                                      formerly, Managing Director of the First
                                                      Boston Corporation, Member of its
                                                      Management Committee, Co-head of its
                                                      Taxable Fixed Income Division and Head
                                                      of its Mortgage and Real Estate Products
                                                      Group; formerly, Chairman of the Board
                                                      and Director of BlackRock's closed-end
                                                      funds; Chairman of the Board and
                                                      Director of Anthracite Capital, Inc.;
                                                      Director of BlackRock's offshore funds
                                                      and alternative investment vehicles and
                                                      Chairman of the Board of Nomura
                                                      BlackRock Asset Management Co., Ltd.;
                                                      Director of the New York Stock Exchange;
                                                      Vice Chairman of the Board of Trustees
                                                      of Mount Sinai-New York University
                                                      Medical Center and Health System;
                                                      Co-Chairman of the Board of Trustees of
                                                      NYU Hospitals Center; and a Member of
                                                      the Board of Trustees of New York
                                                      University, NYU School of Medicine and
                                                      of Phoenix House.
------------------------------------------------------------------------------------------------------------------------------------

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                           FUND MANAGEMENT (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                  TERM OF                                        NUMBER OF
                                                 OFFICE (3)                                     PORTFOLIOS
NAME, ADDRESS,                    POSITION(S)   AND LENGTH     PRINCIPAL OCCUPATION(S)            IN FUND       OTHER DIRECTORSHIPS
    AGE                         HELD WITH FUND    OF TIME      DURING PAST FIVE YEARS             COMPLEX          HELD BY TRUSTEE
                                                  SERVED                                         OVERSEEN
                                                                                                BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                                DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Honorable Stuart E. Eizenstat   Trustee         Since 2001   Partner, Covington & Burling           43
Covington & Burling                                          (law firm) (2001-Present);
1201 Pennsylvania Avenue, NW                                 Deputy Secretary of the
Washington, DC  20004                                        Treasury (1999-2001), Under
Age: 59                                                      Secretary of State for
                                                             Economic, Business and
                                                             Agricultural Affairs
                                                             (1997-1999), Under Secretary
                                                             of Commerce for International
                                                             Trade (1996-1997), Special
                                                             Representative of the
                                                             President and Secretary of
                                                             State on Holocaust Issues
                                                             (1995-2001), and U.S.
                                                             Ambassador to the European
                                                             Union, Department of State
                                                             (1993-1996), Government of
                                                             the United States of America;
                                                             Partner, Vice-Chairman and
                                                             Chairman of the Washington
                                                             Office, Powell, Goldstein,
                                                             Frazer & Murphy (1981-1993);
                                                             Director, Overseas Private
                                                             Investment Corporation
                                                             (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez        Trustee, Vice        Since 1996   Retired; Director of USX               43       Director and
c/o BlackRock Funds        Chairman and                      Corporation (a diversified                      Chairman of the
100 Bellevue Parkway       Chairman of                       company principally engaged                     Board, RTI
Wilmington, DE 19809       the                               in energy and steel                             International
Age: 58                    Nominating                        businesses) from 1991 to                        Metals, Inc.;
                           Committee                         2001, Vice Chairman and Chief                   Director, Eastman
                                                             Financial Officer from 1994                     Chemical Company.
                                                             to 2001; Executive Vice
                                                             President - Accounting and
                                                             Finance and Chief Financial
                                                             Officer from 1991 to 1994;
                                                             Director and Chairman of the
                                                             Executive Committee, ACE
                                                             Limited (insurance company).
------------------------------------------------------------------------------------------------------------------------------------
Dr. Judith Rodin           Trustee              Since 2001   President, Professor of                43       Director, Aetna,
President                                                    Psychology (School of Arts                      Inc.; Director, AMR
University of Pennsylvania                                   and Sciences), and Professor                    Corporation;
Office of the President                                      of Medicine and Psychiatry                      Director, Electronic
100 College Hall                                             (School of Medicine),                           Data Systems
Philadelphia, PA 19104-6380                                  University of Pennsylvania                      Corporation.
Age: 58                                                      (1994-present); Provost
                                                             (1992-1994), Dean of Graduate
                                                             School of Arts and Sciences
                                                             (1991-1992), and Chair of
                                                             Psychology Department
                                                             (1989-1991), Yale University.
------------------------------------------------------------------------------------------------------------------------------------
David R. Wilmerding, Jr.   Trustee and          Since 1996   Chairman, Wilmerding &                 44 (4)
Rosemont Business Campus   Chairman of                       Associates, Inc. (investment
Building One, Suite 100    the Board                         advisers) since 1989;
919 Conestoga Road                                           Director, Beaver Management
Rosemont, PA 19010                                           Corporation (land management
Age: 67                                                      corporation); Managing
                                                             General Partner, Chestnut
                                                             Street Exchange Fund;
                                                             Director, Peoples First, The
                                                             Peoples Bank of Oxford;
                                                             Director Emeritus, The Mutual
                                                             Fire, Marine and Inland
                                                             Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------

* William O. Albertini, a disinterested Trustee of the Fund since 1996, resigned from the board in November 2002.

----
 50

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                           FUND MANAGEMENT (CONCLUDED)


------------------------------------------------------------------------------------------------------------------------------------
                                                  TERM OF
                                                 OFFICE (3)
NAME, ADDRESS,                    POSITION(S)   AND LENGTH                           PRINCIPAL OCCUPATION(S)
    AGE                         HELD WITH FUND    OF TIME                            DURING PAST FIVE YEARS
                                                  SERVED

------------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Paul Audet                 Treasurer            Since 2002     Managing Director and Chief Financial Officer of BlackRock, Inc.
BlackRock, Inc.                                                since 1998; Treasurer of BlackRock Provident Institutional Funds
40 E. 52nd Street                                              since 2001; Senior Vice President of PNC Bank Corp. from 1991 to
New York, NY 10022                                             1998.
Age: 49
------------------------------------------------------------------------------------------------------------------------------------
Anne Ackerley              Assistant            Since 2000     Managing Director, BlackRock Advisors, Inc. since May 2000; First
BlackRock, Inc.            Secretary                           Vice President and Operating Officer, Mergers and Acquisitions Group
40 E. 52nd Street                                              (1997-2000), First Vice President and Operating Officer, Public
New York, NY 10022                                             Finance Group (1995-1997), and First Vice President, Emerging Markets
Age: 40                                                        Fixed Income Research (1994-1995), Merrill Lynch & Co.
------------------------------------------------------------------------------------------------------------------------------------
Ellen L. Corson            Assistant            Since 1998     Vice President and Director of Mutual Fund Accounting and
PFPC Inc.                  Treasurer                           Administration, PFPC Inc. since November 1997; Assistant Vice
103 Bellevue Parkway                                           President, PFPC Inc. from March 1997 to November 1997; Senior
Wilmington, DE 19809                                           Accounting Officer, PFPC Inc. from March 1993 to March 1997.
Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan          Secretary            Since 1997     Director and Senior Counsel (since January 2001), and Vice President
BlackRock Advisors, Inc.                                       and Senior Counsel (1998-2000), BlackRock Advisors, Inc.; Senior
100 Bellevue Parkway                                           Counsel, PNC Bank Corp. from May 1995 to April 1998; Associate,
Wilmington, DE 19809                                           Stradley, Ronon, Stevens & Young, LLP from March 1990 to May 1995.
Age: 43
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Clark may be deemed an interested person of the Fund due to certain family relationships with employees of PNC Bank.
(2) Mr. Fink is an interested person of the Fund due to his position at BlackRock, Inc.
(3) Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified and (2) such time as such Trustee resigns or his or her term as a Trustee is terminated in accordance with the Fund's code of regulations and Declaration of Trust. Each officer holds office for an indefinite term until he or she (1) is replaced by the Board of Trustees or (2) resigns.
(4) Includes 43 Portfolios of the Fund and one Portfolio of Chestnut Street Exchange Fund, which is managed by BlackRock Financial
    Management, Inc. and BlackRock Institutional Management Corporation.

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------



Investment Adviser
   BlackRock Advisors,Inc.
   Wilmington, Delaware 19809

Sub-Adviser
   BlackRock Financial Management,Inc.
   New York, New York 10022

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19153


Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Counsel
   Simpson Thacher & Bartlett
   New York, New York 10017

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103





The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements to shareholders with multiple accounts at the same address. This practice is known as "householding" and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your BlackRock Funds shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at 1-800-441-7762.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                  FUND SPECTRUM


BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $18 BILLION IN 39 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING.



STOCK PORTFOLIOS
----------------
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity
         U.S. Opportunities (formerly Micro-Cap Equity)
         Global Science & Technology Opportunities
           (formerly Global Science & Technology)
         European Equity
         International Equity
         International Opportunities
           (formerly International Small Cap Equity)
         Asia Pacific Equity
         Select Equity
         Index Equity

STOCK & BOND PORTFOLIOS
------------------------
         Balanced

BOND PORTFOLIOS
------------------------
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Government Income
         GNMA
         Managed Income
         Core Bond Total Return
         Core PLUS Total Return
         International Bond
         High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income
         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
------------------------
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market
         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market




                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Educational and Simple IRA's.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 39 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[LOGO OMITTED]
BLACKROCK
---------
    FUNDS











Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                        BND-ANN2